UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Core Strategies: Flexible Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEDX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$ 45	0.45%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,279M
Total number of portfolio holdings	1,037
Total advisory fee paid	$ 2.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	39%
Average Credit Quality	A1
Weighted Average Maturity	12 years
Effective Duration	5.25 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	3.37%
United States Treasury Note/Bond 3.50%	3.26%
United States Treasury Note/Bond 3.88%	3.12%
United States Treasury Note/Bond 4.63%	2.61%
United States Treasury Note/Bond 3.88%	2.52%
United States Treasury Note/Bond 4.38%	2.46%
United States Treasury Note/Bond 4.00%	2.18%
United States Treasury Note/Bond 3.75%	1.97%
United States Treasury Note/Bond 5.00%	1.97%
United States Treasury Note/Bond 4.63%	1.75%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the
QR
code at left
or
visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce
expenses
, we
will
deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: Flexible Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEWX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$ 76	0.76%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,279M
Total number of portfolio holdings	1,037
Total advisory fee paid	$ 2.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	39%
Average Credit Quality	A1
Weighted Average Maturity	12 years
Effective Duration	5.25 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	3.37%
United States Treasury Note/Bond 3.50%	3.26%
United States Treasury Note/Bond 3.88%	3.12%
United States Treasury Note/Bond 4.63%	2.61%
United States Treasury Note/Bond 3.88%	2.52%
United States Treasury Note/Bond 4.38%	2.46%
United States Treasury Note/Bond 4.00%	2.18%
United States Treasury Note/Bond 3.75%	1.97%
United States Treasury Note/Bond 5.00%	1.97%
United States Treasury Note/Bond 4.63%	1.75%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will
deliver
a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address
, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEGX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$ 35	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 927M
Total number of portfolio holdings	171
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	123%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.16 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	15.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.91%
U.S. Treasury Inflation Indexed Bonds TIPS 0.25%	11.09%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	10.29%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.54%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	6.86%
Federal Home Loan Bank 3.70%	4.95%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	3.19%
Uniform Mortgage-Backed Security 6.00%	1.68%
Uniform Mortgage-Backed Security 5.50%	1.64%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to
reduce
expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEYX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$ 70	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 927M
Total number of portfolio holdings	171
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	123%
Average Credit Quality	Aa1
Weighted Average Maturity	7 years
Effective Duration	4.16 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	15.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.91%
U.S. Treasury Inflation Indexed Bonds TIPS 0.25%	11.09%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	10.29%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	7.54%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	6.86%
Federal Home Loan Bank 3.70%	4.95%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	3.19%
Uniform Mortgage-Backed Security 6.00%	1.68%
Uniform Mortgage-Backed Security 5.50%	1.64%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information
. You may also
request
this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: International Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXECX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$ 67	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,155M
Total number of portfolio holdings	858
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	2.58%
Novartis AG	1.37%
Novo Nordisk A/S Class B	1.37%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.15%
HSBC Holdings PLC	1.08%
Unilever PLC	1.04%
Roche Holding AG	0.93%
U.S. Treasury Bills 3.66%	0.92%
Shell PLC	0.90%
Tencent Holdings Ltd	0.87%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving
your request.
EMPOWER FUNDS

Empower Core Strategies: International Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEVX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$ 97	0.94%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,155M
Total number of portfolio holdings	858
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	2.58%
Novartis AG	1.37%
Novo Nordisk A/S Class B	1.37%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.15%
HSBC Holdings PLC	1.08%
Unilever PLC	1.04%
Roche Holding AG	0.93%
U.S. Treasury Bills 3.66%	0.92%
Shell PLC	0.90%
Tencent Holdings Ltd	0.87%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by co ntactin
g us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: U.S. Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEBX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$ 58	0.55%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 817M
Total number of portfolio holdings	653
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Apple Inc	5.03%
NVIDIA Corp	4.57%
Microsoft Corp	3.35%
Amazon.com Inc	2.63%
Alphabet Inc Class C	2.07%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.60%
Advanced Micro Devices Inc	1.49%
Micron Technology Inc	1.39%
Tesla Inc	1.20%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reas onably
believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Strategies: U.S. Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXETX | June 30, 2026
This semi-annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$ 92	0.87%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 817M
Total number of portfolio holdings	653
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Apple Inc	5.03%
NVIDIA Corp	4.57%
Microsoft Corp	3.35%
Amazon.com Inc	2.63%
Alphabet Inc Class C	2.07%
Broadcom Inc	1.71%
Alphabet Inc Class A	1.60%
Advanced Micro Devices Inc	1.49%
Micron Technology Inc	1.39%
Tesla Inc	1.20%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Institutional Class Ticker / MXEDX	Institutional Class Ticker / MXEGX
Investor Class Ticker / MXEWX	Investor Class Ticker / MXEYX
Empower Core Strategies: International Equity Fund	Empower Core Strategies: U.S. Equity Fund
Institutional Class Ticker / MXECX	Institutional Class Ticker / MXEBX
Investor Class Ticker / MXEVX	Investor Class Ticker / MXETX
(the "Fund(s)")
Semi-Annual Report
June 30, 2026
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.43%
	AASET Trust(b)
	Series 2021-1A Class A
244,500	2.95%, 11/16/2041	$ 235,631
	Series 2021-2A Class A
189,424	2.80%, 01/15/2047	179,940
	Series 2024-2A Class A
766,711	5.93%, 09/16/2049	771,095
180,000	Affirm Asset Securitization Trust(b) Series 2024-X2 Class D 6.08%, 12/17/2029	180,475
650,000	AGL Ltd(b)(c) Series 2022-23A Class BR 5.23%, 04/20/2038 3-mo. SOFR + 1.55%	650,263
648,075	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	650,081
	American Credit Acceptance Receivables Trust(b)
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	918,309
	Series 2024-4 Class D
300,000	5.34%, 08/12/2031	301,981
	Series 2025-1 Class D
1,500,000	5.54%, 08/12/2031	1,513,619
	AmeriCredit Automobile Receivables Trust
	Series 2023-2 Class C
1,500,000	6.00%, 07/18/2029	1,525,106
	Series 2026-1 Class B
1,850,000	4.28%, 11/18/2032(b)	1,831,156
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 5.53%, 10/22/2034 3-mo. SOFR + 1.86%	3,402,553
2,365,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2025-1A Class A2 6.72%, 06/07/2055	2,359,759
149,557	Aqua Finance Trust(b) Series 2019-A Class C 4.01%, 07/16/2040	145,900
100,000	AutoNation Finance Trust(b) Series 2026-2A Class D 5.75%, 05/15/2034	100,046
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	445,252
	Series 2023-3A Class D
260,000	7.32%, 02/20/2028	261,531
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	286,425
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	153,895
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,400,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.38%, 10/20/2037 3-mo. SOFR + 1.70%	$ 1,402,482
610,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 5.32%, 01/25/2038 3-mo. SOFR + 1.65%	610,740
	BHG Securitization Trust(b)
	Series 2023-B Class B
437,945	7.45%, 12/17/2036	453,862
	Series 2024-1CON Class B
199,858	6.49%, 04/17/2035	203,759
	Series 2024-1CON Class C
74,738	6.86%, 04/17/2035	75,746
1,335,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.06%, 10/22/2037 3-mo. SOFR + 1.40%	1,338,322
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
2,035,000	7.84%, 08/15/2029	2,094,314
	Series 2024-2 Class D
1,430,000	6.30%, 02/15/2030	1,452,545
	Series 2025-2 Class C
950,000	5.17%, 03/17/2031	953,858
	Series 2025-3 Class B
250,000	4.73%, 09/17/2029	250,283
	Series 2026-1 Class B
550,000	4.25%, 11/17/2031	546,223
306,659	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	293,940
	CarMax Auto Owner Trust
	Series 2023-4 Class D
300,000	7.16%, 04/15/2030	307,850
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	101,326
100,000	CarMax Select Receivables Trust Series 2026-B Class D 5.80%, 10/15/2032	100,758
	Carvana Auto Receivables Trust(b)
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029	2,457,125
	Series 2023-N4 Class D
200,000	7.22%, 02/11/2030	205,562
	Series 2024-N1 Class D
200,000	6.30%, 05/10/2030	203,205
	Series 2024-N3 Class D
400,000	5.38%, 12/10/2030	400,684
	Series 2024-N3 Class E
1,285,000	7.66%, 04/12/2032	1,296,216

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
641,918	5.30%, 06/15/2043	$ 629,940
	Series 2019-1A Class A
125,279	3.97%, 04/15/2039	123,363
574,922	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	567,557
1,587,878	CLIF Holdings LLC(b) Series 2025-1H Class A 6.72%, 12/20/2050	1,567,722
16,521	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	15,134
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
655,000	5.66%, 02/25/2050	655,797
	Series 2025-1A Class A3
165,000	5.85%, 02/25/2050	165,330
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.63%, 05/15/2052(d)	581,995
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	137,377
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	196,330
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-2A Class C
350,000	6.70%, 10/16/2034	358,502
	Series 2024-3A Class C
280,000	5.39%, 01/16/2035	280,476
	Series 2025-2A Class C
300,000	5.38%, 03/17/2036	299,319
345,000	CyrusOne Data Centers Issuer I LLC(b) Series 2024-3A Class A2 4.65%, 05/20/2049	329,144
360,000	DataBank Issuer II LLC(b) Series 2025-1A Class A2 5.18%, 09/27/2055	352,885
	Drive Auto Receivables Trust
	Series 2025-1 Class D
1,050,000	5.41%, 09/15/2032	1,053,796
	Series 2025-2 Class C
690,000	4.39%, 09/15/2032	683,529
104,475	Driven Brands Funding LLC(b) Series 2025-1A Class A2 5.30%, 10/20/2055	101,084
845,000	DT Auto Owner Trust(b) Series 2023-3A Class D 7.12%, 05/15/2029	861,664
20,522	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	19,662
Principal Amount(a)		Fair Value
Non-Agency — (continued)
46,088	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	$ 37,226
522,853	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	440,581
	Exeter Automobile Receivables Trust
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	687,341
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	344,106
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,352,725
	Series 2024-4A Class D
1,100,000	5.81%, 12/16/2030	1,113,578
	Series 2024-5A Class D
400,000	5.06%, 02/18/2031	400,832
	Series 2025-1A Class D
745,000	5.49%, 05/15/2031	750,730
	Series 2025-2A Class C
750,000	5.16%, 07/15/2031	754,469
	Series 2025-5A Class B
900,000	4.28%, 07/15/2030	896,025
	Series 2026-1A Class C
1,610,000	4.40%, 05/17/2032	1,586,288
	Series 2026-3A Class D
300,000	5.44%, 10/15/2032	300,311
	Exeter Select Automobile Receivables Trust
	Series 2025-1 Class A3
1,200,000	4.69%, 04/15/2030	1,202,491
	Series 2025-2 Class B
550,000	4.63%, 11/17/2031	548,602
	Series 2025-2 Class D
1,200,000	5.34%, 01/15/2032	1,193,534
	First Help Financial LLC(b)
	Series 2025-1A Class A2
570,526	4.92%, 02/15/2031	570,460
	Series 2025-2A Class A2
1,184,800	5.75%, 05/15/2030	1,188,339
	Series 2026-1A Class A2
300,000	5.41%, 09/16/2030	300,896
	Series 2026-1A Class B
200,000	5.77%, 02/17/2032	200,266
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
326,259	3.79%, 06/15/2028	326,076
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	425,000
	Series 2025-1A Class D
500,000	5.22%, 12/15/2033	494,449
	FirstKey Homes Trust(b)
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	532,499

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	$ 357,402
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	223,368
	Flagship Credit Auto Trust(b)
	Series 2021-2 Class D
90,650	1.59%, 06/15/2027	90,264
	Series 2021-3 Class D
285,008	1.65%, 09/15/2027	282,210
	Series 2023-3 Class C
25,000	6.01%, 07/16/2029	24,967
487,500	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	505,802
2,350,000	Ford Credit Auto Owner Trust(b)(e) Series 2025-1 Class A 4.86%, 08/15/2037	2,371,874
1,380,000	Fortiva Retail Credit Master Note Business Trust(b) Series 2024-ONE Class B 9.70%, 11/15/2029	1,384,291
	Foundation Finance Trust(b)
	Series 2023-2A Class B
190,694	6.97%, 06/15/2049	196,286
	Series 2024-2A Class D
73,886	6.59%, 03/15/2050	75,008
	Series 2025-1A Class B
588,828	5.26%, 04/15/2050	589,685
	Series 2025-1A Class D
419,381	6.09%, 04/15/2050	419,489
	FTAI MRE Cayman Ltd(b)
	Series 2026-1A Class A
385,000	5.63%, 06/15/2051	384,673
	Series 2026-1A Class B
255,000	6.42%, 06/15/2051	254,754
345,366	GITSIT Mortgage Loan Trust(b)(e) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	345,513
1,171,620	Global SC Finance X Ltd(b) Series 2025-1H Class A 6.17%, 09/20/2045	1,168,979
	GLS Auto Receivables Issuer Trust(b)
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	525,342
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	608,286
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	404,653
	Series 2024-2A Class D
370,000	6.19%, 02/15/2030	376,113
	GLS Auto Select Receivables Trust(b)
	Series 2024-1A Class D
50,000	6.43%, 01/15/2031	51,310
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-2A Class C
155,000	5.93%, 06/17/2030	$ 157,732
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	99,811
	Series 2025-1A Class C
65,000	5.26%, 03/15/2031	65,440
	Series 2025-1A Class D
70,000	5.74%, 04/15/2032	70,098
173,881	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	174,223
525,000	Goto Foods Funding LLC(b) Series 2026-1A Class A2 6.85%, 04/30/2056	525,662
	Hilton Grand Vacations Trust(b)
	Series 2024-1B Class C
31,691	6.62%, 09/15/2039	32,273
	Series 2025-3EXT Class A
673,555	4.56%, 10/25/2044	668,008
68,005	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	68,604
80,715	Home Partners of America Trust(b) Series 2021-1 Class E 2.58%, 09/17/2041	72,765
2,950,000	HPS Loan Management Ltd(b)(c) Series 2019-15A Class A1R2 4.90%, 10/22/2038 3-mo. SOFR + 1.24%	2,950,366
105,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	105,418
	Jack in the Box Funding LLC(b)
	Series 2019-1A Class A23
189,500	4.97%, 08/25/2049	176,396
	Series 2026-1A Class A2
1,475,000	7.62%, 05/25/2056	1,478,734
198,285	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	199,532
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
195,000	5.49%, 09/10/2031	195,367
	Series 2024-1A Class A
510,000	5.49%, 09/10/2031	510,961
335,000	Kapitus Asset Securitization VI LLC(b) Series 2026-1A Class A 5.36%, 05/10/2033	333,084
	Kinetic ABS Issuer LLC(b)
	Series 2026-1A Class A2
130,000	5.22%, 02/25/2056	129,139

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-2A Class A2
680,000	5.83%, 06/25/2058	$ 686,998
	Series 2026-2A Class B
220,000	6.22%, 06/25/2058	222,622
2,250,000	KKR Ltd(b)(c) Series 31A Class B 5.44%, 04/20/2034 3-mo. SOFR + 1.76%	2,250,283
104,910	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	112,129
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	263,803
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	148,736
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	100,495
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	100,084
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	99,756
126,074	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	117,341
	Lendbuzz Securitization Trust(b)
	Series 2026-1A Class B
90,940	5.16%, 12/16/2030	90,278
	Series 2026-1A Class C
90,940	5.74%, 09/15/2031	90,100
785,000	Lightpath Fiber Issuer LLC(b) Series 2026-1A Class A2 5.60%, 03/25/2056	783,914
689,893	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	655,013
202,973	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	196,990
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2R 5.22%, 04/15/2034 3-mo. SOFR + 1.55%	2,250,144
130,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	131,409
	Marlette Funding Trust(b)
	Series 2023-4A Class B
580,000	8.15%, 12/15/2033	593,736
	Series 2024-1A Class B
19,573	6.07%, 07/17/2034	19,596
	Series 2024-1A Class D
555,000	6.93%, 07/17/2034	562,581
Principal Amount(a)		Fair Value
Non-Agency — (continued)
525,000	Merchants Fleet Funding LLC(b) Series 2023-1A Class D 8.20%, 05/20/2036	$ 529,391
435,000	Mercury Financial Credit Card Master Trust(b) Series 2025-1A Class B 6.16%, 12/22/2031	434,626
	Mission Lane Credit Card Master Trust(b)
	Series 2024-B Class A
695,000	5.88%, 01/15/2030	696,384
	Series 2025-A Class A
595,000	5.80%, 05/15/2030	596,570
78,096	Mosaic Solar Loan Trust(b) Series 2022-3A Class A 6.10%, 06/20/2053	77,081
	MVW Owner Trust(b)
	Series 2021-1WA Class C
154,693	1.94%, 01/22/2041	150,848
	Series 2021-2A Class C
313,326	2.23%, 05/20/2039	298,252
	Navient Student Loan Trust(b)
	Series 2020-HA Class A
17,690	1.31%, 01/15/2069	16,788
	Series 2021-A Class A
151,441	0.84%, 05/15/2069	138,474
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	580,950
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	169,812
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	359,555
	Series 2023-BA Class B
560,000	7.23%, 03/15/2072	597,664
	Nelnet Student Loan Trust(b)
	Series 2021-BA Class B
370,000	2.68%, 04/20/2062	331,359
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	169,796
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	87,104
315,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	257,513
235,000	NFAS LLC(b) Series 2025-1 Class A 6.35%, 05/15/2031	236,434
1,600,000	OCP Aegis Ltd(b)(c) Series 2024-39A Class B1R 5.08%, 04/16/2038 3-mo. SOFR + 1.40%	1,598,166
375,000	Octane Receivables Trust(b) Series 2025-1A Class D 5.40%, 12/22/2031	371,326
	OneMain Direct Auto Receivables Trust(b)
	Series 2026-1A Class A
2,570,000	4.49%, 12/14/2033	2,545,026

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-1A Class B
1,250,000	4.70%, 01/17/2034	$ 1,238,299
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	323,331
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	765,998
	Series 2026-1A Class A
1,300,000	4.98%, 07/14/2039	1,305,950
752,205	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	753,331
433,611	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	430,058
1,051,283	OWN Equipment Fund III LLC(b) Series 2025-2M Class A 5.42%, 03/27/2034	1,040,922
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
1,795,000	5.27%, 07/15/2037 3-mo. SOFR + 1.60%	1,795,180
	Series 1A Class B1
1,270,000	5.82%, 07/15/2037 3-mo. SOFR + 2.15%	1,270,000
	Series 1AR Class BR
1,520,000	5.43%, 07/15/2039 3-mo. SOFR + 1.75%	1,519,948
197,339	PK ALIFT Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	199,732
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
551,650	3.86%, 12/05/2049	528,899
	Series 2022-1A Class A2II
95,750	4.01%, 12/05/2051	89,429
	Series 2025-1A Class A2I
498,750	5.27%, 12/06/2055	494,678
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
962,677	8.08%, 08/15/2028	969,031
	Series 2023-2A Class D
200,000	7.71%, 08/15/2029	201,858
	Progress Residential Trust(b)
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	229,491
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	99,776
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	343,978
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	$ 93,881
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	155,382
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	108,432
	QTS Issuer ABS II LLC(b)
	Series 2025-1A Class B
465,000	5.78%, 10/05/2055	445,172
	Series 2026-1A Class B
100,000	6.73%, 01/05/2056	100,099
	Series 2026-6A Class A21
215,000	5.34%, 07/05/2056	215,084
	Series 2026-6A Class B
1,100,000	7.14%, 07/05/2056	1,100,661
175,000	Reach Financial LLC(b) Series 2025-1A Class C 5.99%, 08/16/2032	175,945
550,000	Red Oak Funding Master Trust(b)(c) Series 2025-1A Class A 5.61%, 12/20/2030 1-mo. SOFR + 2.00%	553,117
295,000	Regional Management Issuance Trust(b) Series 2025-2 Class D 6.01%, 11/16/2037	294,659
	Republic Finance Issuance Trust(b)
	Series 2024-A Class A
520,000	5.91%, 08/20/2032	521,059
	Series 2024-B Class A
145,000	5.42%, 11/20/2037	145,653
	Series 2024-B Class C
490,000	6.60%, 11/20/2037	494,362
250,000	Santander Bank Auto Credit-Linked Notes(b) Series 2026-A Class D 5.25%, 07/17/2034	250,123
	Santander Drive Auto Receivables Trust
	Series 2025-3 Class C
850,000	4.68%, 09/15/2031	847,011
	Series 2025-3 Class D
450,000	5.11%, 09/15/2031	450,088
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	100,837
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	101,113
	SCF Equipment Leasing LLC(b)
	Series 2024-1A Class C
115,000	5.82%, 09/20/2032	116,498
	Series 2024-1A Class D
110,000	6.58%, 06/21/2033	112,425

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
460,000	Scooter's Coffee Issuer LLC(b) Series 2026-1A Class A2 6.38%, 05/20/2056	$ 462,155
932,662	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	944,892
1,810,000	SF ABS Issuer LLC(b) Series 2025-1A Class A2 5.38%, 11/25/2055	1,779,438
950,000	Shentel Issuer LLC(b) Series 2025-1A Class A2 5.64%, 12/20/2055	954,922
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2023-2A Class C
53,852	7.30%, 04/20/2040	55,197
	Series 2023-3A Class C
159,412	7.12%, 09/20/2040	162,962
	Series 2025-3A Class C
97,003	4.98%, 08/22/2044	95,521
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
199,462	2.23%, 09/15/2037	194,089
	Series 2021-A Class A2A2
244,535	4.47%, 01/15/2053(c) 1-mo. SOFR + 0.84%	242,483
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	309,423
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	287,885
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	616,273
1,058,487	Sprite Ltd(b) Series 2026-1 Class C 9.41%, 03/15/2041	1,040,562
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
57,867	6.27%, 07/15/2044	59,333
	Series 2024-2A Class A
286,403	5.21%, 02/15/2045	284,580
1,477,500	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	1,483,506
101,403	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	93,801
294,203	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	150,589
1,043,507	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	907,373
Principal Amount(a)		Fair Value
Non-Agency — (continued)
99,261	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	$ 90,688
235,067	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	221,086
413,807	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	408,474
1,010,502	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	1,003,767
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,790,000	5.04%, 11/15/2027(c) 1-day. SOFR + 1.40%	1,796,776
	Series 2024-1A Class B
280,000	7.29%, 11/15/2027	283,087
	Series 2026-1A Class A2
310,000	5.12%, 12/15/2029	309,489
	Series 2026-1A Class B2
210,000	6.19%, 12/15/2029	209,635
100,000	Tricon American Homes Trust(b) Series 2020-SFR2 Class E1 2.73%, 11/17/2039	95,907
795,000	Triton Container Finance IX LLC(b) Series 2026-1A Class A 5.26%, 05/20/2051	793,667
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	101,201
100,000	Veros Auto Receivables Trust(b) Series 2026-1 Class D 5.66%, 07/15/2031	99,678
377,399	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	368,469
307,565	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	309,514
100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class D 7.29%, 07/15/2030	103,822
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	404,056
	Series 2023-3A Class C
389,569	6.02%, 09/15/2028	390,978
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,364,664

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	$ 202,593
	Series 2025-1A Class D
400,000	5.54%, 11/15/2030	403,687
	Series 2025-2A Class D
450,000	5.08%, 05/15/2031	450,019
221,958	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	208,149
17,122	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	17,311
TOTAL ASSET-BACKED SECURITIES — 10.43% (Cost $133,902,501)		$133,405,447
BANK LOANS
1,205,000	Advanced Drainage Systems Inc(c) 5.27%, 02/11/2033 1-mo. SOFR + 1.62%	1,214,339
1,057,350	Allison Transmission Inc(c) 5.36%, 01/02/2033 1-mo. SOFR + 1.71%	1,053,649
775,613	Amynta Agency Borrower Inc(c) 6.13%, 12/29/2031 1-mo. SOFR + 2.47%	764,560
	Aramark Services Inc(c)
160,000	5.36%,04/06/2028 1-mo. SOFR + 1.71%	160,000
1,383,203	5.39%,06/24/2030 1-mo. SOFR + 1.74%	1,381,905
2,550,568	Ardonagh FinCo Ltd(c) 6.62%, 02/15/2031 3-mo. SOFR + 2.89%	2,463,422
1,360,296	Asplundh Tree Expert LLC(c) 5.36%, 05/23/2031 1-mo. SOFR + 1.71%	1,359,352
51,386	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance(c) 6.15%, 05/27/2031 1-mo. SOFR + 2.50%	50,229
598,379	Bausch + Lomb Corp(c) 7.38%, 01/15/2031 1-mo. SOFR + 3.73%	599,313
2,450,000	BioMarin Pharmaceutical Inc(c) 5.40%, 04/27/2033 6-mo. SOFR + 1.55%	2,448,163
717,203	CACI International Inc(c) 5.40%, 02/25/2033 1-mo. SOFR + 1.75%	714,812
341,541	Citadel Securities LP(c) 5.64%, 06/10/2033 3-mo. SOFR + 1.91%	340,711
Principal Amount(a)		Fair Value
Bank Loans — (continued)
1,104,450	Clean Harbors Inc(c) 5.15%, 09/24/2032 1-mo. SOFR + 1.50%	$ 1,107,605
205,000	Core & Main Inc(c) 5.40%, 06/25/2033 1-mo. SOFR + 1.75%	204,744
548,635	Coreweave Compute Acquisition Co IV LLC(c)(f) 8.11%, 11/06/2031 1-mo. SOFR + 4.46%	329,360
1,674,634	DaVita Inc(c) 5.36%, 05/09/2031 1-mo. SOFR + 1.71%	1,671,045
2,603,951	Dayforce Bidco LLC(c) 6.61%, 02/04/2033 3-mo. SOFR + 2.88%	2,366,341
3,501,346	Discovery Global Holdings Inc(c) 6.14%, 06/03/2033 1-mo. SOFR + 2.49%	3,501,035
864,063	DK Crown Holdings Inc(c) 5.40%, 03/04/2032 1-mo. SOFR + 1.75%	861,902
951,191	Edelman Financial Engines Center LLC(c) 7.64%, 12/01/2031 1-mo. SOFR + 3.99%	953,093
	First Brands Group LLC(c)
470,921	9.01%,06/29/2026 1-mo. SOFR + 5.35%	1,177
162,590	13.61%,06/29/2026 1-mo. SOFR + 9.96%	24,389
243,344	8.73%,03/30/2027 1-mo. SOFR + 5.08%	199
174,627	8.77%,03/30/2027 1-mo. SOFR + 5.12%	143
	Flutter Entertainment PLC(c)
2,180,071	5.40%,11/29/2030 3-mo. SOFR + 1.67%	2,154,865
866,250	5.64%,06/04/2032 3-mo. SOFR + 1.91%	861,377
1,157,005	Hilton Worldwide Finance LLC(c) 5.36%, 11/08/2030 1-mo. SOFR + 1.71%	1,158,692
292,776	Leia Finco US LLC(c) 6.93%, 10/09/2031 3-mo. SOFR + 3.19%	268,317
98,257	Light & Wonder International Inc(c) 5.64%, 04/16/2029 1-mo. SOFR + 1.99%	96,783
502,000	Lockton Inc(c) 5.89%, 05/09/2033 3-mo. SOFR + 2.16%	500,118
4,977,525	Medline Borrower LP(c) 5.13%, 05/16/2033 1-mo. SOFR + 1.47%	4,944,862
1,215,538	Novelis Holdings Inc(c) 5.42%, 03/11/2032 3-mo. SOFR + 1.68%	1,212,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
3,412,377	NRG Energy Inc(c) 5.39%, 04/16/2031 3-mo. SOFR + 1.65%	$ 3,407,258
1,445,000	Oak-Eagle AcquireCo Inc(c) 7.14%, 03/24/2033 1-mo. SOFR + 3.49%	1,448,010
204,154	OpenText Corp(c) 5.40%, 01/31/2030 1-mo. SOFR + 1.75%	199,589
821,558	PetSmart LLC(c) 7.64%, 08/18/2032 1-mo. SOFR + 3.99%	819,915
582,130	QXO Inc(c) 5.62%, 06/03/2033 1-mo. SOFR + 1.97%	580,351
282,775	Resideo Funding Inc(c) 5.38%, 02/11/2028 1-mo. SOFR + 1.72%	282,893
216,700	Ryan Specialty Group LLC(c) 6.15%, 09/15/2031 1-mo. SOFR + 2.50%	215,887
724,242	SBA Senior Finance II LLC(c) 5.40%, 01/25/2031 1-mo. SOFR + 1.75%	724,695
1,266,825	Solstice Advanced Materials Inc(c) 5.38%, 10/29/2032 3-mo. SOFR + 1.65%	1,269,992
246,881	Terex Corp(c) 5.43%, 10/08/2031 1-mo. SOFR + 1.78%	246,984
875,000	Tory Burch LLC(c) 7.64%, 04/30/2031 1-mo. SOFR + 3.98%	870,188
3,145,275	Trans Union LLC(c) 5.36%, 06/24/2031 1-mo. SOFR + 1.71%	3,136,100
290,000	Transdigm Inc(c) 6.12%, 02/13/2033 1-mo. SOFR + 2.47%	289,982
	Trio Bidco Inc(c)
4,937	7.61%,10/08/2032 1-mo. SOFR + 3.96%	4,869
46,898	7.61%,10/09/2032 1-mo. SOFR + 3.96%	45,863
430,167	Truist Insurance Holdings LLC(c) 6.40%, 05/06/2031 3-mo. SOFR + 2.67%	419,547
272,215	United Rentals Inc(c) 5.13%, 02/14/2031 1-mo. SOFR + 1.47%	274,087
1,690,500	Wyndham Hotels & Resorts Inc(c) 5.40%, 05/24/2030 1-mo. SOFR + 1.75%	1,690,438
TOTAL BANK LOANS — 3.96% (Cost $51,890,143)		$50,695,650
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 1.48%
337,000	Anglo American Capital PLC(b) 5.25%, 03/19/2036	$ 333,491
24,000	Arcosa Inc(b) 6.88%, 08/15/2032	25,035
669,000	Ashland Inc(b) 3.38%, 09/01/2031	622,595
17,000	Carpenter Technology Corp(b) 5.63%, 03/01/2034	16,987
180,000	Chemours Co(b) 5.75%, 11/15/2028	179,855
	Commercial Metals Co(b)
477,000	5.75%, 11/15/2033	474,182
668,000	6.00%, 12/15/2035	666,271
18,000	Fortescue Treasury Pty Ltd(b) 4.38%, 04/01/2031	17,125
	Glencore Funding LLC(b)
3,150,000	6.38%, 10/06/2030	3,320,543
2,010,000	2.85%, 04/27/2031	1,830,988
300,000	2.63%, 09/23/2031	267,858
3,075,000	5.70%, 05/08/2033	3,175,445
5,550,000	6.50%, 10/06/2033	5,978,162
76,000	Mineral Resources Ltd(b) 9.25%, 10/01/2028	78,466
771,000	Solstice Advanced Materials Inc(b) 5.63%, 09/30/2033	766,206
	Steel Dynamics Inc
320,000	5.38%, 08/15/2034	324,064
810,000	5.25%, 05/15/2035	813,103
		18,890,376
Communications — 4.76%
1,619,000	Alphabet Inc 4.80%, 02/15/2036	1,591,553
1,030,000	Amazon.com Inc 4.88%, 03/13/2036	1,013,935
	AppLovin Corp
700,000	5.13%, 12/01/2029	705,809
460,000	5.38%, 12/01/2031	466,416
2,075,000	5.50%, 12/01/2034	2,093,759
	AT&T Inc
1,875,000	5.38%, 08/15/2035	1,883,664
267,000	5.13%, 04/30/2036	261,665
1,476,000	Beacon Point DC LLC(b) 6.13%, 11/30/2042	1,488,676
6,219,000	Beignet Investor LLC(b) 6.58%, 05/30/2049	6,344,330
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
35,000	5.00%, 02/01/2028	34,562
158,000	4.75%, 03/01/2030	149,808
1,401,000	4.50%, 08/15/2030	1,302,290
870,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.95%, 06/30/2062	514,440

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	CSC Holdings LLC(b)
1,002,000	5.38%, 02/01/2028	$ 628,104
403,000	11.25%, 05/15/2028	259,914
200,000	5.75%, 01/15/2030	46,375
600,000	4.13%, 12/01/2030	356,523
7,410,000	4.63%, 12/01/2030	1,722,825
1,640,000	3.38%, 02/15/2031	972,594
400,000	4.50%, 11/15/2031	236,348
1,194,000	DirecTV Financing LLC 8.88%, 02/01/2030(b)	1,214,778
1,004,000	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(b) 10.00%, 02/15/2031	1,041,856
	Discovery Communications LLC
88,000	3.63%, 05/15/2030	81,840
350,000	6.35%, 06/01/2040	290,500
1,835,000	Discovery Global Holdings Inc 4.28%, 03/15/2032	1,646,637
	DISH DBS Corp(b)(g)
2,885,000	5.25%, 12/01/2026	2,854,318
1,625,000	5.75%, 12/01/2028	1,574,219
9,747,212	EchoStar Corp 10.75%, 11/30/2029	10,533,028
1,320,000	Expedia Group Inc(h) 5.40%, 02/15/2035	1,306,510
779,000	Flash Compute LLC(b) 7.25%, 12/31/2030	800,985
610,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 5.25%, 12/01/2027	609,368
676,000	Hut 8 DC LLC(b) 6.19%, 11/15/2042	684,708
	Meta Platforms Inc
1,021,000	5.63%, 11/15/2055	925,186
530,000	6.30%, 05/15/2056	527,572
	Paramount Global
644,000	7.88%, 07/30/2030	676,368
724,000	4.95%, 01/15/2031	672,986
	Space Exploration Technologies Corp(b)
6,461,000	5.88%, 07/15/2036	6,376,778
2,423,000	6.65%, 07/15/2056	2,337,723
1,410,000	Sprint Capital Corp 8.75%, 03/15/2032	1,660,936
260,000	Time Warner Cable LLC 6.55%, 05/01/2037	257,732
	T-Mobile USA Inc
810,000	2.70%, 03/15/2032	719,893
1,105,000	5.75%, 01/15/2034	1,144,188
170,000	4.70%, 01/15/2035	164,063
	Uber Technologies Inc
295,000	4.80%, 09/15/2034	289,461
405,000	4.80%, 09/15/2035	393,884
		60,859,107
Principal Amount(a)		Fair Value
Consumer, Cyclical — 2.22%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
65,000	3.88%, 01/15/2028	$ 63,778
260,000	3.50%, 02/15/2029	249,841
241,000	5.63%, 09/15/2029	242,258
2,170,000	4.00%, 10/15/2030	2,048,586
705,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	659,309
	American Airlines Pass Through Trust
	Series 2019-1 Class A
10,672	3.85%, 02/15/2028	10,402
	Series 2016-3 Class A
104,326	3.25%, 10/15/2028	99,623
	Series 2017-2 Class A
2,835	3.60%, 10/15/2029	2,726
1,679	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	1,621
1,550,000	Carnival Corp(b) 5.75%, 08/01/2032	1,565,140
315,000	Choice Hotels International Inc 5.85%, 08/01/2034	320,054
417,000	Core & Main LP(b) 6.00%, 07/01/2034	418,961
500,000	DR Horton Inc 5.50%, 10/15/2035	510,616
1,530,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	1,583,553
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	817,516
124,000	3.63%, 02/15/2032	113,494
13,000	6.13%, 04/01/2032	13,174
495,000	5.50%, 03/31/2034	490,756
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
150,000	4.88%, 07/01/2031	140,991
357,000	6.63%, 01/15/2032	362,305
637,000	Kingpin Intermediate Holdings LLC(b) 7.25%, 10/15/2032	537,064
73,000	Marriott International Inc 5.10%, 05/01/2038	70,400
	Marriott Ownership Resorts Inc
18,000	4.75%, 01/15/2028	17,799
252,000	4.50%, 06/15/2029(b)	243,171
2,137,000	Meritage Homes Corp 5.65%, 03/15/2035	2,160,691
6,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	5,612
570,000	NCL Corp Ltd(b) 6.75%, 02/01/2032	568,718

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
195,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	$ 196,487
	Royal Caribbean Cruises Ltd
1,840,000	5.50%, 04/01/2028(b)	1,857,304
1,393,000	5.63%, 09/30/2031(b)	1,404,705
1,455,000	6.00%, 02/01/2033(b)	1,475,510
1,054,000	5.38%, 01/15/2036	1,046,225
1,007,000	5.25%, 02/27/2038	975,350
	Taylor Morrison Communities Inc(b)
17,000	5.13%, 08/01/2030	17,020
1,066,000	5.75%, 11/15/2032	1,097,072
	Travel + Leisure Co
210,000	4.50%, 12/01/2029(b)	203,190
755,000	4.63%, 03/01/2030(b)	731,034
645,000	4.63%, 03/01/2030	624,526
2,071,679	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	2,149,996
17,000	Viking Cruises Ltd(b) 5.88%, 10/15/2033	17,027
	Yum! Brands Inc
1,119,000	3.63%, 03/15/2031	1,041,485
413,000	4.63%, 01/31/2032	395,198
	ZF North America Capital Inc(b)
465,000	6.88%, 04/14/2028	475,593
675,000	6.75%, 04/23/2030	669,347
760,000	6.88%, 04/23/2032	747,692
		28,442,920
Consumer, Non-Cyclical — 2.80%
	Ashtead Capital Inc(b)
2,210,000	5.95%, 10/15/2033	2,280,123
285,000	5.80%, 04/15/2034	290,363
	Avantor Funding Inc(b)
400,000	4.63%, 07/15/2028	395,801
18,000	3.88%, 11/01/2029	17,184
1,185,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,095,698
	Block Inc
530,000	3.50%, 06/01/2031	487,884
17,000	6.50%, 05/15/2032	17,356
	CVS Pass Through Trust(b)
	Series 2013
613,232	4.70%, 01/10/2036	572,330
	Series 2014
215,664	4.16%, 08/11/2036	201,793
695,000	Elevance Health Inc 5.20%, 02/15/2035	696,488
	HCA Inc
1,685,000	5.50%, 06/01/2033	1,721,381
2,025,000	5.60%, 04/01/2034	2,067,701
385,000	5.45%, 09/15/2034	389,134
50,000	4.90%, 11/15/2035	48,423
735,000	5.13%, 06/15/2039	700,615
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings
2,075,000	3.75%, 12/01/2031	$ 1,936,577
31,000	6.75%, 03/15/2034	33,825
705,000	5.95%, 04/20/2035	726,967
260,000	5.50%, 01/15/2036	259,622
616,000	5.63%, 03/10/2037(b)	613,431
	Lamb Weston Holdings Inc(b)
9,000	4.13%, 01/31/2030	8,630
9,000	4.38%, 01/31/2032	8,462
589,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	601,131
	Molina Healthcare Inc(b)
275,000	4.38%, 06/15/2028	270,198
10,000	3.88%, 11/15/2030	9,326
1,123,000	6.50%, 02/15/2031	1,142,422
1,340,000	3.88%, 05/15/2032	1,211,506
9,000	6.25%, 01/15/2033	9,015
9,000	Performance Food Group Inc(b) 4.25%, 08/01/2029	8,736
	Pilgrim's Pride Corp
1,954,000	3.50%, 03/01/2032	1,781,318
1,133,000	6.88%, 05/15/2034	1,224,188
	Post Holdings Inc(b)
13,000	4.63%, 04/15/2030	12,559
460,000	4.50%, 09/15/2031	431,532
12,000	Radiology Partners Inc(b) 8.50%, 07/15/2032	12,523
286,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	301,657
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,553,981
1,045,000	EUR, 7.88%, 09/15/2031	1,398,813
	Teva Pharmaceutical Finance Netherlands III BV
269,000	3.15%, 10/01/2026	267,677
275,000	5.13%, 05/09/2029	274,907
1,270,000	7.88%, 09/15/2029	1,361,901
915,000	8.13%, 09/15/2031	1,031,029
200,000	6.00%, 12/01/2032	207,529
5,792,000	4.10%, 10/01/2046	4,470,695
220,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	225,378
	TriNet Group Inc(b)
314,000	3.50%, 03/01/2029	295,636
8,000	7.13%, 08/15/2031	8,044
	United Rentals North America Inc
14,000	3.88%, 02/15/2031	13,228
14,000	3.75%, 01/15/2032	12,974
1,722,000	5.38%, 11/15/2033(b)	1,696,019
1,405,000	6.13%, 03/15/2034(b)	1,440,382
		35,844,092

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Energy — 3.36%
	Aker BP ASA(b)
1,010,000	4.00%, 01/15/2031	$ 972,530
785,000	5.13%, 10/01/2034	768,706
200,000	Australian Metcoal Financing Pty Ltd(b) 6.25%, 10/22/2031	203,560
2,391,000	Canadian Natural Resources Ltd 5.40%, 12/15/2034	2,416,477
376,000	Cenovus Energy Inc 5.40%, 03/20/2036	372,484
	Cheniere Energy Partners LP
1,687,000	4.00%, 03/01/2031	1,622,984
1,500,000	5.95%, 06/30/2033	1,566,122
	Chord Energy Corp(b)
1,008,000	6.00%, 10/01/2030	1,012,258
89,000	6.75%, 03/15/2033	90,318
	Continental Resources Inc(b)
5,060,000	5.75%, 01/15/2031	5,152,270
1,845,000	2.88%, 04/01/2032	1,623,362
9,000	Crescent Energy Finance LLC(b) 7.38%, 01/15/2033	8,946
	Energean Israel Finance Ltd(b)
825,000	5.38%, 03/30/2028	816,220
625,000	5.88%, 03/30/2031	599,779
	Energy Transfer LP
930,000	6.55%, 12/01/2033	1,006,223
2,530,000	5.60%, 09/01/2034	2,582,060
685,000	5.70%, 04/01/2035	703,039
16,000	8.00%, 05/15/2054	16,985
968,000	Helmerich & Payne Inc 5.50%, 12/01/2034	949,539
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	255,624
20,000	Leviathan Bond Ltd(b) 6.50%, 06/30/2027	20,076
49,000	Matador Resources Co(b) 6.50%, 04/15/2032	49,268
343,000	NGPL PipeCo LLC(b) 5.60%, 08/15/2036	341,107
8,000	Oceaneering International Inc 6.00%, 02/01/2028	8,115
	ONEOK Inc
185,000	6.50%, 09/01/2030(b)	194,360
445,000	5.45%, 06/01/2047	407,860
115,000	Plains All American Pipeline LP / PAA Finance Corp 4.30%, 01/31/2043	94,904
	SM Energy Co(b)
295,000	8.38%, 07/01/2028	301,332
711,000	6.75%, 08/01/2029	723,954
402,000	8.63%, 11/01/2030	422,187
12,000	8.75%, 07/01/2031	12,534
6,000	7.00%, 08/01/2032	6,055
Principal Amount(a)		Fair Value
Energy — (continued)
	Sunoco LP(b)
301,000	5.63%, 03/15/2031	$ 298,805
53,000	5.38%, 07/15/2031	52,278
	Targa Resources Corp
230,000	6.13%, 03/15/2033	242,294
315,000	5.50%, 02/15/2035	317,957
2,790,000	5.55%, 08/15/2035	2,822,088
17,000	Venture Global LNG Inc(b)(i) 9.00%, Perpetual	16,597
	Venture Global Plaquemines LNG LLC(b)
1,279,000	6.13%, 12/15/2030	1,308,619
1,627,000	7.50%, 05/01/2033	1,785,654
1,664,000	6.50%, 01/15/2034	1,733,858
649,000	6.50%, 06/15/2034	676,112
980,000	7.75%, 05/01/2035	1,099,043
145,000	6.75%, 01/15/2036	153,743
2,411,000	Viper Energy Partners LLC 5.70%, 08/01/2035	2,449,407
13,000	Weatherford International Ltd(b) 6.75%, 10/15/2033	13,264
	Western Midstream Operating LP
995,000	6.15%, 04/01/2033	1,037,803
226,000	5.50%, 12/15/2035	223,616
769,000	5.70%, 07/01/2036	770,384
125,000	5.45%, 04/01/2044	113,851
850,000	5.30%, 03/01/2048	740,057
95,000	5.50%, 08/15/2048	84,682
335,000	5.25%, 02/01/2050	290,636
	Whistler Pipeline LLC(b)
365,000	5.70%, 09/30/2031	374,336
405,000	5.95%, 09/30/2034	414,555
680,000	Williams Cos Inc 5.15%, 03/15/2034	679,416
		43,020,293
Financial — 6.26%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,285,000	6.15%, 09/30/2030	1,342,629
2,835,000	3.30%, 01/30/2032	2,591,401
1,470,000	3.40%, 10/29/2033	1,306,670
1,640,000	4.95%, 09/10/2034	1,598,793
1,905,000	Aircastle Ltd(b) 6.50%, 07/18/2028	1,960,946
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
335,000	5.25%, 03/15/2030	337,095
450,000	5.75%, 10/01/2031	460,312
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b)
216,000	6.75%, 04/15/2028	217,725
223,000	7.00%, 01/15/2031	226,626

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
631,000	6.50%, 10/01/2031	$ 629,269
13,000	AmWINS Group Inc(b) 6.38%, 02/15/2029	13,064
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	259,883
1,385,000	2.75%, 01/15/2027	1,365,017
2,160,000	3.75%, 07/15/2027	2,120,977
795,000	7.95%, 08/11/2028	821,826
17,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC(b) 7.88%, 11/01/2029	17,214
200,000	Ardonagh FinCo Ltd(b) 7.75%, 02/15/2031	202,253
	Arthur J Gallagher & Co
140,000	5.00%, 02/15/2032	140,343
495,000	5.45%, 07/15/2034	502,073
590,000	5.15%, 02/15/2035	585,817
230,000	Athene Global Funding(b) 2.55%, 11/19/2030	205,254
	Aviation Capital Group LLC(b)
885,000	6.25%, 04/15/2028	905,032
635,000	6.75%, 10/25/2028	659,440
62,000	4.25%, 04/30/2029	60,973
945,000	6.38%, 07/15/2030	990,320
850,000	4.80%, 10/24/2030	841,640
82,000	4.88%, 01/28/2033	79,770
	Avolon Holdings Funding Ltd(b)
485,000	5.38%, 05/30/2030	489,818
601,000	4.70%, 01/30/2031	590,305
576,000	4.85%, 04/01/2033	557,560
	Azorra Finance Ltd(b)
8,000	7.75%, 04/15/2030	8,298
8,000	7.25%, 01/15/2031	8,219
21,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance(b) 7.13%, 05/15/2031	21,091
805,000	BGC Group Inc 6.15%, 04/02/2030	821,430
1,847,000	Blue Owl Finance LLC 6.25%, 04/18/2034	1,808,296
315,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	321,365
280,000	Brown & Brown Inc 5.55%, 06/23/2035	279,395
465,000	CaixaBank SA(b) 5.58%, 07/03/2036	469,514
740,000	Capital One Financial Corp 5.20%, 09/11/2036	720,351
	Citadel LP(b)
345,000	6.00%, 01/23/2030	354,714
260,000	6.38%, 01/23/2032	270,670
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	131,519
Principal Amount(a)		Fair Value
Financial — (continued)
16,000	CRC Insurance Group LLC(b) 7.13%, 06/01/2031	$ 15,949
395,000	EPR Properties REIT 3.60%, 11/15/2031	361,781
	Freedom Mortgage Holdings LLC(b)
16,000	9.25%, 02/01/2029	16,534
189,000	9.13%, 05/15/2031	195,407
104,000	8.38%, 04/01/2032	105,788
625,000	7.88%, 04/01/2033	609,513
17,000	GGAM Finance Ltd(b) 5.88%, 03/15/2030	17,018
675,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	605,524
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	555,110
	Goldman Sachs Group Inc
1,095,000	5.07%, 01/21/2037	1,069,105
2,289,000	5.39%, 02/02/2041	2,229,758
1,975,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,981,823
665,000	ING Groep NV 6.11%, 09/11/2034	703,712
656,000	Intesa Sanpaolo SpA(b) 6.01%, 06/29/2037	660,379
400,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	387,160
	Jane Street Group / JSG Finance Inc(b)
12,000	7.13%, 04/30/2031	12,407
12,000	6.75%, 05/01/2033	12,340
	Jefferies Financial Group Inc
543,000	5.13%, 04/28/2031	536,009
1,635,000	6.20%, 04/14/2034	1,673,435
	JPMorgan Chase & Co
2,450,000	6.50%, Perpetual(i)	2,508,827
725,000	4.90%, 01/22/2037	705,994
4,739,999,744	JPMorgan Chase Bank NA(b) UZS, 11.00%, 11/26/2027	394,526
	Macquarie Airfinance Holdings Ltd(b)
130,000	6.40%, 03/26/2029	133,815
250,000	5.15%, 03/17/2030	249,305
275,000	6.50%, 03/26/2031	287,385
1,845,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,826,873
	Morgan Stanley
445,000	5.42%, 07/21/2034	451,903
1,422,000	6.63%, 11/01/2034	1,543,105
310,000	5.47%, 01/18/2035	314,707
1,345,000	5.83%, 04/19/2035	1,395,388
3,145,000	2.48%, 09/16/2036	2,728,252
2,834,000	5.95%, 01/19/2038	2,915,823
2,324,000	5.31%, 01/18/2041	2,264,924
665,000	Navient Corp 5.00%, 03/15/2027	659,745

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
775,000	Osaic Holdings Inc(b) 6.75%, 08/01/2032	$ 776,325
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
220,000	3.63%, 03/01/2029(b)	211,618
220,000	3.63%, 03/01/2029	211,618
3,610,000	3.88%, 03/01/2031(b)	3,378,093
3,115,000	4.00%, 10/15/2033(b)	2,803,659
34,000	Ryan Specialty LLC(b) 5.88%, 08/01/2032	33,451
	Societe Generale SA(b)
763,000	5.40%, 08/08/2034	757,966
1,715,000	5.44%, 10/03/2036	1,690,513
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,560,128
640,000	Sumisho Air Lease Corp(i) 8.26%, Perpetual	643,114
	Synchrony Financial
1,035,000	5.94%, 08/02/2030	1,055,605
420,000	5.45%, 03/06/2031	419,891
94,000	4.95%, 02/25/2032	91,636
12,000	7.25%, 02/02/2033	12,509
416,000	6.00%, 07/29/2036	417,939
	UBS Group AG(b)
1,145,000	6.60%, Perpetual(h)(i)	1,155,022
250,000	3.87%, 01/12/2029 3-mo. SOFR + 1.41%	247,125
1,760,000	5.70%, 02/08/2035	1,806,832
	UniCredit SpA(b)
1,000,000	3.13%, 06/03/2032	917,595
770,000	5.86%, 06/19/2032	774,069
600,000	5.46%, 06/30/2035	603,204
	Wells Fargo & Co
2,005,000	4.89%, 09/15/2036	1,956,101
970,000	4.96%, 01/23/2037	946,992
206,000	Willis North America Inc 5.15%, 03/15/2036	201,980
		80,097,216
Industrial — 2.88%
540,000	Amrize Finance US LLC 5.40%, 04/07/2035	547,953
	Axon Enterprise Inc(b)
268,000	6.13%, 03/15/2030	273,350
137,000	6.25%, 03/15/2033	140,421
2,632,000	Ball Corp 5.50%, 09/15/2033	2,648,276
	Boeing Co
2,020,000	5.15%, 05/01/2030	2,044,626
515,000	6.39%, 05/01/2031	547,213
495,000	6.53%, 05/01/2034	538,517
1,810,000	5.71%, 05/01/2040	1,840,491
4,957,000	5.81%, 05/01/2050	4,897,346
1,523,000	6.86%, 05/01/2054	1,711,657
115,000	5.93%, 05/01/2060	113,123
685,000	7.01%, 05/01/2064	779,012
Principal Amount(a)		Fair Value
Industrial — (continued)
	Cemex SAB de CV(b)
370,000	7.20%, Perpetual(i)	$ 384,948
2,980,000	3.88%, 07/11/2031	2,808,705
	Clean Harbors Inc(b)
6,000	6.38%, 02/01/2031	6,085
6,000	5.75%, 10/15/2033	6,039
600,000	CRH America Finance Inc 5.00%, 02/09/2036	586,822
1,561,000	Eagle Materials Inc(h) 5.00%, 03/15/2036	1,509,781
	Esab Corp(b)
13,000	6.25%, 04/15/2029	13,190
482,000	5.63%, 04/01/2031	482,523
574,000	GFL Environmental Holdings US Inc(b) 5.50%, 02/01/2034	561,423
	GFL Environmental Inc(b)
478,000	4.38%, 08/15/2029	464,642
12,000	6.75%, 01/15/2031	12,345
299,000	Honeywell Aerospace Inc(b) 4.95%, 03/16/2036	294,435
35,000	Imola Merger Corp(b) 4.75%, 05/15/2029	34,374
	JH North America Holdings Inc(b)
854,000	5.88%, 01/31/2031	858,018
1,220,000	6.13%, 07/31/2032	1,230,116
1,160,000	L3Harris Technologies Inc 5.40%, 07/31/2033	1,185,845
410,000	Nordson Corp 5.80%, 09/15/2033	426,817
1,954,000	Owens Corning 5.70%, 06/15/2034	2,019,646
2,145,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	2,190,425
	Sensata Technologies Inc(b)
34,000	4.38%, 02/15/2030	33,069
1,064,000	3.75%, 02/15/2031	994,888
	TD SYNNEX Corp
1,325,000	6.10%, 04/12/2034	1,378,865
1,070,000	5.30%, 10/10/2035	1,053,322
	TopBuild Corp(b)
390,000	4.13%, 02/15/2032	393,522
17,000	5.63%, 01/31/2034	17,165
	TransDigm Inc(b)
12,000	6.88%, 12/15/2030	12,332
13,000	6.00%, 01/15/2033	13,128
1,655,000	Trimble Inc 6.10%, 03/15/2033	1,728,017
		36,782,472
Technology — 2.69%
	Broadcom Inc
1,207,000	3.47%, 04/15/2034	1,083,874
1,022,000	3.14%, 11/15/2035(b)	868,149
	CDW LLC / CDW Finance Corp
1,875,000	3.57%, 12/01/2031	1,721,574
1,735,000	5.55%, 08/22/2034	1,713,098

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
1,310,000	Dell International LLC / EMC Corp 5.10%, 02/15/2036	$ 1,291,234
	Entegris Inc(b)
2,315,000	4.75%, 04/15/2029	2,287,704
9,000	3.63%, 05/01/2029	8,605
8,000	5.95%, 06/15/2030	8,081
1,790,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	1,762,663
206,000	Intel Corp 5.30%, 05/15/2036	204,969
1,774,000	Intuit Inc 5.50%, 06/15/2036	1,767,138
	Leidos Inc
562,000	5.40%, 03/15/2032	569,195
372,000	5.75%, 03/15/2033	382,971
415,000	5.50%, 03/15/2035	418,731
2,116,000	5.00%, 03/15/2036	2,038,039
809,000	MSCI Inc 5.25%, 09/01/2035	791,882
	NetApp Inc
680,000	5.50%, 03/17/2032	694,884
620,000	5.70%, 03/17/2035	634,280
1,428,000	NVIDIA Corp 4.95%, 06/15/2036	1,415,480
373,000	OAK-Eagle Acquireco Inc(b) 7.25%, 07/01/2033	390,200
	Open Text Corp(b)
306,000	6.90%, 12/01/2027	312,884
917,000	3.88%, 02/15/2028	893,610
21,000	3.88%, 12/01/2029	19,308
263,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	240,922
	Oracle Corp
3,353,000	5.20%, 09/26/2035	3,139,100
582,000	5.70%, 02/04/2036	563,641
54,000	3.95%, 03/25/2051	34,548
108,000	6.00%, 08/03/2055	91,951
1,375,000	5.95%, 09/26/2055	1,168,500
1,571,000	6.70%, 02/04/2056	1,478,642
1,364,000	6.85%, 02/04/2066	1,269,594
500,000	Paychex Inc(h) 5.60%, 04/15/2035	505,228
2,570,000	Salesforce Inc 5.55%, 03/15/2036	2,568,052
	Science Applications International Corp(b)
9,000	4.88%, 04/01/2028	8,934
9,000	5.88%, 11/01/2033	8,864
	Seagate Data Storage Technology Pte Ltd
125,000	4.09%, 06/01/2029(b)	121,647
6,000	8.25%, 12/15/2029(b)	6,274
7,000	5.88%, 07/15/2030	7,124
91,800	9.63%, 12/01/2032(b)	101,222
7,000	5.75%, 12/01/2034(b)	7,101
	Synopsys Inc
865,000	5.15%, 04/01/2035	860,057
1,015,000	5.70%, 04/01/2055	984,333
Principal Amount(a)		Fair Value
Technology — (continued)
16,000	Zebra Technologies Corp(b) 6.50%, 06/01/2032	$ 16,195
		34,460,482
Utilities — 0.46%
303,000	Dominion Energy Inc 6.15%, 12/15/2056	303,920
958,000	DTE Energy Co 6.20%, 07/01/2058	966,040
1,120,000	Duke Energy Corp 5.45%, 06/15/2034	1,143,914
205,000	NextEra Energy Capital Holdings Inc 6.00%, 10/01/2056	204,898
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	389,064
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	572,319
	Vistra Operations Co LLC(b)
379,000	4.70%, 01/31/2031	371,413
414,000	5.25%, 04/30/2033	410,936
280,000	5.70%, 12/30/2034	283,030
245,000	5.25%, 10/15/2035	238,289
538,000	5.35%, 01/31/2036	527,239
415,000	5.55%, 04/30/2036	412,879
17,000	VoltaGrid LLC(b) 7.38%, 11/01/2030	17,649
		5,841,590
TOTAL CORPORATE BONDS AND NOTES — 26.91% (Cost $347,694,789)		$344,238,548
CONVERTIBLE BONDS
Basic Materials — 0.02%
212,000	B2Gold Corp(b) 2.75%, 02/01/2030	294,574
Communications — 0.26%
314,000	Ciena Corp(b)(j) (0.96%), 09/15/2031	330,485
318,000	DoorDash Inc(j) 0.39%, 05/15/2030	313,230
195,951	EchoStar Corp(k) 3.88%, 11/30/2030 PIK rate, 0.00%	611,857
280,000	Etsy Inc 1.00%, 06/15/2030	324,576
86,000	InterDigital Inc 3.50%, 06/01/2027	314,631
284,000	Lyft Inc(b)(j) 0.54%, 09/15/2030	277,752
103,000	SiriusXM Holdings Inc 3.75%, 03/15/2028	117,883
869,000	Uber Technologies Inc 0.88%, 12/01/2028	1,039,324
		3,329,738

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — 0.06%
233,000	Burlington Stores Inc 1.25%, 12/15/2027	$ 370,819
104,000	Cheesecake Factory Inc 2.00%, 03/15/2030	132,340
93,000	Freshpet Inc 3.00%, 04/01/2028	107,880
117,000	NCL Corp Ltd 0.88%, 04/15/2030	130,309
		741,348
Consumer, Non-Cyclical — 0.13%
116,000	Arrowhead Pharmaceuticals Inc(j) (2.99%), 01/15/2032	138,468
204,000	Halozyme Therapeutics Inc(b) 0.88%, 11/15/2032	224,155
207,000	Indivior Pharmaceuticals Inc(b) 0.63%, 03/15/2031	251,588
215,000	Ligand Pharmaceuticals Inc(b) 0.75%, 10/01/2030	367,650
212,000	Post Holdings Inc 2.50%, 08/15/2027	219,420
336,000	Spectrum Brands Inc 3.38%, 06/01/2029	349,339
157,000	Zoetis Inc(b) 0.25%, 06/15/2029	142,483
		1,693,103
Financial — 0.03%
210,000	Compass Inc(b) 0.25%, 04/15/2031	228,060
132,000	Federal Realty OP LP REIT(b) 3.25%, 01/15/2029	145,332
86,000	IREN Ltd(b) 1.00%, 06/01/2033	94,858
		468,250
Industrial — 0.10%
116,000	Advanced Energy Industries Inc(b)(j) (1.74%), 05/15/2031	126,769
101,000	Bloom Energy Corp(b)(j) (10.55%), 11/15/2030	184,679
180,000	Fluor Corp 1.13%, 08/15/2029	238,140
160,000	Granite Construction Inc 3.25%, 06/15/2030	334,720
162,000	Itron Inc 1.38%, 07/15/2030	161,342
192,000	Tetra Tech Inc 2.25%, 08/15/2028	201,696
		1,247,346
Technology — 0.34%
277,000	Amkor Technology Inc(b)(j) (3.25%), 07/15/2031	330,128
Principal Amount(a)		Fair Value
Technology — (continued)
167,000	Cloudflare Inc(j) (5.30%), 06/15/2030	$ 211,255
300,000	CyberArk Software Ltd(j) (20.20%), 06/15/2030	498,584
211,000	Guidewire Software Inc 1.25%, 11/01/2029	202,560
59,000	Lumentum Holdings Inc(b) 0.38%, 03/15/2032	272,138
205,000	Microchip Technology Inc(b)(j) (5.00%), 02/15/2030	235,960
139,000	MKS Inc 1.25%, 06/01/2030	409,155
167,000	Nova Ltd(b)(j) (10.92%), 09/15/2030	308,442
256,000	Nutanix Inc 0.50%, 12/15/2029	251,750
207,000	Onto Innovation Inc(b)(j) (4.91%), 06/01/2031	272,909
385,000	Rubrik Inc(j) (0.52%), 06/15/2030	393,085
20,000	Seagate HDD Cayman 3.50%, 06/01/2028	233,330
213,000	SiTime Corp(j) (1.94%), 06/15/2031	235,687
287,000	Snowflake Inc(j) (13.36%), 10/01/2029	507,445
		4,362,428
Utilities — 0.10%
218,000	Evergy Inc 4.50%, 12/15/2027	310,083
356,000	FirstEnergy Corp 3.88%, 01/15/2031	395,231
244,000	Pinnacle West Capital Corp(h) 4.75%, 06/15/2027	290,748
190,000	UGI Corp 5.00%, 06/01/2028	254,239
		1,250,301
TOTAL CONVERTIBLE BONDS — 1.04% (Cost $11,541,253)		$13,387,088
FOREIGN GOVERNMENT BONDS AND NOTES
890,000	Angolan Government International Bond(b) 9.24%, 01/15/2031	920,901
12,411	Brazil Notas do Tesouro Nacional Serie F(g) BRL, 10.00%, 01/01/2031	2,090,324
	Chile Government International Bond
3,426,000	3.10%, 01/22/2061	2,140,565
4,547,000	3.25%, 09/21/2071	2,860,290
307,000	Egypt Government International Bond 5.80%, 09/30/2027	307,074

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
90,000,000	European Bank for Reconstruction & Development KZT, 15.00%, 06/11/2028	$ 187,596
	Hungary Government Bond
422,270,000	HUF, 3.00%, 08/21/2030	1,255,928
602,360,000	HUF, 3.25%, 10/22/2031	1,777,840
767,269,984	HUF, 2.25%, 06/22/2034	2,016,531
315,030,016	HUF, 7.00%, 10/24/2035	1,152,761
	International Bank for Reconstruction & Development
160,000,000	KZT, 14.75%, 07/14/2027	330,690
190,000,000	KZT, 14.50%, 01/14/2028	397,632
	International Finance Corp
50,000,000	KZT, 15.00%, 03/02/2027	102,484
500,000,000	KZT, 14.75%, 11/19/2027	1,025,192
1,305,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	1,321,310
	Malaysia Government Bond
8,817,000	MYR, 3.52%, 04/20/2028	2,174,524
1,867,000	MYR, 3.48%, 07/02/2035	452,851
17,190,000	MYR, 4.05%, 04/18/2039	4,302,858
869,399(l)	Mexican Bonos MXN, 8.00%, 07/31/2053	4,278,959
2,209,000	Mexico Government International Bond 6.13%, 02/09/2038	2,167,029
	Nigeria Government International Bond
1,901,000	6.50%, 11/28/2027	1,911,183
603,000	8.75%, 01/21/2031	644,900
1,031,000	8.63%, 01/13/2036	1,117,285
1,383,000	Pakistan Government International Bond 6.88%, 12/05/2027	1,393,343
2,166,000	Republic of Poland Government International Bond 5.50%, 03/18/2054	2,050,196
40,661,000	Republic of South Africa Government Bond ZAR, 9.00%, 01/31/2040	2,508,325
	Republic of Uzbekistan International Bond
710,000	7.85%, 10/12/2028(b)	750,055
6,860,000,256	UZS, 12.25%, 04/13/2029(b)	586,049
400,000	3.70%, 11/25/2030	372,995
1,210,000	3.90%, 10/19/2031	1,122,738
1,885,000	6.90%, 02/28/2032(b)	2,011,122
1,040,000	6.95%, 05/25/2032(b)	1,113,871
3,824,000	Romanian Government International Bond 5.75%, 07/04/2036	3,656,709
	Turkiye Government Bond
110,166,000	TRY, 36.00%, 08/12/2026	2,355,077
72,382,000	TRY, 36.78%, 10/13/2027	1,545,514
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Uruguay Government International Bond
34,257,000	UYU, 8.50%, 03/15/2028	$ 877,625
42,375,000	UYU, 9.75%, 07/20/2033	1,169,305
43,767,000	UYU, 8.00%, 10/29/2035	1,111,352
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.50% (Cost $57,299,702)		$57,560,983
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.75%
801,443	Angel Oak Mortgage Trust(b)(e) Series 2024-10 Class A1 5.35%, 10/25/2069	800,637
	Arixa Mortgage Trust(b)(e)
	Series 2025-RTL1 Class A1
370,000	5.74%, 08/25/2030	369,813
	Series 2026-RTL1 Class A1
625,000	6.05%, 05/25/2031	624,224
357,509	ATLX Trust(b)(e) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	346,394
	BAY Trust(b)(c)
	Series 2026-MDWS Class A
1,195,000	5.24%, 06/15/2041 1-mo. SOFR + 1.64%	1,189,027
	Series 2026-MDWS Class B
425,000	5.64%, 06/15/2041 1-mo. SOFR + 2.04%	423,408
	Series 2026-MDWS Class C
530,000	5.99%, 06/15/2041 1-mo. SOFR + 2.39%	528,013
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,509,304
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	906,242
	BFLD Commercial Mortgage Trust(b)(c)
	Series 2025-660F Class B
285,000	5.43%, 11/15/2042 1-mo. SOFR + 1.80%	286,068
	Series 2025-660F Class C
250,000	5.78%, 11/15/2042 1-mo. SOFR + 2.15%	250,779
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	892,525

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	BPR Trust(b)
	Series 2021-NRD Class E
190,000	9.25%, 12/15/2038(c) 1-mo. SOFR + 5.62%	$ 190,787
	Series 2021-NRD Class F
1,185,000	10.50%, 12/15/2038(c) 1-mo. SOFR + 6.87%	1,190,690
	Series 2025-STAR Class A
170,000	5.11%, 11/05/2042(d)	168,531
485,000	Builder Circle Mortgage Trust(b)(e) Series 2026-RTL1 Class A1 6.01%, 05/25/2031	482,526
	BX Trust(b)
	Series 2022-AHP Class B
1,337,000	5.47%, 01/17/2039(c) 1-mo. SOFR + 1.84%	1,337,000
	Series 2024-VLT4 Class A
556,510	5.12%, 06/15/2041(c) 1-mo. SOFR + 1.49%	556,858
	Series 2024-VLT5 Class B
105,000	5.99%, 11/13/2046(d)	105,394
	Series 2025-DELC Class B
105,000	5.43%, 12/15/2042(c) 1-mo. SOFR + 1.80%	105,328
	Series 2025-DELC Class C
275,000	5.83%, 12/15/2042(c) 1-mo. SOFR + 2.20%	276,251
1,106,698	CAFL Issuer LLC(b)(e) Series 2026-R1 Class A1 6.77%, 03/25/2036	1,098,480
610,000	Cardinal Mortgage Trust(b)(e) Series 2025-RTL1 Class A1 5.59%, 11/25/2030	608,611
200,000	COMM Mortgage Trust(b)(d) Series 2024-CBM Class A2 5.87%, 12/10/2041	199,437
	Credit Suisse Mortgage Trust(b)
	Series 2021-RPL4 Class A1
646,741	4.15%, 12/27/2060(d)	644,627
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	524,612
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	85,611
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	167,182
	Extended Stay America Trust(b)(c)
	Series 2025-ESH Class C
101,129	5.48%, 10/15/2042 1-mo. SOFR + 1.85%	101,635
	Series 2025-ESH Class D
120,392	6.23%, 10/15/2042 1-mo. SOFR + 2.60%	121,144
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-ESH Class E
130,023	6.98%, 10/15/2042 1-mo. SOFR + 3.35%	$ 131,161
	Series 2026-ESH2 Class C
140,538	5.23%, 02/15/2043 1-mo. SOFR + 1.60%	141,329
	Series 2026-ESH2 Class D
323,238	5.88%, 02/15/2043 1-mo. SOFR + 2.25%	325,662
	Series 2026-ESH2 Class E
309,184	6.53%, 02/15/2043 1-mo. SOFR + 2.90%	312,317
132,415	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	129,409
773,599	GITSIT Mortgage Loan Trust(b)(e) Series 2025-NPL2 Class A1 5.42%, 12/25/2055	767,643
	GS Mortgage Securities Trust
	Series 2013-PEMB Class A
300,000	3.67%, 03/05/2033(b)(d)	250,125
	Series 2013-PEMB Class B
250,000	3.67%, 03/05/2033(b)(d)	112,813
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047(d)	155,025
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,369,867
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
207,825	3.69%, 12/15/2047(d)	203,665
	Series 2025-BMS Class A
500,000	5.23%, 01/15/2042(c) 1-mo. SOFR + 1.60%	499,073
	Series 2025-BMS Class B
300,000	5.63%, 01/15/2042(c) 1-mo. SOFR + 2.00%	299,444
	Legacy Mortgage Asset Trust(b)
	Series 2021-GS2 Class A1
230,638	5.75%, 04/25/2061(e)	230,798
	Series 2021-GS4 Class A1
105,202	5.65%, 11/25/2060(e)	105,294
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	786,238
700,000	Manhattan West Mortgage Trust(b)(d) Series 2026-2MW Class A 5.50%, 06/10/2048	705,787

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
543,081	MFRA Trust(b)(e) Series 2024-NPL1 Class A1 6.33%, 09/25/2054	$ 543,894
750,000	Mill City Mortgage Loan Trust(b)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	657,104
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
159,236	3.28%, 10/15/2030(b)	153,761
	Series 2013-C11 Class B
195,000	4.21%, 08/15/2046(d)	107,254
	Series 2013-C12 Class C
10,012	4.85%, 10/15/2046(d)	9,685
	Series 2016-C30 Class C
785,000	4.21%, 09/15/2049(d)	735,551
1,345,637	Morgan Stanley Residential Mortgage Loan Trust(b)(d) Series 2026-NQM4 Class A1 5.08%, 03/25/2071	1,332,981
1,182,227	New Residential Mortgage Loan Trust(b)(d) Series 2026-NQM5 Class A1 5.18%, 04/25/2066	1,174,685
	New York Mortgage Trust(b)
	Series 2024-BPL3 Class A1
211,341	5.27%, 09/25/2039(e)	211,322
	Series 2024-CP1 Class A1
466,319	3.75%, 02/25/2068(d)	431,306
	Pretium Mortgage Credit Partners(b)(e)
	Series 2025-NPL6 Class A1
426,696	5.74%, 06/25/2055	427,062
	Series 2025-NPL8 Class A1
1,102,152	5.73%, 08/25/2055	1,103,060
	Series 2026-NPL1 Class A1
136,956	5.18%, 01/25/2056	135,809
	Series 2026-NPL2 Class A1
687,273	5.07%, 02/25/2056	681,900
	Series 2026-NPL4 Class A1
712,859	5.51%, 04/25/2056	708,150
	Series 2026-NPL6 Class A1
565,000	5.69%, 05/25/2056	565,216
	PRP Advisors LLC(b)(e)
	Series 2026-1 Class A1
535,388	5.19%, 02/25/2031	528,608
	Series 2024-7 Class A1
237,773	5.87%, 11/25/2029	237,919
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-8 Class A1
402,235	5.39%, 10/25/2030	$ 399,870
	Series 2026-2 Class A1
544,847	5.09%, 02/25/2031	531,505
	RCO IX Mortgage LLC(b)(e)
	Series 2025-4 Class A1
1,283,496	5.31%, 10/25/2030	1,283,456
	Series 2026-2 Class A1
1,104,095	5.76%, 05/25/2031	1,104,327
299,422	RCO VIII Mortgage LLC(b)(e) Series 2025-3 Class A1 6.43%, 05/25/2030	299,679
1,043,767	RCO X Mortgage LLC(b)(e) Series 2026-1 Class A1 5.54%, 03/25/2031	1,036,605
245,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 4.87%, 12/15/2039 1-mo. SOFR + 1.25%	245,077
108,099	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	108,175
	Towd Point Mortgage Trust(b)(d)
	Series 2017-3 Class A2
34,656	3.00%, 07/25/2057	34,381
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	122,243
	TVC Mortgage Trust(b)(e)
	Series 2024-RRTL1 Class A1
1,240,000	5.55%, 07/25/2039	1,241,464
	Series 2026-RRTL1 Class A1
105,000	4.96%, 02/25/2041	103,786
	Series 2026-RRTL1 Class A2
105,000	5.32%, 02/25/2041	103,781
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,272,998	4.05%, 05/15/2051	1,251,347
	Series 2018-C14 Class C
100,000	5.41%, 12/15/2051(d)	91,606
	VCAT LLC(b)(e)
	Series 2025-NPL3 Class A1
797,128	5.89%, 02/25/2055	797,533
	Series 2026-NPL1 Class A1
450,264	5.10%, 01/25/2056	446,850
	Wells Fargo Commercial Mortgage Trust
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,321,806
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	151,241

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-5C3 Class A3
3,148,000	6.10%, 01/15/2058	$ 3,261,107
	Series 2026-5C9 Class A3
890,000	5.49%, 05/15/2059	910,204
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
711,197	4.29%, 08/15/2046(d)	695,195
	Series 2014-C20 Class B
152,954	4.38%, 05/15/2047	132,299
		48,035,592
U.S. Government Agency — 18.69%
476,000	Connecticut Avenue Securities Trust(b)(c) Series 2023-R01 Class 1M2 7.38%, 12/25/2042 1-mo. SOFR + 3.75%	492,810
	Federal Home Loan Mortgage Corp
31,227	3.00%, 11/01/2034	29,816
10,832	2.50%, 06/01/2035	10,172
100,247	2.00%, 09/01/2035	91,603
74,830	2.00%, 10/01/2035	68,378
189,160	2.00%, 12/01/2035	172,849
26,158	3.00%, 09/01/2036	24,649
2,476,373	2.50%, 03/01/2037	2,319,147
1,459,158	5.50%, 08/01/2040	1,495,300
33,118	3.00%, 12/01/2046	29,548
14,271	4.50%, 10/01/2047	13,960
2,121	4.50%, 06/01/2048	2,074
6,567	3.50%, 09/01/2049	6,025
1,677,950	3.00%, 02/01/2051	1,488,701
1,705,477	2.00%, 03/01/2051	1,402,715
3,807,909	2.00%, 05/01/2051	3,064,431
3,152,768	3.00%, 07/01/2051	2,801,497
3,699,334	2.00%, 10/01/2051	2,985,560
2,992,083	2.00%, 12/01/2051	2,428,298
2,771,521	2.50%, 02/01/2052	2,357,758
1,404,213	2.00%, 03/01/2052	1,143,352
3,024,138	3.00%, 04/01/2052	2,666,019
377,656	4.00%, 04/01/2052	355,417
698,773	2.50%, 05/01/2052	597,716
2,497,621	4.50%, 07/01/2052	2,408,954
2,720,422	4.50%, 08/01/2052	2,635,832
2,135,821	4.50%, 09/01/2052	2,072,193
2,554,402	5.50%, 09/01/2052	2,583,221
2,830,500	5.00%, 10/01/2052	2,819,538
3,070,093	6.00%, 02/01/2053	3,192,214
3,671,013	5.50%, 07/01/2053	3,705,139
2,979,529	5.50%, 08/01/2053	3,036,672
1,453,341	6.50%, 11/01/2053	1,518,075
1,407,158	5.00%, 01/01/2055	1,394,102
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K136 Class A2
2,140,000	2.13%, 11/25/2031	$ 1,899,709
	Series K517 Class A2
2,950,000	5.36%, 01/25/2029(d)	3,003,870
	Series K522 Class A2
2,703,353	4.80%, 05/25/2029	2,722,750
	Series K532 Class A2
3,200,000	4.25%, 11/25/2029(d)	3,178,934
	Series K533 Class A2
3,100,000	4.23%, 12/25/2029(d)	3,075,935
	Series K535 Class A2
3,040,000	4.69%, 11/25/2029(d)	3,055,545
	Series K537 Class A2
1,860,000	4.43%, 02/25/2030(d)	1,855,035
	Series K539 Class A2
2,800,000	4.41%, 01/25/2030(d)	2,795,391
	Series K753 Class A2
3,160,000	4.40%, 10/25/2030	3,147,771
	Series K760 Class A2
2,480,000	4.55%, 01/25/2032(d)	2,481,219
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,734,552	3.50%, 09/15/2047	2,523,112
	Series 5238 Class BC
2,936,436	4.00%, 09/25/2049	2,824,848
	Series 5544 Class ME
2,888,633	4.50%, 04/25/2049	2,853,106
	Series 5559 Class BA
1,387,594	5.00%, 02/25/2052	1,373,716
	Federal National Mortgage Association
1,500,000	4.74%, 12/01/2029	1,511,896
1,540,000	4.85%, 01/01/2030	1,557,389
1,600,000	4.94%, 02/01/2030	1,622,057
122,659	3.00%, 10/01/2033	118,175
194,536	2.00%, 10/01/2035	177,764
186,188	2.00%, 11/01/2035	169,971
2,281,861	2.00%, 02/01/2037	2,083,444
2,147,748	2.00%, 03/01/2037	1,958,335
2,671,789	5.00%, 05/01/2043	2,626,147
2,900,441	5.00%, 06/01/2043	2,860,080
1,810,153	3.50%, 07/01/2047	1,690,228
5,510	3.50%, 03/01/2048	5,069
4,882	3.00%, 12/01/2049	4,315
4,619	3.00%, 01/01/2050	4,082
21,489	2.50%, 05/01/2050	18,162
118,095	2.50%, 07/01/2050	99,811
1,662,589	3.50%, 07/01/2050	1,531,077
6,157	2.50%, 08/01/2050	5,202
3,476,194	2.00%, 11/01/2050	2,842,111
2,463,735	2.00%, 12/01/2050	2,017,249
3,685,185	2.00%, 09/01/2051	2,964,532

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
3,721,701	2.00%, 10/01/2051	$ 2,996,598
2,726,829	2.50%, 10/01/2051	2,315,249
1,179,461	2.00%, 11/01/2051	948,516
5,771,016	2.50%, 01/01/2052	4,896,012
2,411,449	3.50%, 01/01/2052	2,205,765
9,463,250	2.50%, 02/01/2052	8,067,876
9,208,699	2.00%, 03/01/2052	7,510,794
2,914,199	2.50%, 03/01/2052	2,481,457
6,245,486	3.00%, 03/01/2052	5,514,543
1,376,136	2.00%, 04/01/2052	1,110,528
2,428,616	3.50%, 04/01/2052	2,215,441
3,243,127	4.00%, 06/01/2052	3,046,779
2,609,155	4.00%, 07/01/2052	2,451,055
3,192,825	4.00%, 08/01/2052	3,000,817
2,109,629	5.00%, 08/01/2052	2,089,705
1,462,117	5.00%, 10/01/2052	1,449,307
2,776,578	5.50%, 10/01/2052	2,812,428
1,208,710	6.00%, 03/01/2053	1,251,370
1,599,195	6.00%, 08/01/2053	1,643,043
794,182	6.00%, 09/01/2053	813,607
1,271,918	6.00%, 10/01/2053	1,313,140
2,796,621	6.00%, 11/01/2053	2,861,836
1,435,895	6.50%, 02/01/2054	1,501,007
2,183,638	6.00%, 06/01/2054	2,234,835
741,807	5.00%, 10/01/2054	737,036
2,817,131	5.00%, 11/01/2054	2,795,747
2,621,475	5.50%, 11/01/2054	2,657,053
1,446,499	5.00%, 12/01/2054	1,424,887
1,430,371	6.50%, 07/01/2055	1,488,185
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M3 Class A2
2,840,686	3.18%, 02/25/2030	2,726,969
	Series 2023-M5 Class 2A2
4,127,762	4.50%, 07/25/2028	4,123,011
	Government National Mortgage Association
14,501	3.50%, 04/20/2047	13,366
8,714	4.00%, 04/20/2047	8,274
14,430	3.00%, 02/20/2048	12,874
18,719	3.50%, 02/20/2048	17,198
1,732,426	3.00%, 06/20/2050	1,539,856
2,674,416	2.50%, 03/20/2051	2,286,246
1,760,404	3.00%, 08/20/2051	1,564,705
3,641,107	2.00%, 09/20/2051	2,987,393
6,488,373	2.50%, 11/20/2051	5,548,927
4,549,658	2.00%, 12/20/2051	3,732,779
4,880,206	3.50%, 02/20/2052	4,428,467
3,148,974	4.00%, 07/20/2052	2,934,084
2,930,451	4.50%, 09/20/2052	2,828,336
1,488,959	5.00%, 09/20/2052	1,474,960
1,380,891	5.00%, 10/20/2052	1,373,624
1,316,566	5.00%, 05/20/2053	1,304,163
1,496,786	5.50%, 05/20/2053	1,514,803
2,632,236	5.00%, 06/20/2053	2,610,157
1,497,287	5.50%, 06/20/2053	1,516,336
1,507,277	5.50%, 01/20/2054	1,523,109
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
1,491,442	5.50%, 02/20/2054	$ 1,507,108
	Series 2024-125 Class H
1,608,946	4.50%, 10/20/2051	1,571,630
		239,054,763
TOTAL MORTGAGE-BACKED SECURITIES — 22.44% (Cost $296,686,142)		$287,090,355
U.S. GOVERNMENT AGENCY BONDS AND NOTES
4,000,000	Federal Home Loan Bank 1.75%, 01/19/2029	3,754,348
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.29% (Cost $3,747,568)		$3,754,348
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
25,100,000	3.75%, 06/30/2027	25,011,953
32,200,000	3.88%, 07/15/2028	32,015,101
11,900,000	3.50%, 01/15/2029	11,708,949
18,000,000	3.88%, 05/15/2029	17,860,782
27,875,000	4.00%, 03/31/2030(m)	27,697,514
21,500,000	3.63%, 10/31/2030	21,014,571
42,551,000	3.50%, 11/30/2030	41,357,576
40,200,000	3.88%, 04/30/2031	39,622,125
43,200,000	4.13%, 04/30/2033	42,727,500
31,400,000	4.38%, 05/15/2036	31,233,188
23,200,000	4.63%, 11/15/2045(m)	22,282,876
24,800,000	5.00%, 05/15/2046	24,986,000
34,800,000	4.63%, 11/15/2055	33,108,937
TOTAL U.S. TREASURY BONDS AND NOTES — 28.97% (Cost $373,723,376)		$370,627,072
Shares
COMMON STOCK
Consumer, Non-Cyclical — 0.13%
29,162	BioMarin Pharmaceutical Inc(n)	1,668,650
TOTAL COMMON STOCK — 0.13% (Cost $2,104,983)		$1,668,650
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.02%
4,350	Albemarle Corp 7.25%	240,947
Communications — 0.14%
35,144	Alphabet Inc 6.25%	1,763,261

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Technology — 0.01%
3,650	Oracle Corp 6.50%	$ 163,812
TOTAL CONVERTIBLE PREFERRED STOCK — 0.17% (Cost $2,267,575)		$2,168,020
PREFERRED STOCK
Utilities — 0.03%
8,438	PG&E Corp	349,586
TOTAL PREFERRED STOCK — 0.03% (Cost $346,469)		$349,586
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,180,150	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(o), 3.60%(p)	4,180,150
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.33% (Cost $4,180,150)		$4,180,150
Principal Amount(a)		Fair Value
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.03%
180,000,000	European Bank for Reconstruction & Development 15.00%, 06/22/2027	$ 374,897
TOTAL SHORT TERM INVESTMENTS — 0.03% (Cost $368,052)		$374,897
TOTAL INVESTMENTS — 99.23% (Cost $1,285,752,703)		$1,269,500,794
OTHER ASSETS & LIABILITIES, NET — 0.77%		$9,854,151
TOTAL NET ASSETS — 100.00%		$1,279,354,945

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $316,625,437, representing 24.75% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of June 30, 2026.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2026. Maturity date disclosed represents final maturity date.
(f)	All or a portion of this position has not settled as of June 30, 2026. The interest rate shown represents the stated spread over the Secured Overnight Financing Rate ("SOFR") or the applicable SOFR floor; the Fund will not accrue interest until the settlement date, at which point the SOFR will be established.
(g)	Security in default.
(h)	All or a portion of the security is on loan as of June 30, 2026.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of June 30, 2026.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	649	USD	71,319	Sep 2026	$674,395
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts — (continued)
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Futures	85	USD	17,521	Sep 2026	$(21,463)
U.S. 5 Year Treasury Note Futures	4,440	USD	475,288	Sep 2026	1,753,679
Short
U.S. 10 Year Treasury Ultra Futures	1,110	USD	124,840	Sep 2026	(1,725,339)
U.S. 2 Year Treasury Note Futures	969	USD	199,743	Sep 2026	39,012
U.S. Long Bond Futures	86	USD	9,761	Sep 2026	(291,456)
U.S. Ultra Bond Futures	192	USD	22,302	Sep 2026	(688,722)
				Net Depreciation	$(259,894)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BA	USD	2,474,913	EUR	2,135,000	09/16/2026	$27,331
					Net Appreciation	$27,331
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro Dollar
HUF	Hungarian Forint
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand
Abbreviations
BA	Bank of America Corp
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.23%
$ 1,100,000	Aligned Data Centers Issuer LLC(a) Series 2026-1A Class A2I 5.91%, 06/15/2056	$ 1,102,449
1,400,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,403,622
905,000	ARES LI Ltd(a)(b) Series 2019-51A Class A1R2 5.03%, 10/15/2037 3-mo. SOFR + 1.36%	906,946
2,060,000	Ares Loan Funding VI Ltd(a)(b) Series 2024-ALF6AR Class A 4.92%, 07/15/2039 3-mo. SOFR + 1.25%	2,059,990
1,975,000	Bain Capital Credit(a)(b) Series 2019-1A Class CR3 5.28%, 04/19/2034 3-mo. SOFR + 1.60%	1,974,941
	Birch Grove Ltd(a)(b)
	Series 2023-7A Class A1R
3,900,000	4.94%, 10/20/2038 3-mo. SOFR + 1.26%	3,901,072
	Series 2024-8A Class A1R
3,600,000	4.97%, 04/20/2039 3-mo. SOFR + 1.29%	3,602,032
2,150,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.09%, 03/31/2038 3-mo. SOFR + 1.42%	2,158,361
2,275,000	Cedar Funding IV Ltd(a)(b) Series 2014-4A Class AR3 5.01%, 01/23/2038 3-mo. SOFR + 1.34%	2,279,550
	CIFC Funding Ltd(a)(b)
	Series 2020-1A Class A1R2
4,820,000	4.89%, 07/15/2039 3-mo. SOFR + 1.25%	4,825,813
	Series 2022-1AR Class A1R
1,400,000	4.89%, 07/17/2039 3-mo. SOFR + 1.22%	1,399,993
2,090,000	Diameter Capital Ltd(a)(b) Series 2024-7AR Class A1R 4.91%, 07/20/2039 3-mo. SOFR + 1.23%	2,089,989
	Elmwood Ltd(a)(b)
	Series 2021-3A Class AR2
2,975,000	4.98%, 07/20/2038 3-mo. SOFR + 1.30%	2,983,003
	Series 2024-5A Class A1R2
4,700,000	4.83%, 04/20/2037 3-mo. SOFR + 1.20%	4,704,667
	Series 2024-8A Class A1
875,000	5.02%, 10/18/2037 3-mo. SOFR + 1.35%	877,700
Principal Amount		Fair Value
Non-Agency — (continued)
$ 38,785	Exeter Automobile Receivables Trust Series 2025-1A Class A3 4.67%, 08/15/2028	$ 38,795
900,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	908,909
1,875,000	GoldenTree Loan Management US Ltd(a)(b) Series 2026-29A Class A 4.87%, 04/20/2038 3-mo. SOFR + 1.23%	1,875,604
121,080	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.21%, 05/20/2054 1-mo. SOFR + 1.60%	121,351
	Kennedy Lewis Ltd(a)(b)
	Series 2024-18A Class A
2,225,000	5.05%, 01/20/2038 3-mo. SOFR + 1.37%	2,228,658
	Series 2024-20A Class A
1,100,000	4.97%, 01/25/2038 3-mo. SOFR + 1.30%	1,101,296
	Oaktree Ltd(a)(b)
	Series 2023-2A Class A1R
2,975,000	5.03%, 07/20/2038 3-mo. SOFR + 1.35%	2,979,088
	Series 2024-25AR Class AR
1,250,000	4.84%, 04/20/2039 3-mo. SOFR + 1.21%	1,250,975
1,450,000	OHA Credit Funding Ltd(a)(b) Series 2023-15RA Class A 4.97%, 07/20/2038 3-mo. SOFR + 1.29%	1,453,783
3,275,000	Palmer Square Ltd(a)(b) Series 2024-3A Class A 5.03%, 07/20/2037 3-mo. SOFR + 1.35%	3,280,355
3,675,000	Pikes Peak(a)(b) Series 2025-19A Class A1 5.02%, 07/20/2038 3-mo. SOFR + 1.34%	3,683,331
5,225,000	Regatta Funding Ltd(a)(b) Series 2024-4A Class A1 4.99%, 01/25/2038 3-mo. SOFR + 1.32%	5,236,756
4,175,000	Regatta XXVIII Funding Ltd(a)(b) Series 2024-2A Class A1R 4.90%, 07/25/2039 3-mo. SOFR + 1.23%	4,177,814
426,424	Santander Drive Auto Receivables Trust Series 2025-1 Class A3 4.74%, 01/16/2029	426,950
3,275,000	Sixth Street XVI Ltd(a)(b) Series 2020-16A Class A1R2 4.84%, 01/21/2039 3-mo. SOFR + 1.17%	3,268,450

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 379,392	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	$ 380,030
4,850,000	Warwick Capital Ltd(a)(b) Series 2023-1A Class AR 4.96%, 10/20/2038 3-mo. SOFR + 1.28%	4,858,348
2,740,000	Wise Ltd(a)(b) Series 2023-2A Class A1R 4.77%, 04/15/2039 3-mo. SOFR + 1.10%	2,742,756
TOTAL ASSET-BACKED SECURITIES — 8.23% (Cost $76,252,032)		$76,283,377
CORPORATE BONDS AND NOTES
Communications — 1.52%
2,700,000	Alphabet Inc 4.10%, 11/15/2030	2,660,241
350,000	AppLovin Corp 5.50%, 12/01/2034	353,164
217,000	Expedia Group Inc(d) 3.25%, 02/15/2030	206,097
	Meta Platforms Inc
1,200,000	4.20%, 11/15/2030	1,181,176
2,450,000	4.88%, 11/15/2035	2,384,259
3,580,000	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC(a) 5.70%, 04/15/2036	3,403,841
	Space Exploration Technologies Corp(a)
1,775,000	5.35%, 07/15/2031	1,770,376
1,675,000	5.88%, 07/15/2036	1,653,166
500,000	Uber Technologies Inc(a) 4.50%, 08/15/2029	496,348
		14,108,668
Consumer, Cyclical — 0.19%
517,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	520,909
	Marriott International Inc
237,000	4.88%, 05/15/2029	238,891
500,000	2.85%, 04/15/2031	459,484
625,000	4.50%, 05/01/2033	604,969
		1,824,253
Consumer, Non-Cyclical — 0.92%
425,000	Cigna Group 5.13%, 05/15/2031	432,114
1,580,000	Elevance Health Inc 4.60%, 09/15/2032	1,550,507
885,000	Global Payments Inc 5.55%, 11/15/2035	857,941
	HCA Inc
1,200,000	4.50%, 02/15/2027	1,199,452
425,000	5.45%, 04/01/2031	434,248
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Mars Inc(a)
$ 1,075,000	4.80%, 03/01/2030	$ 1,078,202
975,000	5.00%, 03/01/2032	981,861
1,325,000	5.20%, 03/01/2035	1,330,269
	Solventum Corp
293,000	5.40%, 03/01/2029	298,072
375,000	5.60%, 03/23/2034	383,792
		8,546,458
Financial — 1.07%
300,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	302,139
464,000	Chubb INA Holdings LLC 6.80%, 11/15/2031	506,255
490,000	Citigroup Inc 6.02%, 01/24/2036	504,704
2,705,000	Crown Castle Inc REIT 3.30%, 07/01/2030	2,548,858
1,875,000	Morgan Stanley 5.07%, 01/30/2037	1,833,618
980,000	Synchrony Financial 4.95%, 02/25/2032	955,350
1,755,000	US Bancorp 5.08%, 05/15/2031	1,774,546
1,455,000	Westpac Banking Corp 5.62%, 11/20/2035	1,466,976
		9,892,446
Industrial — 0.45%
	Boeing Co
650,000	6.30%, 05/01/2029	676,675
405,000	8.75%, 09/15/2031	472,578
360,000	6.53%, 05/01/2034	391,649
500,000	Carrier Global Corp 2.70%, 02/15/2031	458,400
280,000	IDEX Corp 2.63%, 06/15/2031	252,116
286,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.25%, 07/01/2029	289,553
1,307,000	Vertiv Holdings Co 4.85%, 03/15/2036	1,269,393
352,000	Waste Management Inc 4.95%, 07/03/2031	356,900
		4,167,264
Technology — 0.51%
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	241,898
1,395,000	Fidelity National Information Services Inc 4.80%, 03/10/2031	1,379,748
	Oracle Corp
614,000	5.25%, 02/03/2032	605,270
980,000	5.35%, 05/04/2033	951,946
880,000	5.70%, 02/04/2036	852,240

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
	Synopsys Inc
$ 401,000	5.00%, 04/01/2032	$ 401,703
282,000	5.15%, 04/01/2035	280,388
		4,713,193
TOTAL CORPORATE BONDS AND NOTES — 4.66% (Cost $43,726,355)		$43,252,282
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.66%
997,305	Angel Oak Mortgage Trust(a)(e) Series 2021-7 Class A1 1.98%, 10/25/2066	860,126
	BANK5
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	302,112
	Series 2024-5YR7 Class A3
650,000	5.77%, 06/15/2057	664,727
525,000	BMO Mortgage Trust(e) Series 2022-C2 Class A5 4.97%, 07/15/2054	524,266
	BX Trust(a)(b)
	Series 2024-BIO Class A
1,050,000	5.27%, 02/15/2041 1-mo. SOFR + 1.64%	1,050,656
	Series 2024-BRVE Class A
956,405	5.47%, 04/15/2041 1-mo. SOFR + 1.84%	958,198
	Series 2025-BCAT Class A
983,129	5.01%, 08/15/2042 1-mo. SOFR + 1.38%	985,279
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	201,074
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	246,379
469,828	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	470,795
	COLT Mortgage Loan Trust(a)(c)
	Series 2025-6 Class A1
1,337,625	5.53%, 08/25/2070	1,338,472
	Series 2025-8 Class A1
1,761,136	5.48%, 08/25/2070	1,765,914
	Durst Commercial Mortgage Trust(a)(e)
	Series 2025-151 Class A
1,150,000	5.32%, 08/10/2042	1,155,431
	Series 2025-151 Class B
1,400,000	5.77%, 08/10/2042	1,413,615
1,711,846	Ellington Financial Mortgage Trust(a)(c) Series 2026-NQM4 Class A1A 5.47%, 04/25/2071	1,713,004
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,000,000	HLTN Commercial Mortgage Trust(a)(b) Series 2026-DPLO Class A 5.33%, 04/15/2041 1-mo. SOFR + 1.70%	$ 2,006,247
450,000	Hudson Yards Mortgage Trust(a)(e) Series 2025-SPRL Class D 6.55%, 01/13/2040	459,640
	IRV Trust(a)(e)
	Series 2025-200P Class A
550,000	5.47%, 03/14/2047	554,219
	Series 2025-200P Class C
575,000	5.92%, 03/14/2047	573,968
	JPMorgan Mortgage Trust(a)
	Series 2024-1 Class A4
144,875	6.00%, 06/25/2054(e)	144,859
	Series 2024-VIS2 Class A1
781,273	5.85%, 11/25/2064(c)	782,863
	Series 2025-NQM5 Class A1A
11,861	4.88%, 05/25/2066(c)	11,738
975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	962,422
	Manhattan West Mortgage Trust(a)(e)
	Series 2026-2MW Class A
2,000,000	5.50%, 06/10/2048	2,016,533
	Series 2026-2MW Class B
1,000,000	5.72%, 06/10/2048	1,007,377
1,240,525	MFA Trust(a)(e) Series 2026-NQM1 Class A1 5.05%, 02/25/2071	1,231,007
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
496,658	6.89%, 12/15/2056	512,101
	Series 2023-2 Class A5
325,000	6.01%, 12/15/2056(e)	343,150
	NYC Commercial Mortgage Trust(a)
	Series 2025-11X Class A
1,100,000	5.37%, 10/15/2040(b) 1-mo. SOFR + 1.74%	1,103,781
	Series 2025-300P Class A
1,100,000	4.88%, 07/13/2042(e)	1,088,289
	Series 2025-3BP Class B
300,000	5.32%, 02/15/2042(b) 1-mo. SOFR + 1.69%	300,188
	Series 2026-9W57 Class A
3,500,000	5.05%, 06/06/2040(e)	3,482,880
	Series 2026-9W57 Class B
1,500,000	5.35%, 06/06/2040(e)	1,493,984
	Onslow Bay Financial LLC(a)
	Series 2025-NQM1 Class A1
1,711,705	5.55%, 12/25/2064(e)	1,713,898

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-NQM15 Class A1A
$ 1,485,730	5.14%, 07/27/2065(c)	$ 1,481,466
	ROCK Trust(a)
	Series 2024-CNTR Class A
1,350,000	5.39%, 11/13/2041	1,364,440
	Series 2024-CNTR Class D
600,000	7.11%, 11/13/2041	621,538
	Verus Securitization Trust(a)
	Series 2021-7 Class A1
1,097,809	2.83%, 10/25/2066(c)	1,000,288
	Series 2022-1 Class A3
463,835	3.29%, 01/25/2067(e)	422,544
	Series 2025-9 Class A1
2,236,122	4.94%, 10/27/2070(e)	2,218,812
	Wells Fargo Commercial Mortgage Trust(a)(e)
	Series 2024-1CHI Class A
875,000	5.48%, 07/15/2035	875,693
	Series 2024-1CHI Class B
550,000	5.93%, 07/15/2035	550,129
	Series 2026-1250B Class A
1,250,000	4.83%, 03/10/2041	1,233,829
		43,207,931
U.S. Government Agency — 4.25%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1M2
250,000	5.43%, 01/25/2044 1-mo. SOFR + 1.80%	251,555
	Series 2024-R02 Class 1M2
775,000	5.43%, 02/25/2044 1-mo. SOFR + 1.80%	780,804
	Series 2024-R03 Class 2M2
300,000	5.58%, 03/25/2044 1-mo. SOFR + 1.95%	302,203
	Series 2026-R01 Class 2M2
2,285,000	4.98%, 01/25/2046 1-mo. SOFR + 1.35%	2,279,066
5,585,730	Government National Mortgage Association 4.50%, 11/20/2052	5,407,665
	Uniform Mortgage-Backed Security(f)
15,000,000	5.50%, TBA	15,047,928
15,000,000	6.00%, TBA	15,333,732
		39,402,953
TOTAL MORTGAGE-BACKED SECURITIES — 8.91% (Cost $82,385,573)		$82,610,884
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 28,858,523(g)	2.38%, 10/15/2028	$ 29,187,040
106,478,987(g)	0.25%, 07/15/2029	101,464,444
146,126,162(g)	1.63%, 04/15/2030	144,382,955
100,751,391(g)	0.13%, 07/15/2030	94,152,622
71,017,560(g)	1.13%, 10/15/2030	68,973,362
4,079,262(g)	0.63%, 07/15/2032	3,778,695
64,138,922(g)	1.88%, 07/15/2035	62,733,521
130,963,094(g)	1.88%, 01/15/2036	127,220,204
13,071,720(g)	2.13%, 02/15/2054	11,414,359
	United States Treasury Note/Bond
12,120,000	4.13%, 06/30/2031	12,077,391
3,760,000	5.00%, 05/15/2046	3,788,200
6,120,000	5.00%, 05/15/2056	6,185,025
TOTAL U.S. TREASURY BONDS AND NOTES — 71.77% (Cost $677,112,107)		$665,357,818
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
214,830	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(h), 3.60%(i)	214,830
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.02% (Cost $214,830)		$214,830
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.08%
	Federal Home Loan Bank(j)
1,750,000	3.67%, 07/22/2026	1,746,310
45,500,000	3.70%, 08/12/2026	45,307,036
TOTAL SHORT TERM INVESTMENTS — 5.08% (Cost $47,053,346)		$47,053,346
TOTAL INVESTMENTS — 98.67% (Cost $926,744,243)		$914,772,537
OTHER ASSETS & LIABILITIES, NET — 1.33%		$12,359,150
TOTAL NET ASSETS — 100.00%		$927,131,687

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $129,754,697, representing 14.00% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2026.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2026. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of June 30, 2026.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of June 30, 2026.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	Principal amount of the security is adjusted for inflation.
(h)	Collateral received for securities on loan.
(i)	Rate shown is the 7-day yield as of June 30, 2026.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Ultra Futures	1,507	USD	165,605	Sep 2026	$226,760
U.S. 2 Year Treasury Note Futures	786	USD	162,020	Sep 2026	(108,771)
U.S. 5 Year Treasury Note Futures	1,044	USD	111,757	Sep 2026	141,913
Short
U.S. 10 Year Treasury Ultra Futures	724	USD	81,427	Sep 2026	(582,212)
U.S. 3 Month Treasury Note Futures	372	USD	89,243	Sep 2026	(44,872)
U.S. Long Bond Futures	144	USD	16,344	Sep 2026	(166,583)
U.S. Ultra Bond Futures	90	USD	10,454	Sep 2026	5,036
				Net Depreciation	$(528,729)
As of June 30, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.43%	Annually	USD	35,920	04/22/2028	$203,569	$180,530	$23,039
1-day SOFR	Annually	3.42%	Annually	USD	44,680	04/22/2028	258,952	65,243	193,709
1-day SOFR	Annually	3.93%	Annually	USD	41,980	06/30/2028	58,717	104,809	(46,092)
4.02%	Annually	1-day SOFR	Annually	USD	5,810	06/30/2028	867	7,465	(6,598)
1-day SOFR	Annually	3.90%	Annually	USD	97,870	11/30/2030	(22,572)	179,422	(201,994)
1-day SOFR	Annually	3.98%	Annually	USD	7,200	11/30/2030	(22,745)	9,421	(32,166)
3.58%	Annually	1-day SOFR	Annually	USD	65,210	04/22/2032	(862,340)	(587,621)	(274,719)
3.59%	Annually	1-day SOFR	Annually	USD	53,420	04/22/2032	(686,803)	(901,289)	214,486
1-day SOFR	Annually	3.98%	Annually	USD	51,630	04/30/2033	(168,204)	151,102	(319,306)
1-day SOFR	Annually	3.89%	Annually	USD	66,600	04/22/2037	724,168	1,217,414	(493,246)
4.69%	Annually	1-day SOFR	Annually	USD	36,720	04/14/2041	177,879	(10,447)	188,326
4.63%	Annually	1-day SOFR	Annually	USD	74,220	04/14/2041	228,525	(44,997)	273,522
1-day SOFR	Annually	4.05%	Annually	USD	69,260	04/13/2056	(101,642)	104,233	(205,875)
1-day SOFR	Annually	4.11%	Annually	USD	34,080	04/13/2056	(129,151)	10,870	(140,021)
							$(340,780)	$486,155	$(826,935)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.45%	At Maturity	USD	26,790	07/19/2028	$522,040	$609,291	$(87,251)
CPI-U	At Maturity	2.59%	At Maturity	USD	17,730	12/12/2029	270,425	132,459	137,966
CPI-U	At Maturity	2.65%	At Maturity	USD	25,150	09/23/2030	9,985	(77,728)	87,713
CPI-U	At Maturity	2.53%	At Maturity	USD	103,000	10/15/2030	547,303	740,319	(193,016)
CPI-U	At Maturity	2.57%	At Maturity	USD	15,740	11/28/2032	196,688	152,625	44,063
							$1,546,441	$1,556,966	$(10,525)
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.68%
17,126	Air Liquide SA	$ 3,391,417
4,228	Akzo Nobel NV	287,528
28,838	Anglo American PLC	1,414,197
8,889	Antofagasta PLC	451,028
11,640	ArcelorMittal SA	701,809
34,600	Asahi Kasei Corp	384,824
24,197	BASF SE	1,293,400
165,744	BHP Group Ltd	6,907,025
34,900	BlueScope Steel Ltd	771,912
8,088	Boliden AB	457,001
3,305	Brenntag SE	200,968
4,091	DSM-Firmenich AG	388,306
187	EMS-Chemie Holding AG	160,296
5,966	Endeavour Mining PLC	292,143
56,916	Evolution Mining Ltd	470,623
6,758	Evonik Industries AG	122,627
42,095	Fortescue Ltd	560,295
4,541	Fresnillo PLC	165,311
245	Givaudan SA	1,036,291
253,633	Glencore PLC	1,729,046
17,938	ICL Group Ltd	89,976
15,800	JFE Holdings Inc	152,541
5,600	Johnson Matthey PLC	140,554
14,600	JX Advanced Metals Corp	402,950
24,900	Kaneka Corp	877,970
51,500	Kansai Paint Co Ltd	842,601
23,500	Kemira OYJ	440,974
402,000	Kingboard Holdings Ltd	6,090,621
42,000	Kobe Steel Ltd	487,175
51,300	Kuraray Co Ltd	529,557
23,706	Lynas Rare Earths Ltd(a)	297,459
162,700	Mitsubishi Chemical Group Corp	1,141,657
42,400	Mitsui Chemicals Inc	561,993
1,400	Mitsui Kinzoku Co Ltd	374,626
23,100	Nippon Paint Holdings Co Ltd	150,672
4,200	Nippon Sanso Holdings Corp	155,795
37,500	Nippon Soda Co Ltd	820,474
126,000	Nippon Steel Corp	417,455
16,600	Nitto Denko Corp	326,585
170,487	Norsk Hydro ASA	1,542,700
35,463	Northern Star Resources Ltd	469,517
9,285	Novonesis / Novozymes Class B	586,056
577,400	Perseus Mining Ltd	1,950,932
81,487	PLS Group Ltd(a)	285,549
4,700	Resonac Holdings Corp	522,820
36,543	Rio Tinto Ltd	4,396,835
28,413	Rio Tinto PLC	2,687,636
43,800	Shin-Etsu Chemical Co Ltd	1,909,220
16,900	Solvay SA	507,826
124,376	South32 Ltd	337,730
6,500	Sumitomo Metal Mining Co Ltd	301,474
1,706	Syensqo SA	126,136
3,515	Symrise AG	352,588
33,900	Tokuyama Corp	1,030,051
Shares		Fair Value
Basic Materials — (continued)
39,000	Toray Industries Inc	$ 273,181
13,734	UPM-Kymmene OYJ	364,051
22,279	Yara International ASA	979,782
		54,111,766
Communications — 4.78%
23,045	Airtel Africa PLC(b)	100,122
625,814	BT Group PLC	1,578,378
10,587	CAR Group Ltd	188,989
4,827	Delivery Hero SE(a)(b)	197,534
91,996	Deutsche Telekom AG	2,508,198
4,103	Elisa OYJ	172,190
65,817	Grab Holdings Ltd Class A(a)	248,130
91,000	HKT Trust & HKT Ltd	135,385
33,510	Informa PLC	401,951
23,900	IPSOS SA	951,969
153,900	KDDI Corp	2,585,168
101,098	Koninklijke KPN NV	499,299
77,200	LY Corp	205,473
415,600	M3 Inc	4,632,276
37,700	Metropole Television SA	518,814
2,853	Millicom International Cellular SA	258,938
203,474	Nokia OYJ	2,713,566
116,000	NOS SGPS SA	668,670
1,346,700	NTT Inc	1,197,929
48,604	Orange SA	916,609
13,006	Pearson PLC	206,597
52,468	Prosus NV	2,279,916
16,067	Publicis Groupe SA	1,587,782
35,600	Rakuten Group Inc(a)	166,169
51,127	Scout24 SE(b)	4,230,980
10,008	Sea Ltd ADR(a)	959,067
197,000	Singapore Telecommunications Ltd	672,561
758,100	SoftBank Corp	968,041
99,500	SoftBank Group Corp	3,690,783
3,952	Spotify Technology SA(a)	1,814,482
725	Swisscom AG	559,211
13,007	Tele2 AB Class B	226,348
46,269	Telecom Italia SpA(a)	421,286
232,979	Telefonaktiebolaget LM Ericsson Class B	2,612,789
94,815	Telefonica SA	381,044
14,669	Telenor ASA	210,139
32,700	Television Francaise 1 SA	248,841
65,475	Telia Co AB	318,918
96,818	Telstra Group Ltd	339,527
177,100	Tencent Holdings Ltd	9,772,831
2,172,671	Vodafone Group PLC	2,875,097
		55,221,997
Consumer, Cyclical — 11.77%
5,009	Accor SA	290,546
6,944	AddTech AB Class B	245,399
4,412	adidas AG	905,470
11,100	Aisin Corp	150,701

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
12,087	Amadeus IT Group SA	$ 707,102
5,300	ANA Holdings Inc	97,028
15,065	Aristocrat Leisure Ltd	638,415
17,400	Asics Corp	473,258
38,828	Associated British Foods PLC	1,020,479
2,506	Avolta AG	167,418
12,200	Bandai Namco Holdings Inc	282,809
26,066	Bayerische Motoren Werke AG	1,711,193
92,000	Betsson AB Class B	804,570
29,400	Bridgestone Corp	619,917
9,138	Bunzl PLC	318,664
14,403	Cie Financiere Richemont SA Class A	3,324,621
33,869	Cie Generale des Etablissements Michelin SCA	1,308,365
181,450	CK Hutchison Holdings Ltd	1,537,904
287,854	Clicks Group Ltd	3,997,445
45,872	Compass Group PLC	1,965,320
2,907	Continental AG	240,539
1,615	CTS Eventim AG & Co KGaA	94,330
51,970	Daimler Truck Holding AG	2,506,456
14,200	Daiwa House Industry Co Ltd	384,773
8,100	Daiwabo Holdings Co Ltd	172,596
45,700	Denso Corp	526,190
13,383	Deutsche Lufthansa AG	153,353
443	D'ieteren Group	86,478
29,294	Dollarama Inc	3,875,297
2,962	Dr Ing hc F Porsche AG	147,874
3,467	Evolution AB(b)	237,991
19,100	Exedy Corp	684,574
5,100	Fast Retailing Co Ltd	2,612,956
3,257	Ferrari NV	1,210,607
57,900	Frasers Group PLC(a)	551,820
54,000	Galaxy Entertainment Group Ltd	203,285
12,874	H & M Hennes & Mauritz AB Class B	221,457
106,800	Harvey Norman Holdings Ltd	356,653
681	Hermes International SCA	1,245,337
329,557	Honda Motor Co Ltd	2,968,572
2,600	Hornbach Holding AG & Co KGaA	233,339
15,700	HUGO BOSS AG	674,484
29,367	IMCD NV	2,655,468
29,393	Industria de Diseno Textil SA	1,852,703
239,343	International Consolidated Airlines Group SA	1,328,431
96,700	Isuzu Motors Ltd	1,287,677
149,700	ITOCHU Corp	1,708,473
45,200	Japan Airlines Co Ltd	789,842
44,500	Jardine Cycle & Carriage Ltd	927,012
83,600	JVCKenwood Corp	584,338
3,400	Kaufman & Broad SA	93,458
1,907	Kering SA	539,425
420,689	Kingfisher PLC	1,578,996
3,400	Kohnan Shoji Co Ltd	88,143
Shares		Fair Value
Consumer, Cyclical — (continued)
23,400	Komeri Co Ltd	$ 512,784
63,419	Lottery Corp Ltd	252,110
16,398	LVMH Moet Hennessy Louis Vuitton SE	9,069,052
38,100	Marubeni Corp	1,110,751
50,042	Mercedes-Benz Group AG	2,517,039
81,000	Mitsubishi Corp	2,166,927
63,800	Mitsui & Co Ltd	1,781,486
5,664	Moncler SpA	329,628
156,000	Nagase & Co Ltd	1,128,546
2,953	Next PLC	569,566
32,800	NGK Corp	1,545,837
45,400	NHK Spring Co Ltd	1,103,379
28,800	Nintendo Co Ltd	1,210,752
59,600	Nissan Motor Co Ltd	110,346
11,300	Nitori Holdings Co Ltd	167,447
28,800	Oriental Land Co Ltd	438,565
45,900	Pan Pacific International Holdings Corp	232,646
62,900	Panasonic Holdings Corp	1,769,590
2,171	Pandora A/S	249,419
173,500	Pets at Home Group PLC	408,337
185,500	Pirelli & C SpA(b)	1,404,868
3,681	Porsche Automobil Holding SE	113,697
294,554	Qantas Airways Ltd	2,164,167
6,969	Rational AG	5,105,377
5,209	Renault SA	149,641
26,140	Rexel SA	1,145,203
42,292	Ryanair Holdings PLC	1,321,990
13,600	Ryohin Keikaku Co Ltd	297,269
71,600	Sands China Ltd	119,466
40,500	Sankyo Co Ltd	395,105
26,000	Sanrio Co Ltd	175,897
16,300	Sekisui House Ltd	338,871
6,098	SGH Ltd	196,970
1,900	Shimano Inc	202,655
37,800	Singapore Airlines Ltd	224,791
2,309	Sodexo SA	133,554
28,300	Sojitz Corp	907,863
156,500	Sony Group Corp	3,149,416
37,100	Stanley Electric Co Ltd	804,967
52,111	Stellantis NV	298,616
46,800	Subaru Corp	684,698
284,000	Sumitomo Corp	2,729,717
76,400	Sumitomo Electric Industries Ltd	1,417,765
94,200	Sumitomo Forestry Co Ltd	786,424
50,300	Super Retail Group Ltd	459,492
40,800	Suzuki Motor Corp	493,506
845	Swatch Group AG	206,508
165,600	Toei Animation Co Ltd	2,478,984
13,500	Toho Co Ltd	107,978
8,300	Tokyo Gas Co Ltd	314,286
31,611	Toromont Industries Ltd	5,198,179
69,100	Toyota Boshoku Corp	910,002
355,500	Toyota Motor Corp	5,955,516
16,500	Toyota Tsusho Corp	614,166
39,700	Traton SE	1,507,253

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
209,054	Universal Music Group NV	$ 4,379,571
13,900	Valor Holdings Co Ltd	334,182
101,987	Volvo AB Class B	3,469,166
67,100	VTech Holdings Ltd	441,134
30,804	Wesfarmers Ltd	1,927,810
20,200	Yamaha Motor Co Ltd	153,383
30,100	Yokohama Rubber Co Ltd	1,357,697
621,000	Yue Yuen Industrial Holdings Ltd	971,724
6,348	Zalando SE(a)(b)	183,939
2,400	Zensho Holdings Co Ltd	119,485
		135,916,706
Consumer, Non-Cyclical — 20.87%
1,643	Abivax SA(a)	216,695
39,900	Adecco Group AG	736,259
738	Adyen NV(a)(b)	692,328
56,000	Aeon Co Ltd	463,128
22,000	Ajinomoto Co Inc	802,102
13,010	Alcon AG	877,263
24,100	Anheuser-Busch InBev SA	1,991,371
17,700	Arcs Co Ltd	370,148
7,431	Argenx SE(a)	6,887,505
38,100	Asahi Group Holdings Ltd	362,204
190,300	Astellas Pharma Inc	2,545,580
40,514	AstraZeneca PLC	7,563,086
18,100	Austevoll Seafood ASA	141,628
8,913	Ayvens SA	117,405
92	Barry Callebaut AG	127,218
70,573	Bayer AG	3,903,252
2,228	Beiersdorf AG	191,883
1,010	BioMerieux	79,286
34,965	Brambles Ltd	472,099
69,901	British American Tobacco PLC	4,324,768
8,775	Bureau Veritas SA	268,767
2,488	Carlsberg AS Class B	325,578
61,349	Carrefour SA	1,138,939
30	Chocoladefabriken Lindt & Spruengli AG	670,089
17,800	Chugai Pharmaceutical Co Ltd	822,239
92,300	Cloetta AB Class B	468,313
5,422	Coca-Cola Europacific Partners PLC	542,580
5,417	Coca-Cola HBC AG	352,969
1,688	Cochlear Ltd	141,785
34,566	Coles Group Ltd	582,210
49,771	Coloplast A/S Class B	2,834,676
13,606	CSL Ltd	1,085,549
10,400	Dai Nippon Printing Co Ltd	190,824
47,000	Daiichi Sankyo Co Ltd	755,772
16,736	Danone SA	1,367,968
16,010	Davide Campari-Milano NV	99,734
1,649	Demant A/S(a)	67,732
232,895	Diageo PLC	4,689,000
6,700	Eisai Co Ltd	168,895
29,262	EssilorLuxottica SA	5,494,556
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
35,134	Essity AB Class B	$ 994,776
3,496	Eurofins Scientific SE	273,577
201,133	Experian PLC	6,776,261
524	Financiere de Tubize SA	138,434
548,400	First Resources Ltd	1,318,279
16,587	Fisher & Paykel Healthcare Corp Ltd	368,471
5,322	Fresenius Medical Care AG	240,930
11,102	Fresenius SE & Co KGaA	507,209
30,200	FUJIFILM Holdings Corp	646,082
24,575	Galderma Group AG	5,589,524
1,590	Genmab A/S(a)	435,902
259,194	GSK PLC	6,802,895
233,563	Haleon PLC	1,075,986
19,449	Heineken Holding NV	1,481,038
8,003	Heineken NV	671,950
2,931	Henkel AG & Co KGaA	231,954
24,400	Hikma Pharmaceuticals PLC	491,277
92,863	Imperial Brands PLC	3,430,890
44,189	InterContinental Hotels Group PLC	7,361,887
4,463	Intertek Group PLC	343,258
7,031	Ipsen SA	1,355,003
325,666	J Sainsbury PLC	1,381,570
28,700	Japan Tobacco Inc	1,059,016
7,082	Jeronimo Martins SGPS SA	135,635
43,700	Kanamoto Co Ltd	1,436,706
23,400	Kao Corp	463,757
4,252	Kerry Group PLC Class A	390,037
7,836	Kesko OYJ Class B	175,192
20,000	Kikkoman Corp	205,167
141,000	Kirin Holdings Co Ltd	2,431,713
87,139	Koninklijke Ahold Delhaize NV	3,506,668
19,595	Koninklijke Philips NV	532,877
5,900	Kyowa Kirin Co Ltd	93,903
6,460	Lifco AB Class B	211,719
1,838	Lonza Group AG	1,239,923
19,600	Loomis AB	960,819
21,619	L'Oreal SA	9,476,804
13	Lotus Bakeries NV	172,422
12,851	Magnum Ice Cream Co NV(a)	223,718
55,960	Marks & Spencer Group PLC	276,164
38,600	Megmilk Snow Brand Co Ltd	861,953
3,371	Merck KGaA	565,128
360,700	Mitie Group PLC	714,328
13,239	Mowi ASA	244,566
69,031	Nestle SA	7,080,176
23,800	Nippon Shinyaku Co Ltd	589,342
305	NMC Health PLC(a)(c)	20
99,266	Novartis AG	15,514,523
322,944	Novo Nordisk A/S Class B	15,510,017
28,700	Olympus Corp	300,523
66,700	Ono Pharmaceutical Co Ltd	980,454
2,638	Orion OYJ Class B	216,704
19,246	Orkla ASA	202,346
11,400	Otsuka Holdings Co Ltd	758,775
34,051	Pernod Ricard SA	2,475,083
4,755	QIAGEN NV	185,920

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
17,000	Reckitt Benckiser Group PLC	$ 1,107,049
2,806	Recordati Industria Chimica e Farmaceutica SpA	164,484
139,900	Recruit Holdings Co Ltd	9,734,099
235,297	RELX PLC	7,436,938
64,078	Rentokil Initial PLC	364,325
26,427	Roche Holding AG	10,870,109
1,736	Salmar ASA	81,247
11,040	Sandoz Group AG	997,508
77,530	Sanofi SA	6,629,074
58,000	Santen Pharmaceutical Co Ltd	760,877
722	Sartorius Stedim Biotech	149,708
49,900	Scandinavian Tobacco Group A/S(b)	507,788
10,400	Secom Co Ltd	413,152
53,115	Securitas AB Class B	872,291
51,800	Seven & i Holdings Co Ltd	621,205
4,543	SGS SA	526,820
93,000	Shionogi & Co Ltd	1,589,047
10,500	Shiseido Co Ltd	169,480
8,590	Siemens Healthineers AG(b)	335,031
156,208	Sigma Healthcare Ltd	297,430
22,357	Smith & Nephew PLC	322,960
2,800	Societe BIC SA	182,464
174,000	Sonae SGPS SA(a)	400,688
11,253	Sonic Healthcare Ltd	161,939
1,339	Sonova Holding AG	317,802
2,920	Straumann Holding AG	383,828
11,255	Sunbelt Rentals Holdings Inc	841,987
3,000	Suntory Beverage & Food Ltd	83,599
4,883	Swedish Orphan Biovitrum AB(a)	232,759
41,700	Takeda Pharmaceutical Co Ltd	1,329,173
34,400	Terumo Corp	469,819
336,277	Tesco PLC	2,049,537
26,370	Teva Pharmaceutical Industries Ltd(a)	889,385
31,911	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	1,081,145
6,400	TOPPAN Holdings Inc	202,930
82,237	Transurban Group	817,676
3,240	UCB SA	969,959
31,800	Unicharm Corp	184,279
195,769	Unilever PLC	11,781,248
460,000	United Laboratories International Holdings Ltd	495,505
6,531	Verisure PLC(a)	72,810
2,329,443	WH Group Ltd(b)	2,469,945
34,300	Wilmar International Ltd	95,727
21,228	Wise Group PLC Class A(a)	253,217
57,713	Wolters Kluwer NV	3,731,691
32,225	Woolworths Group Ltd	890,371
126,400	Zigup PLC	760,355
		241,143,094
Shares		Fair Value
Diversified — 0.02%
4,000	Jardine Matheson Holdings Ltd	$ 248,000
Energy — 3.46%
8,529	Aker BP ASA	260,217
35,556	APA Group	249,124
15,167	Bollore SE	70,320
607,884	BP PLC	3,746,452
160,300	ENEOS Holdings Inc	1,186,600
93,834	Eni SpA	2,201,494
72,007	Equinor ASA	2,270,624
11,486	Galp Energia SGPS SA	243,432
21,600	Idemitsu Kosan Co Ltd	159,566
70,600	Inpex Corp	1,424,583
12,035	Neste OYJ	392,942
205,800	New Hope Corp Ltd	760,871
21,267	OMV AG	1,336,447
152,033	Repsol SA	3,798,472
31,300	Rubis SCA	1,098,473
86,721	Santos Ltd	430,212
262,957	Shell PLC	10,215,477
106,770	TotalEnergies SE	8,256,015
28,738	Var Energi ASA	119,073
25,788	Vestas Wind Systems A/S	730,146
49,767	Woodside Energy Group Ltd	962,443
		39,912,983
Financial — 25.51%
25,506	3i Group PLC	838,402
75,220	ABN AMRO Bank NV(b)	3,199,234
6,879	Admiral Group PLC	324,705
205,318	Aegon Ltd	1,747,331
10,437	AerCap Holdings NV	1,521,506
13,096	Ageas SA	1,047,817
816,172	AIA Group Ltd	7,472,246
56,831	AIB Group PLC	667,903
6,000	AL Sydbank	529,492
10,197	Allianz SE	4,826,713
1,705	Amundi SA(b)	163,669
80,759	ANZ Group Holdings Ltd	1,970,870
21,321	Aon PLC Class A	7,071,963
15,176	ASR Nederland NV	1,146,101
4,960	ASX Ltd	183,039
77,807	Aviva PLC	670,631
95,398	AXA SA	4,780,324
1,313	Azrieli Group Ltd	178,014
6,339	Banca Mediolanum SpA	157,976
51,588	Banca Monte dei Paschi di Siena SpA	641,104
244,350	Banco Bilbao Vizcaya Argentaria SA	6,151,932
28,970	Banco BPM SpA	500,958
746,834	Banco Comercial Portugues SA Class R	883,646
135,904	Banco de Sabadell SA	481,566
578,365	Banco Santander SA	8,027,595
35,812	Bank Hapoalim BM	826,020
83,162	Bank Leumi Le-Israel BM	1,861,049

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
78,752	Bank of Ireland Group PLC	$ 1,568,968
16,136	Bankinter SA	270,210
935	Banque Cantonale Vaudoise	136,886
602,700	Barclays PLC	4,037,906
11,845	BAWAG Group AG(b)	2,374,725
56,043	BNP Paribas SA	6,545,416
98,000	BOC Hong Kong Holdings Ltd	531,801
39,756	BPER Banca SpA	624,609
95,797	CaixaBank SA	1,357,263
120,561	CapitaLand Ascendas REIT	232,187
151,988	CapitaLand Integrated Commercial Trust REIT	278,897
66,500	Capitaland Investment Ltd	128,167
16,300	Chiba Bank Ltd	249,700
48,000	CK Asset Holdings Ltd	271,173
41,936	Commerzbank AG	1,786,244
44,837	Commonwealth Bank of Australia	5,109,802
240,091	Computershare Ltd	6,358,302
961	Covivio SA REIT	58,844
75,274	Credit Agricole SA	1,513,987
55,300	Credit Saison Co Ltd	1,512,497
5,869	CVC Capital Partners PLC	85,380
191,400	Daiichi Life Group Inc	2,089,848
8,000	Daito Trust Construction Co Ltd	152,826
36,500	Daiwa Securities Group Inc	361,998
62,576	Danske Bank A/S	3,354,236
73,330	DBS Group Holdings Ltd	3,713,050
144,630	Deutsche Bank AG	4,898,167
4,920	Deutsche Boerse AG	1,341,925
54,376	DNB Bank ASA	1,618,896
10,939	EQT AB	309,459
15,085	Erste Group Bank AG	2,018,938
2,091	Euronext NV(b)	334,457
2,669	EXOR NV	204,477
19,721	Fastighets AB Balder Class B(a)	105,189
17,223	FinecoBank Banca Fineco SpA	433,053
1,472	Futu Holdings Ltd ADR	137,985
1,177	Gecina SA REIT	98,894
21,666	Generali	1,056,277
181,779	Gjensidige Forsikring ASA	4,920,516
53,521	Goodman Group REIT	1,154,778
2,181	Groupe Bruxelles Lambert NV	198,862
1,572	Hannover Rueck SE	435,342
3,632	Harel Insurane Investments & Finance	191,331
261,993	HDFC Bank Ltd ADR	6,767,279
223,400	Helia Group Ltd	856,613
2,048	Helvetia Baloise Holding AG	528,176
36,000	Henderson Land Development Co Ltd	114,182
134,300	Hong Kong Exchanges & Clearing Ltd	6,248,571
28,600	Hongkong Land Holdings Ltd	190,476
Shares		Fair Value
Financial — (continued)
641,976	HSBC Holdings PLC	$ 12,137,648
11,300	Hulic Co Ltd	118,324
54,500	IG Group Holdings PLC	1,313,540
3,160	Industrivarden AB Class A	177,289
4,527	Industrivarden AB Class C	248,616
24,801	Infratil Ltd	217,560
138,244	ING Groep NV	4,362,041
58,478	Insurance Australia Group Ltd	327,064
370,002	Intesa Sanpaolo SpA	2,543,122
73,500	Investec PLC	584,439
4,030	Investment AB Latour Class B	80,084
45,344	Investor AB Class B	1,884,095
1	Isracard Ltd	2
31,851	Israel Discount Bank Ltd Class A	315,368
23,900	Japan Exchange Group Inc	302,477
46,700	Japan Post Bank Co Ltd	888,811
149,100	Japan Post Holdings Co Ltd	2,004,078
15,600	Japan Post Insurance Co Ltd	147,457
14,371	Julius Baer Group Ltd	1,241,654
6,100	Jyske Bank A/S	882,654
7,500	KBC Ancora	704,974
6,041	KBC Group NV	825,087
25,591	Klepierre SA REIT	1,069,535
1,921	L E Lundbergforetagen AB Class B	110,741
18,729	Land Securities Group PLC REIT	161,230
135,488	Legal & General Group PLC	513,507
70,567	Link REIT	329,290
3,185,307	Lloyds Banking Group PLC	4,659,698
72,984	London Stock Exchange Group PLC	7,888,793
56,506	M&G PLC	252,019
9,829	Macquarie Group Ltd	1,708,709
130,578	Mapfre SA	646,502
136,500	Mebuki Financial Group Inc	1,198,353
67,104	Medibank Pvt Ltd	230,553
38,400	Mediobanca Banca di Credito Finanziario SpA	1,146,347
28,400	Mitsubishi Estate Co Ltd	724,234
110,200	Mitsubishi HC Capital Inc	895,159
286,200	Mitsubishi UFJ Financial Group Inc	5,701,944
65,800	Mitsui Fudosan Co Ltd	609,862
4,125	Mizrahi Tefahot Bank Ltd	273,206
63,400	Mizuho Financial Group Inc	3,045,027
32,500	MS&AD Insurance Group Holdings Inc	842,399
6,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,685,827
81,771	National Australia Bank Ltd	2,147,201
540,094	NatWest Group PLC	4,764,348
225	Nippon Building Fund Inc REIT	174,527
25,039	NN Group NV	2,195,134
273,200	Nomura Holdings Inc	2,398,677

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
151,532	Nordea Bank Abp	$ 2,875,599
1	Norion Bank AB(a)	3
72,100	ORIX Corp	2,746,400
87,000	Oversea-Chinese Banking Corp Ltd	1,669,590
6,504	Partners Group Holding AG	5,327,326
6,107	Phoenix Financial Ltd	337,649
16,900	Plus500 Ltd	1,072,432
68,702	Prudential PLC	912,049
167,468	QBE Insurance Group Ltd	2,913,122
3,443	Raiffeisen Bank International AG	220,100
1,218	REA Group Ltd	117,334
57,700	Resona Holdings Inc	752,295
22,900	Ricoh Leasing Co Ltd	864,744
6,482	Sagax AB Class B	103,092
62,595	Sampo OYJ Class A	657,367
13,200	SBI Holdings Inc	216,464
145,465	Scentre Group REIT	387,749
18,580	Schroders PLC	144,700
22,100	SCOR SE	801,565
30,453	Segro PLC REIT	353,194
22,400	Singapore Exchange Ltd	417,927
83,244	Sino Land Co Ltd	109,336
39,360	Skandinaviska Enskilda Banken AB Class A	783,698
46,196	Societe Generale SA	4,088,801
435	Sofina SA	110,790
63,800	Sompo Holdings Inc	2,423,780
115,943	Standard Chartered PLC	3,133,869
21,476	Standard Life PLC	237,265
57,623	Stockland REIT	162,496
124,400	Sumitomo Mitsui Financial Group Inc	4,876,363
17,400	Sumitomo Mitsui Trust Group Inc	649,716
16,200	Sumitomo Realty & Development Co Ltd	376,119
34,000	Sun Hung Kai Properties Ltd	489,373
28,689	Suncorp Group Ltd	382,743
493,700	Supermarket Income PLC REIT	574,831
130,450	Svenska Handelsbanken AB Class A	1,919,612
94,246	Swedbank AB Class A	3,520,640
123,000	Swire Pacific Ltd Class A	1,284,793
715	Swiss Life Holding AG	785,978
2,029	Swiss Prime Site AG	331,085
28,455	Swiss Re AG	4,522,919
12,100	T&D Holdings Inc	360,917
1,569	Talanx AG	198,454
47,600	Tokio Marine Holdings Inc	2,092,916
7,834	Tryg A/S	178,325
155,892	UBS Group AG	7,726,184
2,630	Unibail-Rodamco-Westfield REIT	307,780
390,900	Unicaja Banco SA	1,393,317
46,062	UniCredit SpA	4,128,005
10,679	Unipol Assicurazioni SpA	298,482
Shares		Fair Value
Financial — (continued)
69,800	United Overseas Bank Ltd	$ 2,149,479
1,400	Valiant Holding AG	278,614
114,667	Vicinity Ltd REIT	204,317
19,973	Vonovia SE	492,722
9,204	Washington H Soul Pattinson & Co Ltd	294,203
90,934	Westpac Banking Corp	2,215,662
44,000	Wharf Real Estate Investment Co Ltd	120,164
23,700	Yokohama Financial Group Inc	255,237
3,969	Zurich Insurance Group AG	2,935,603
		294,705,066
Industrial — 13.86%
42,011	ABB Ltd	4,569,929
733	Acciona SA	232,233
4,725	ACS Actividades de Construccion y Servicios SA	694,841
19,452	Aena SME SA(b)	592,752
1,044	Aeroports de Paris SA	136,131
5,700	AGC Inc	246,293
15,997	Airbus SE	3,559,189
8,128	Alfa Laval AB	484,881
65,900	Alps Alpine Co Ltd	836,307
9,600	Alstom SA	167,717
30,300	Amada Co Ltd	557,955
66	AP Moller - Maersk A/S Class A	152,347
83	AP Moller - Maersk A/S Class B	197,170
231,995	Assa Abloy AB Class B	8,196,584
68,776	Atlas Copco AB Class A	1,394,020
38,815	Atlas Copco AB Class B	688,114
50,523	Auckland International Airport Ltd	239,831
243,700	Aurizon Holdings Ltd	704,901
78,544	BAE Systems PLC	1,924,332
11,415	Beijer Ref AB Class B	167,310
3,600	Bekaert SA	160,892
265	Belimo Holding AG	297,960
20,103	Bouygues SA	1,122,623
94,400	Brother Industries Ltd	2,147,480
2,016	Buzzi SpA	103,264
12,707	Cellnex Telecom SA(b)	379,883
20,100	Central Japan Railway Co	429,035
11,981	Cie de Saint-Gobain SA	1,086,462
13,500	CK Infrastructure Holdings Ltd	102,927
5,138	CSG NV(a)	74,992
8,100	Daifuku Co Ltd	358,830
7,200	Daikin Industries Ltd	1,098,279
559	Dassault Aviation SA	183,622
49,488	Deutsche Post AG	3,008,684
57,100	Deutz AG	571,746
57,470	Diploma PLC	5,428,407
5,194	DSV A/S	1,235,930
25,900	East Japan Railway Co	541,259

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
13,000	Ebara Corp	$ 509,113
1,687	Eiffage SA	248,840
721	Elbit Systems Ltd	548,230
16,770	Epiroc AB Class A	460,114
9,610	Epiroc AB Class B	223,044
24,800	FANUC Corp	1,141,944
12,490	Ferrovial SE	856,069
346,000	Firstgroup PLC	861,455
400	Forbo Holding AG	368,245
3,600	Fuji Electric Co Ltd	304,937
41,000	Fujikura Ltd	1,625,317
17,000	Furukawa Electric Co Ltd	511,312
3,761	GEA Group AG	258,252
836	Geberit AG	557,877
6,019	Getlink SE	127,942
89,170	Halma PLC	4,658,414
6,500	Hankyu Hanshin Holdings Inc	171,023
93,500	Hanwa Co Ltd	981,447
3,638	Heidelberg Materials AG	694,019
1,717	Hensoldt AG	133,367
696,771	Hexagon AB Class B	5,764,631
118,500	Hitachi Ltd	3,279,618
407	HOCHTIEF AG	235,916
13,444	Holcim AG	1,212,148
35,800	Hoya Corp	5,774,590
117,700	Husqvarna AB Class B	457,279
6,000	Ibiden Co Ltd	905,888
26,000	IHI Corp	438,964
7,119	Indutrade AB	147,314
5,357	InPost SA(a)	94,407
21,500	Jungheinrich AG	568,478
26,600	Kaga Electronics Co Ltd	694,316
10,400	Kajima Corp	379,111
11,600	Kalmar OYJ Class B	509,683
23,500	Kamigumi Co Ltd	737,397
20,000	Kawasaki Heavy Industries Ltd	361,941
8,500	Kawasaki Kisen Kaisha Ltd	130,284
38,000	Keppel Ltd	322,315
15,400	Keyence Corp	7,784,506
4,275	Kingspan Group PLC	390,949
1,545	Knorr-Bremse AG	179,775
49,500	Komatsu Ltd	1,932,850
8,395	Kone OYJ Class B	477,548
15,000	Konecranes OYJ	461,117
10,943	Kongsberg Gruppen ASA	329,777
62,700	Koninklijke BAM Groep NV	879,576
12,500	Koninklijke Heijmans N.V	1,631,189
6,500	Krones AG	834,783
27,200	Kubota Corp	455,124
1,355	Kuehne + Nagel International AG	328,779
31,400	Kyocera Corp	696,390
6,780	Legrand SA	1,148,829
11,213	Leonardo SpA	602,028
25,200	Logista Integral SA	972,135
82,800	Mabuchi Motor Co Ltd	805,353
5,000	Makita Corp	179,806
Shares		Fair Value
Industrial — (continued)
31,535	Melrose Industries PLC	$ 198,807
18,899	Metso OYJ	328,634
8,400	MINEBEA MITSUMI Inc	249,168
50,500	Mitsubishi Electric Corp	1,852,063
86,000	Mitsubishi Heavy Industries Ltd	1,954,152
9,200	Mitsui OSK Lines Ltd	294,717
40,000	MTR Corp Ltd	156,002
1,364	MTU Aero Engines AG	568,381
43,400	Murata Manufacturing Co Ltd	3,115,461
28,000	NCC AB Class B	551,122
35,100	Nibe Industrier AB Class B	130,477
22,900	Nidec Corp	376,401
25,200	Nippon Express Holdings Inc	785,180
28,800	Nippon Yusen KK	931,518
15,300	Obayashi Corp	309,191
13,022	Poste Italiane SpA(b)	426,253
7,387	Prysmian SpA	1,243,547
109,200	QinetiQ Group PLC	611,875
1,241	Rheinmetall AG	1,411,983
2,980	ROCKWOOL A/S Class B	95,580
225,600	Rolls-Royce Holdings PLC	4,324,084
8,048	Saab AB Class B	419,578
9,217	Safran SA	3,632,232
28,167	Sandvik AB	1,163,161
14,109	Sartorius AG	3,701,465
1,638	Schindler Holding AG	534,282
14,690	Schneider Electric SE	4,806,930
4,200	SCREEN Holdings Co Ltd	471,143
5,500	Seibu Holdings Inc	107,744
12,600	Shimizu Corp	199,534
19,904	Siemens AG	6,399,259
20,816	Siemens Energy AG	3,968,380
34,100	Signify NV(b)	651,198
3,958	Sika AG	816,203
39,000	Singapore Technologies Engineering Ltd	314,120
41,978	SITC International Holdings Co Ltd	168,397
8,090	Skanska AB Class B	216,422
25,349	SKF AB Class B	651,135
1,500	SMC Corp	670,629
8,235	Smiths Group PLC	279,632
1,875	Spirax Group PLC	169,983
15,240	Stora Enso OYJ Class R	162,576
13,940	Svenska Cellulosa AB SCA Class B	142,565
4,000	Taisei Corp	354,090
51,100	TDK Corp	1,146,395
37,000	Techtronic Industries Co Ltd	615,738
8,148	Tenaris SA	225,555
2,413	Thales SA	620,142
29,000	Toyo Seikan Group Holdings Ltd	732,239
5,590	Trelleborg AB Class B	232,901
66,700	Tsubakimoto Chain Co	1,058,726
742	VAT Group AG(b)	650,675
8,300	Vicat SACA	602,249
12,573	Vinci SA	1,836,257

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
13,198	Wartsila OYJ Abp	$ 504,059
11,300	West Japan Railway Co	189,261
73,800	Yangzijiang Shipbuilding Holdings Ltd	195,777
6,500	Yokogawa Electric Corp	228,431
		160,174,526
Technology — 9.32%
30,475	Accenture PLC Class A	3,792,309
19,600	Advantest Corp	4,032,278
1,231	ASM International NV	1,415,622
14,710	ASML Holding NV	29,128,285
1,794	BE Semiconductor Industries NV	592,470
29,800	Bell System24 Holdings Inc	248,496
71,900	Canon Inc	1,841,387
9,000	Capcom Co Ltd	165,558
12,724	Capgemini SE	1,277,391
47,737	Check Point Software Technologies Ltd(a)	6,274,074
21,000	Computacenter PLC	1,189,988
18,589	Dassault Systemes SE	379,163
2,300	Disco Corp	1,196,538
8,200	Ferrotec Corp	490,316
46,500	Fujitsu Ltd	923,955
2,008	Indra Sistemas SA	110,138
34,989	Infineon Technologies AG	3,296,020
8,400	Kioxia Holdings Corp(a)	4,882,332
2,600	Konami Group Corp	284,822
2,100	Lasertec Corp	667,041
3,853	Logitech International SA	361,444
5,485	Nebius Group NV(a)	1,514,792
33,400	NEC Corp	806,353
1,407	Nemetschek SE	85,660
9,900	Nexon Co Ltd	131,572
5,400	Nice Ltd(a)	489,050
9,400	Nomura Research Institute Ltd	263,708
791	Nova Ltd(a)	420,680
9,000	Obic Co Ltd	211,363
5,412	Octave Intelligence PLC SDR(a)	87,294
6,800	Otsuka Corp	116,419
341,000	PAX Global Technology Ltd	146,254
1,472	Pro Medicus Ltd	208,101
46,500	Renesas Electronics Corp	1,435,402
25,794	Sage Group PLC	279,773
62,957	SAP SE	9,704,675
77,700	Seiko Epson Corp	1,300,541
218,800	Serco Group PLC	635,019
5,900	Sopra Steria Group	942,852
17,229	STMicroelectronics NV	1,274,442
27,201	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,990,382
87,400	TeamViewer SE(a)	491,583
3,800	Tieto OYJ	79,516
12,000	Tokyo Electron Ltd	5,818,250
Shares		Fair Value
Technology — (continued)
823,500	TOTVS SA	$ 4,571,898
3,068	Tower Semiconductor Ltd(a)	794,358
5,933	WiseTech Global Ltd	136,113
4,092	Xero Ltd(a)	205,714
		107,691,391
Utilities — 2.40%
474,900	A2A SpA	1,224,842
658	BKW AG	110,640
133,948	Centrica PLC	303,470
18,700	Chubu Electric Power Co Inc	353,325
44,000	CLP Holdings Ltd	411,260
22,412	Contact Energy Ltd	118,687
167,700	Drax Group PLC	1,687,255
60,325	E.ON SE	1,242,411
8,475	EDP Renewables SA	136,908
84,605	EDP SA	441,968
69,600	Electric Power Development Co Ltd	1,572,714
1,274	Elia Group SA	202,870
29,958	Endesa SA	1,361,172
204,622	Enel SpA	2,347,086
46,938	Engie SA	1,477,346
3,617	Enlight Renewable Energy Ltd(a)	319,409
11,470	Fortum OYJ	265,352
500	Hikari Tsushin Inc	109,868
287,000	Hong Kong & China Gas Co Ltd	238,347
162,954	Iberdrola SA	4,055,842
179,800	Iren SpA	509,196
15,399	Italgas SpA	178,324
25,200	Kansai Electric Power Co Inc	356,123
26,948	Meridian Energy Ltd	89,143
132,343	National Grid PLC	2,181,961
11,041	Naturgy Energy Group SA	346,070
5,233	OPC Energy Ltd(a)	162,081
43,630	Origin Energy Ltd	331,634
11,828	Orsted A/S(b)	265,889
9,600	Osaka Gas Co Ltd	323,457
38,000	Power Assets Holdings Ltd	276,898
11,832	Redeia Corp SA	201,030
17,255	RWE AG	1,116,291
20,300	Sembcorp Industries Ltd	99,844
7,374	Severn Trent PLC	288,491
56,410	Snam SpA	407,229
33,149	SSE PLC	1,069,034
35,076	Terna-Rete Elettrica Nazionale	409,583
18,716	United Utilities Group PLC	324,513
16,301	Veolia Environnement SA	679,281
1,700	Verbund AG	107,734
		27,704,578
TOTAL COMMON STOCK — 96.67% (Cost $890,773,993)		$1,116,830,107

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.11%
1,521	Bayerische Motoren Werke AG	$ 100,146
14,560	Volkswagen AG	1,168,018
		1,268,164
Consumer, Non-Cyclical — 0.08%
10,526	Henkel AG & Co KGaA	885,230
TOTAL PREFERRED STOCK — 0.19% (Cost $3,012,411)		$2,153,394
RIGHTS
Industrial — 0.00%(d)
4,725	ACS Actividades de Construccion y Servicios SA(a)	9,918
TOTAL RIGHTS — 0.00%(d) (Cost $3,301)		$9,918
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.90%
10,452,100	U.S. Treasury Bills(e) 3.66%, 09/01/2026	$ 10,386,968
TOTAL SHORT TERM INVESTMENTS — 0.90% (Cost $10,386,968)		$10,386,968
TOTAL INVESTMENTS — 97.76% (Cost $904,176,673)		$1,129,380,387
OTHER ASSETS & LIABILITIES, NET — 2.24%		$25,920,716
TOTAL NET ASSETS — 100.00%		$1,155,301,103

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the aggregate fair value of 144A securities was $19,399,261, representing 1.68% of net assets.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Represents less than 0.005% of net assets.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	113	USD	17,771	Sep 2026	$111,095
				Net Appreciation	$111,095
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	65,588	AUD	91,157	07/02/2026	$2,478
CGM	USD	6,892	EUR	6,034	07/01/2026	(3)
CGM	USD	2,677	EUR	2,283	07/07/2026	67
CGM	USD	492,360	EUR	424,000	07/09/2026	7,710
CGM	USD	6,598	GBP	4,925	07/02/2026	65
CGM	USD	3,526	GBP	2,632	07/03/2026	35
CGM	USD	21,983	GBP	16,399	07/24/2026	232
CGM	USD	8,808	GBP	6,696	07/31/2026	(73)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	15,693	HKD	122,990	07/17/2026	$1
CGM	USD	2,211	ILS	6,619	07/15/2026	(14)
CGM	USD	9,043	JPY	1,455,200	08/25/2026	52
CGM	USD	6,207	JPY	998,580	08/28/2026	36
CGM	USD	53,319	JPY	8,574,970	09/01/2026	307
CGM	USD	3,672	JPY	590,452	09/02/2026	21
CGM	USD	3,798	JPY	610,767	09/03/2026	22
CGM	USD	6,655	JPY	1,069,980	09/04/2026	38
CGM	USD	5,836	JPY	937,975	09/08/2026	34
CGM	USD	5,714	JPY	918,000	09/14/2026	33
CGM	USD	3,529	JPY	566,227	09/29/2026	20
CGM	USD	1,524	NOK	14,756	07/06/2026	33
CGM	USD	3,141	NZD	5,473	07/03/2026	33
MEL	USD	44,319	AUD	61,380	07/01/2026	1,822
MEL	USD	16,890	AUD	24,465	08/18/2026	(32)
MEL	USD	4,710	AUD	6,823	08/26/2026	(9)
MEL	USD	5,476	AUD	7,934	08/31/2026	(11)
MEL	USD	6,359	AUD	9,217	09/16/2026	(12)
MEL	USD	714,174	CHF	557,700	07/09/2026	23,226
MEL	USD	43,484	EUR	38,126	07/02/2026	(83)
MEL	USD	34,606	EUR	30,352	07/03/2026	(78)
MEL	USD	7,398	EUR	6,411	07/06/2026	71
MEL	USD	1,340,141	EUR	1,141,000	07/09/2026	35,930
MEL	USD	13,639	EUR	11,726	07/30/2026	224
MEL	USD	9,546	GBP	7,102	07/03/2026	126
MEL	USD	24,210	GBP	17,912	07/09/2026	452
MEL	USD	14,589	GBP	10,857	07/10/2026	188
MEL	USD	7,498	GBP	5,576	07/15/2026	102
MEL	USD	55,516	GBP	41,287	07/23/2026	755
MEL	USD	11,429	HKD	89,429	07/28/2026	12
MEL	USD	39,065	JPY	6,184,515	07/21/2026	962
					Net Appreciation	$74,772
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Summary of Investments by Country as of June 30, 2026.
Country:	Fair Value	Percentage of Fund Investments
Japan	$228,794,568	20.26%
United Kingdom	170,041,086	15.06
France	103,430,587	9.16
Germany	89,265,938	7.90
Switzerland	87,752,755	7.77
Netherlands	78,172,069	6.92
Australia	57,929,027	5.13
Sweden	44,881,968	3.97
Spain	34,160,627	3.02
Hong Kong	32,920,764	2.92
Denmark	28,138,937	2.49
Italy	24,813,387	2.20
Ireland	16,429,923	1.45
Israel	16,123,460	1.43
Singapore	13,771,142	1.22
Taiwan	12,990,382	1.15
Norway	12,921,510	1.14
United States	11,316,249	1.00
Finland	10,797,071	0.96
China	9,968,608	0.88
Canada	9,073,476	0.80
Belgium	7,243,919	0.64
India	6,767,279	0.60
Austria	6,057,945	0.54
South Africa	4,581,884	0.41
Brazil	4,571,898	0.40
Portugal	2,774,039	0.25
Luxembourg	1,545,259	0.14
New Zealand	1,239,406	0.11
Chile	451,028	0.04
Mexico	165,311	0.01
Macau	119,466	0.01
Poland	94,407	0.01
Czech Republic	74,992	0.01
United Arab Emirates	20	0.00
Total	$1,129,380,387	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.84%
1,386	Air Products & Chemicals Inc	$ 406,347
617	Albemarle Corp	83,314
11,758	Arcosa Inc	1,708,320
1,060	CF Industries Holdings Inc	114,756
4,512	Dow Inc	123,448
805	DuPont de Nemours Inc	109,145
5,424	Eastman Chemical Co	363,300
1,604	Ecolab Inc	446,890
98,862	Ecovyst Inc(a)	1,230,832
56,949	Freeport-McMoRan Inc	3,581,523
4,912	Hawkins Inc	697,995
1,655	International Flavors & Fragrances Inc	131,109
3,406	International Paper Co	129,769
2,877	Linde PLC	1,492,990
1,580	LyondellBasell Industries NV Class A	83,187
1,611	Mosaic Co	34,137
6,567	Newmont Corp	613,358
1,430	Nucor Corp	318,533
8,559	PPG Industries Inc	1,038,121
1,326	Qnity Electronics Inc	216,549
1,434	Sherwin-Williams Co	493,755
15,412	Solstice Advanced Materials Inc	1,365,504
877	Steel Dynamics Inc	201,236
		14,984,118
Communications — 11.31%
2,695	Airbnb Inc Class A(a)	385,654
36,489	Alphabet Inc Class A	13,040,074
47,771	Alphabet Inc Class C	16,878,928
90,170	Amazon.com Inc(a)	21,491,118
1,899	AppLovin Corp Class A(a)	978,422
6,329	Arista Networks Inc(a)	1,075,170
45,855	Array Digital Infrastructure Inc	1,662,702
42,891	AT&T Inc	887,844
4,822	Booking Holdings Inc	859,473
878	CDW Corp	123,482
594	Charter Communications Inc Class A(a)	84,473
3,853	Ciena Corp(a)	1,890,128
67,574	Cisco Systems Inc	7,937,242
22,536	Comcast Corp Class A	553,259
10,603	Corning Inc	2,708,324
2,532	DoorDash Inc Class A(a)	467,230
2,884	eBay Inc	322,287
823	EchoStar Corp Class A(a)	83,534
697	Expedia Group Inc	178,348
336	F5 Inc(a)	139,763
215	FactSet Research Systems Inc	49,467
1,055	Fox Corp Class A	55,029
973	Fox Corp Class B	45,575
3,076	Gen Digital Inc	76,562
883	GoDaddy Inc Class A(a)	74,949
924	Hims & Hers Health Inc(a)(b)	32,035
16,124	Meta Platforms Inc Class A	9,082,488
Shares		Fair Value
Communications — (continued)
995	Motorola Solutions Inc	$ 413,214
26,452	Netflix Inc(a)	1,888,673
1,755	News Corp Class A	43,577
809	News Corp Class B	22,701
1,899	Omnicom Group Inc	138,304
7,234	Palo Alto Networks Inc(a)	2,466,939
1,480	Paramount Skydance Corp Class B(b)	14,593
4,855	Robinhood Markets Inc Class A(a)	486,859
767	Space Exploration Technologies Corp Class A(a)	131,050
11,826	T-Mobile US Inc	1,983,575
2,890	Trade Desk Inc Class A(a)	52,251
12,667	Uber Technologies Inc(a)	914,051
502	VeriSign Inc	126,283
25,739	Verizon Communications Inc	1,089,789
10,681	Walt Disney Co	1,028,046
15,590	Warner Bros Discovery Inc(a)	415,629
		92,379,094
Consumer, Cyclical — 8.91%
1,167	Aptiv PLC(a)	71,630
28,791	Atlanta Braves Holdings Inc Class C(a)	1,494,253
133	AutoZone Inc(a)	425,060
1,071	Best Buy Co Inc	81,267
8,510	BJ's Wholesale Club Holdings Inc(a)	742,242
28,458	Blue Bird Corp(a)	2,247,044
6,042	Boot Barn Holdings Inc(a)	992,519
8,005	Carnival Corp Ltd	228,703
5,636	Carvana Co(a)(b)	370,961
234	Casey's General Stores Inc	185,981
7,826	Chipotle Mexican Grill Inc(a)	266,084
16,894	Churchill Downs Inc	1,514,378
5,538	Copart Inc(a)	156,116
2,761	Costco Wholesale Corp	2,582,833
10,623	Crocs Inc(a)	1,281,559
851	Cummins Inc	606,942
42,586	Dana Inc	1,158,765
717	Darden Restaurants Inc	147,709
990	Deckers Outdoor Corp(a)	98,297
3,931	Delta Air Lines Inc	368,177
1,430	Dollar General Corp	164,607
1,061	Dollar Tree Inc(a)	128,328
216	Domino's Pizza Inc	63,945
9,413	Dorman Products Inc(a)	1,284,404
1,681	DR Horton Inc	273,801
6,959	Fastenal Co	334,241
24,400	Ford Motor Co	339,160
118,941	Garrett Motion Inc	4,309,232
40,135	General Motors Co	3,093,606
849	Genuine Parts Co	100,165
929	Hasbro Inc	76,726
7,472	Hilton Worldwide Holdings Inc	2,469,197
6,198	Home Depot Inc	2,185,911

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
17,002	Kontoor Brands Inc	$ 1,416,947
2,030	Las Vegas Sands Corp	93,766
22,471	La-Z-Boy Inc	901,537
1,268	Lennar Corp Class A	114,741
70,635	Levi Strauss & Co Class A	1,753,867
1,006	Live Nation Entertainment Inc(a)	184,209
3,406	Lowe's Cos Inc	750,989
587	Lululemon Athletica Inc(a)	67,024
1,324	Marriott International Inc Class A	490,661
5,829	McDonald's Corp	1,575,637
1,048	MGM Resorts International(a)	50,105
7,259	NIKE Inc Class B	297,982
3,035	Norwegian Cruise Line Holdings Ltd(a)	64,069
19	NVR Inc(a)	129,455
5,224	O'Reilly Automotive Inc(a)	481,078
3,275	PACCAR Inc	393,393
23,123	PulteGroup Inc	3,172,707
20,152	Pursuit Attractions & Hospitality Inc(a)	1,127,907
239	Ralph Lauren Corp	95,937
39,882	Resideo Technologies Inc(a)	1,240,330
2,005	Ross Stores Inc	426,764
1,552	Royal Caribbean Cruises Ltd	492,807
15,557	Rush Enterprises Inc Class A	1,135,428
62,217	Southwest Airlines Co	3,199,198
7,092	Starbucks Corp	724,731
1,313	Tapestry Inc	192,197
2,863	Target Corp	373,936
23,225	Tesla Inc(a)	9,768,435
6,802	TJX Cos Inc	1,030,503
428	TKO Group Holdings Inc	86,161
3,534	Tractor Supply Co	111,710
290	Ulta Beauty Inc(a)	130,784
1,956	United Airlines Holdings Inc(a)	265,996
9,466	VSE Corp	2,162,981
49,441	Walmart Inc	5,599,688
772	Williams-Sonoma Inc	179,953
274	WW Grainger Inc	372,750
432	Wynn Resorts Ltd	41,943
39,405	YETI Holdings Inc(a)	1,952,912
1,664	Yum! Brands Inc	266,007
		72,761,068
Consumer, Non-Cyclical — 15.16%
10,741	Abbott Laboratories	974,638
27,606	AbbVie Inc	6,946,774
1,818	Agilent Technologies Inc	241,485
395	Align Technology Inc(a)	66,621
104	Alnylam Pharmaceuticals Inc(a)	31,307
10,299	Altria Group Inc	741,013
3,817	Amgen Inc	1,382,212
15,219	ANI Pharmaceuticals Inc(a)	1,259,829
2,999	Archer-Daniels-Midland Co	229,124
11,079	AstraZeneca PLC	2,068,209
2,458	Automatic Data Processing Inc	550,469
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
141,209	Avantor Inc(a)	$ 1,397,969
490	Avery Dennison Corp	79,551
3,099	Baxter International Inc	66,071
11,062	Becton Dickinson & Co	1,674,012
973	Biogen Inc(a)	210,226
842	Bio-Techne Corp	59,487
3,276	Block Inc(a)	248,976
27,356	Boston Scientific Corp(a)	1,167,554
11,480	Boyd Group Inc	1,086,238
13,621	Bristol-Myers Squibb Co	784,842
1,319	Brown-Forman Corp Class B	35,151
784	Bunge Global SA	83,676
1,457	Cardinal Health Inc	346,125
33,480	CBIZ Inc(a)	1,074,038
1,238	Cencora Inc	350,329
2,919	Centene Corp(a)	187,371
343	Charles River Laboratories International Inc(a)	77,789
1,583	Church & Dwight Co Inc	153,361
1,646	Cigna Group	453,769
2,132	Cintas Corp	362,611
754	Clorox Co	71,962
77,231	Coca-Cola Co	6,276,563
5,034	Colgate-Palmolive Co	461,517
35,076	Collegium Pharmaceutical Inc(a)	1,269,751
20,548	Colliers International Group Inc	1,927,197
80,372	Concentra Group Holdings Parent Inc	2,391,067
868	Constellation Brands Inc Class A	120,730
1,198	Cooper Cos Inc(a)	85,909
434	Corpay Inc(a)	144,639
34,308	Corteva Inc	2,905,545
7,940	CVS Health Corp	821,393
3,933	Danaher Corp	749,158
152	DaVita Inc(a)	33,817
2,353	Dexcom Inc(a)	158,475
3,737	Edwards Lifesciences Corp(a)	338,049
1,326	Elevance Health Inc	512,804
6,299	Eli Lilly & Co	7,555,210
679	Equifax Inc	107,771
1,518	Estee Lauder Cos Inc Class A	119,846
2,911	GE HealthCare Technologies Inc	186,333
3,457	General Mills Inc	120,304
11,752	Gilead Sciences Inc	1,484,748
1,263	Global Payments Inc	91,643
964	HCA Healthcare Inc	375,854
468	Henry Schein Inc(a)	39,087
12,109	Herc Holdings Inc	1,735,704
972	Hershey Co	170,537
2,133	Hormel Foods Corp(b)	52,941
757	Humana Inc	300,696
511	IDEXX Laboratories Inc(a)	269,011
1,210	Incyte Corp(a)	137,166
1,487	Insmed Inc(a)	158,544
394	Insulet Corp(a)	59,986
2,197	Intuitive Surgical Inc(a)	873,703

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
967	IQVIA Holdings Inc(a)	$ 186,844
795	J M Smucker Co	89,437
23,219	John Wiley & Sons Inc Class A	1,126,354
19,043	Johnson & Johnson	4,836,351
11,948	Kenvue Inc	228,326
8,861	Keurig Dr Pepper Inc	290,021
2,066	Kimberly-Clark Corp	226,785
15,745	Korn Ferry	1,048,302
5,313	Kraft Heinz Co	125,493
23,926	Kroger Co	1,328,611
528	Labcorp Holdings Inc	147,840
12,934	Lantheus Holdings Inc(a)	1,434,898
1,510	McCormick & Co Inc	76,134
4,528	McKesson Corp	3,421,357
8,056	Medtronic PLC	630,221
19,874	Merck & Co Inc	2,553,809
2,196	Moderna Inc(a)	153,786
934	Molson Coors Beverage Co Class B	36,389
7,894	Mondelez International Inc Class A	456,589
13,249	Monster Beverage Corp(a)	1,273,494
948	Moody's Corp	429,368
5,388	Morningstar Inc	840,636
3,791	Natera Inc(a)	1,029,067
23,947	Novo Nordisk A/S Sponsored ADR	1,148,019
111,877	NPK International Inc(a)	1,779,963
63,269	Option Care Health Inc(a)	1,326,751
5,755	PayPal Holdings Inc	248,501
35,138	Pennant Group Inc(a)	1,298,349
8,412	PepsiCo Inc	1,138,985
35,161	Pfizer Inc	846,677
36,417	Philip Morris International Inc	6,588,199
12,508	Post Holdings Inc(a)	1,103,956
30,257	Procter & Gamble Co	4,436,886
2,004	Quanta Services Inc	1,442,960
632	Quest Diagnostics Inc	133,952
4,156	Regeneron Pharmaceuticals Inc	2,591,432
947	ResMed Inc	184,551
921	Revolution Medicines Inc(a)	172,485
755	Revvity Inc	84,001
1,596	Rollins Inc	66,617
1,887	S&P Global Inc	768,500
1,107	Solventum Corp(a)	85,405
588	STERIS PLC	123,815
2,118	Stryker Corp	666,831
30,130	Supernus Pharmaceuticals Inc(a)	1,401,346
3,039	Sysco Corp	254,000
7,597	Thermo Fisher Scientific Inc	3,808,832
1,667	Tyson Foods Inc Class A	95,436
2,173	United Rentals Inc	2,461,770
13,534	UnitedHealth Group Inc	5,625,136
326	Universal Health Services Inc Class B	48,473
879	Verisk Analytics Inc	157,807
5,556	Vertex Pharmaceuticals Inc(a)	2,759,832
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,968	Viatris Inc	$ 110,652
1,864	Waters Corp(a)	699,075
451	West Pharmaceutical Services Inc	161,909
8,486	WEX Inc(a)	1,197,290
1,289	Zimmer Biomet Holdings Inc	110,970
2,488	Zoetis Inc	178,788
		123,776,750
Energy — 4.23%
2,576	APA Corp	83,900
6,075	Baker Hughes Co	337,163
27,992	California Resources Corp	1,479,937
11,564	Chevron Corp	1,916,849
21,270	ConocoPhillips	2,211,229
7,119	Devon Energy Corp	294,157
1,241	Diamondback Energy Inc	218,143
3,401	EOG Resources Inc	441,212
3,805	EQT Corp	202,312
1,340	Expand Energy Corp	122,195
62,204	Exxon Mobil Corp	8,504,531
694	First Solar Inc(a)	163,756
5,303	Halliburton Co	180,037
12,203	Kinder Morgan Inc	390,130
41,622	Kodiak Gas Services Inc	3,127,061
1,796	Marathon Petroleum Corp	459,183
4,614	Occidental Petroleum Corp	224,102
21,727	Oceaneering International Inc(a)	880,378
3,921	ONEOK Inc	340,892
24,426	Ovintiv Inc	1,286,029
2,448	Phillips 66	413,834
44,318	Shell PLC	1,721,686
8,985	SLB Ltd	417,713
1,372	Targa Resources Corp	367,888
372	Texas Pacific Land Corp	162,802
9,602	Valero Energy Corp	2,500,745
34,603	Viper Energy Inc Class A	1,467,167
59,140	WaterBridge Infrastructure LLC Class A(b)	2,026,728
11,386	Weatherford International PLC	927,959
40,793	WhiteHawk Minerals Corp Class A(a)	1,134,861
7,583	Williams Cos Inc	563,720
		34,568,299
Financial — 15.18%
4,479	Affiliated Managers Group Inc	1,515,694
2,971	Aflac Inc	348,350
14,227	Agree Realty Corp REIT(b)	1,077,553
943	Alexandria Real Estate Equities Inc REIT	49,838
11,231	Allstate Corp	2,672,304
3,312	American Express Co	1,120,284
15,911	American Healthcare Inc REIT(b)	829,759
22,380	American International Group Inc	1,667,981

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
5,438	American Tower Corp REIT	$ 889,494
551	Ameriprise Financial Inc	252,777
29,208	Ameris Bancorp	2,636,314
1,292	Aon PLC Class A	428,543
14,631	Apollo Global Management Inc	1,730,994
2,165	Arch Capital Group Ltd(a)	210,135
1,266	Ares Management Corp Class A	140,918
1,541	Arthur J Gallagher & Co	353,767
329	Assurant Inc	88,346
913	AvalonBay Communities Inc REIT	172,274
15,644	Bancorp Inc(a)	979,940
99,741	Bank of America Corp	5,683,242
4,274	Bank of New York Mellon Corp	618,063
12,233	Berkshire Hathaway Inc Class B(a)	6,121,271
887	Blackrock Inc	852,904
4,649	Blackstone Inc	547,048
1,828	Brown & Brown Inc	117,266
1,161	BXP Inc REIT	76,986
726	Camden Property Trust REIT	83,120
18,433	Capital One Financial Corp	3,698,028
659	Cboe Global Markets Inc	159,920
1,817	CBRE Group Inc Class A(a)	244,732
43,126	Charles Schwab Corp	3,979,236
2,251	Chubb Ltd	767,006
968	Cincinnati Financial Corp	179,216
55,254	Citigroup Inc	7,733,350
2,781	Citizens Financial Group Inc	194,865
9,043	CME Group Inc	1,996,966
1,380	Coinbase Global Inc Class A(a)	201,742
2,366	CoStar Group Inc(a)	67,005
2,839	Crown Castle Inc REIT	214,997
38,077	Curbline Properties Corp REIT	1,157,541
2,056	Digital Realty Trust Inc REIT	369,216
619	Equinix Inc REIT	645,239
2,233	Equity Residential REIT	151,688
158	Erie Indemnity Co Class A	37,881
430	Essex Property Trust Inc REIT	125,384
274	Everest Group Ltd	97,881
1,332	Extra Space Storage Inc REIT	193,540
28,401	FB Financial Corp	1,571,995
11,267	Federal Agricultural Mortgage Corp Class C	2,245,175
391	Federal Realty Investment Trust REIT	48,265
5,533	Fifth Third Bancorp	311,895
42,439	First Busey Corp	1,251,951
44,167	First Financial Bancorp	1,494,170
8,154	FirstService Corp	1,158,765
2,164	Franklin Resources Inc	71,996
400	Globe Life Inc	71,472
5,656	Goldman Sachs Group Inc	5,720,309
1,698	Hartford Insurance Group Inc	225,019
3,416	Healthpeak Properties Inc REIT	73,102
61,444	Home BancShares Inc	1,754,226
Shares		Fair Value
Financial — (continued)
3,768	Host Hotels & Resorts Inc REIT	$ 89,339
12,479	Huntington Bancshares Inc	221,253
2,820	Interactive Brokers Group Inc Class A	245,453
3,558	Intercontinental Exchange Inc	438,025
3,111	Invesco Ltd	82,099
3,565	Invitation Homes Inc REIT	107,699
1,875	Iron Mountain Inc REIT	236,831
21,286	JPMorgan Chase & Co	6,967,546
5,720	KeyCorp	131,846
4,225	Kimco Realty Corp REIT	107,104
4,223	KKR & Co Inc	387,587
1,017	Loews Corp	115,135
854	M&T Bank Corp	203,261
26,601	Marex Group PLC	1,621,331
2,917	Marsh & McLennan Cos Inc	486,176
6,610	Mastercard Inc Class A	3,394,896
13,756	McGrath RentCorp	1,664,889
3,436	MetLife Inc	290,720
733	Mid-America Apartment Communities Inc REIT	101,843
7,460	Morgan Stanley	1,559,438
2,909	Nasdaq Inc	229,287
1,230	Northern Trust Corp	213,823
44,725	Perella Weinberg Partners(b)	713,811
12,445	PNC Financial Services Group Inc	3,064,208
18,433	Popular Inc	3,026,330
1,094	Principal Financial Group Inc	117,911
3,641	Progressive Corp	795,376
17,017	Prologis Inc REIT	2,305,293
23,425	Prosperity Bancshares Inc(b)	1,710,728
2,251	Prudential Financial Inc	242,950
983	Public Storage REIT	312,899
1,128	Raymond James Financial Inc	171,490
5,723	Realty Income Corp REIT	354,597
1,103	Regency Centers Corp REIT	87,953
5,310	Regions Financial Corp	160,362
41,343	Ryan Specialty Holdings Inc(b)	1,561,112
690	SBA Communications Corp REIT	121,757
17,012	ServisFirst Bancshares Inc	1,475,791
1,939	Simon Property Group Inc REIT	433,657
30,481	Skyward Specialty Insurance Group Inc(a)	1,778,566
21,315	SouthState Bank Corp	2,129,368
8,096	State Street Corp	1,373,082
22,224	Stifel Financial Corp	1,550,569
2,093	Synchrony Financial	159,173
1,392	T Rowe Price Group Inc	158,256
1,354	Travelers Cos Inc	446,982
7,486	Truist Financial Corp	372,953
2,109	UDR Inc REIT(b)	84,191
9,660	US Bancorp	583,464
2,963	Ventas Inc REIT	263,114
6,801	VICI Properties Inc REIT	180,567
10,402	Visa Inc Class A	3,568,822

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
25,608	Vornado Realty Trust REIT	$ 1,006,394
1,784	W R Berkley Corp	125,826
19,052	Wells Fargo & Co	1,574,457
4,336	Welltower Inc REIT	984,142
8,842	Western Alliance Bancorp	726,812
4,407	Weyerhaeuser Co REIT	105,504
555	Willis Towers Watson PLC	145,060
10,281	Wintrust Financial Corp	1,652,362
		124,000,408
Industrial — 11.82%
6,569	3M Co	1,063,587
448	A O Smith Corp	28,099
97,879	Aebi Schmidt Holding AG	1,228,381
443	Allegion PLC	62,237
2,998	Amcor PLC	129,963
1,400	AMETEK Inc	338,716
11,213	Amphenol Corp Class A	1,977,076
28,139	Atmus Filtration Technologies Inc	1,434,808
467	Axon Enterprise Inc(a)	261,805
1,797	Ball Corp	112,133
9,927	Bel Fuse Inc Class B	3,306,088
1,723	Bloom Energy Corp Class A(a)	521,552
4,926	Boeing Co(a)	1,066,331
751	Builders FirstSource Inc(a)	67,199
5,056	Carrier Global Corp	370,858
4,429	Caterpillar Inc	4,716,442
21,630	CECO Environmental Corp(a)	1,962,706
1,036	Celestica Inc(a)	377,933
669	CH Robinson Worldwide Inc	125,999
1,217	Coherent Corp(a)	480,070
221	Comfort Systems USA Inc	438,011
22,160	CRH PLC	2,371,120
11,308	CSX Corp	537,469
2,534	Deere & Co	1,607,392
887	Dover Corp	198,936
2,397	Eaton Corp PLC	1,021,410
285	EMCOR Group Inc	236,516
3,485	Emerson Electric Co	498,878
30,486	Enerpac Tool Group Corp	1,093,228
838	Expeditors International of Washington Inc	136,577
8,386	FedEx Corp	2,625,908
4,503	FedEx Freight Holding Co Inc(a)	679,953
2,345	Flex Ltd(a)	380,054
2,211	Fortive Corp	135,070
1,007	Garmin Ltd	239,203
10,342	GATX Corp	1,832,499
3,363	GE Vernova Inc	3,951,054
371	Generac Holdings Inc(a)	108,633
1,583	General Dynamics Corp	560,762
10,775	General Electric Co	4,026,941
25,326	Griffon Corp	2,470,045
8,549	Honeywell Aerospace Inc(a)	1,890,013
8,549	Honeywell International Inc	1,914,121
2,482	Howmet Aerospace Inc	667,311
Shares		Fair Value
Industrial — (continued)
333	Hubbell Inc	$ 174,226
201	Huntington Ingalls Industries Inc	56,258
430	IDEX Corp	97,589
1,590	Illinois Tool Works Inc	430,047
19,368	Ingersoll Rand Inc	1,587,982
10,853	International Seaways Inc	831,231
698	Jabil Inc	269,065
636	Jacobs Solutions Inc	80,136
457	JB Hunt Transport Services Inc	132,270
3,817	Johnson Controls International PLC	557,702
4,099	Kadant Inc	1,288,029
1,090	Keysight Technologies Inc(a)	381,576
20,972	Knife River Corp(a)	1,754,308
1,168	L3Harris Technologies Inc	339,409
203	Lennox International Inc	116,309
1,265	Lockheed Martin Corp	644,467
362	Martin Marietta Materials Inc	208,765
1,262	Masco Corp	102,689
8,238	Matson Inc	1,583,591
116	Mettler-Toledo International Inc(a)	148,191
10,246	Moog Inc Class A	4,342,665
335	Nordson Corp	101,066
1,370	Norfolk Southern Corp	430,988
4,160	Northrop Grumman Corp	2,118,730
1,144	Old Dominion Freight Line Inc	247,790
22,089	Otis Worldwide Corp	1,581,572
533	Packaging Corp of America	127,003
785	Parker-Hannifin Corp	767,824
1,123	Pentair PLC	86,089
8,290	Powell Industries Inc	2,373,924
1,287	Republic Services Inc	274,234
3,019	Rocket Lab Corp(a)	306,881
692	Rockwell Automation Inc	342,595
23,874	RTX Corp	4,529,614
3,387	Smurfit WestRock PLC	156,683
332	Snap-on Inc	133,597
935	Stanley Black & Decker Inc	88,002
11,154	TD SYNNEX Corp	2,981,910
1,775	TE Connectivity PLC	357,858
289	Teledyne Technologies Inc(a)	192,734
1,128	Textron Inc	103,471
3,414	Trane Technologies PLC	1,676,820
348	TransDigm Group Inc	463,550
26,972	Trex Co Inc(a)	1,349,679
42,308	TriMas Corp	1,905,129
1,409	Trimble Inc(a)	72,113
9,880	TTM Technologies Inc(a)	1,847,758
5,761	Union Pacific Corp	1,566,992
4,646	United Parcel Service Inc Class B	499,445
1,587	Veralto Corp	140,735
3,984	Vertiv Holdings Co Class A	1,333,923
22,292	Vishay Intertechnology Inc	1,198,864
55,079	Vontier Corp	1,597,291
779	Vulcan Materials Co	229,813
2,302	Waste Management Inc	513,070

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,056	Westinghouse Air Brake Technologies Corp	$ 284,698
1,604	Xylem Inc	189,609
		96,551,646
Technology — 26.95%
13,325	Accenture PLC Class A	1,658,163
2,572	Adobe Inc(a)	527,311
20,945	Advanced Micro Devices Inc(a)	12,167,160
869	Akamai Technologies Inc(a)	102,725
56,344	Amentum Holdings Inc(a)	1,164,631
4,133	Analog Devices Inc	1,641,504
141,927	Apple Inc	41,067,997
8,542	Applied Materials Inc	6,175,866
1,290	Autodesk Inc(a)	250,802
31,751	BILL Holdings Inc(a)	1,148,116
37,000	Broadcom Inc	13,976,750
715	Broadridge Financial Solutions Inc	97,919
1,726	Cadence Design Systems Inc(a)	647,802
155	Cerebras Systems Inc Class A(a)(b)	34,255
45	Cloudflare Inc Class A(a)	11,038
2,997	Cognizant Technology Solutions Corp Class A	116,074
38,402	Crane NXT Co(b)	1,964,646
2,436	Crowdstrike Holdings Inc Class A(a)	1,859,009
2,078	Datadog Inc Class A(a)	541,028
4,547	Dell Technologies Inc Class C	1,961,849
2,306	DigitalOcean Holdings Inc(a)	362,111
29,113	Donnelley Financial Solutions Inc(a)	1,221,290
1,402	Electronic Arts Inc	287,466
148	Fair Isaac Corp(a)(b)	176,827
3,179	Fidelity National Information Services Inc	123,600
3,230	Fiserv Inc(a)	158,432
3,887	Fortinet Inc(a)	597,121
479	Gartner Inc(a)	62,088
8,149	Hewlett Packard Enterprise Co	367,601
5,232	HP Inc	114,790
29,399	Intel Corp(a)	4,104,982
6,489	International Business Machines Corp	1,824,772
1,719	Intuit Inc	448,659
505	Jack Henry & Associates Inc	69,559
8,129	KLA Corp	2,452,601
12,889	Lam Research Corp	5,585,191
831	Leidos Holdings Inc	85,568
1,252	Lumentum Holdings Inc(a)	1,074,291
13,185	Marvell Technology Inc	3,927,680
3,387	Microchip Technology Inc	308,894
9,813	Micron Technology Inc	11,327,048
73,287	Microsoft Corp	27,337,516
560	MKS Inc	249,088
304	Monolithic Power Systems Inc	420,237
434	MSCI Inc	243,057
Shares		Fair Value
Technology — (continued)
1,130	NetApp Inc	$ 174,879
186,246	NVIDIA Corp	37,265,961
1,584	NXP Semiconductors NV	445,152
2,439	ON Semiconductor Corp(a)	230,583
11,289	Oracle Corp	1,654,403
14,539	Palantir Technologies Inc Class A(a)	1,696,265
2,001	Paychex Inc	196,758
25,455	PDF Solutions Inc(a)	1,801,959
746	PTC Inc(a)	84,753
6,574	QUALCOMM Inc	1,214,809
114	ROBLOX Corp Class A(a)	6,199
640	Roper Technologies Inc	216,570
5,021	Salesforce Inc	786,590
1,775	Sandisk Corp(a)	4,035,871
3,565	Seagate Technology Holdings PLC	3,440,225
6,405	ServiceNow Inc(a)	635,888
1,096	Skyworks Solutions Inc(b)	74,309
213	Snowflake Inc(a)	54,209
2,824	Super Micro Computer Inc(a)	82,828
1,192	Synopsys Inc(a)	531,715
2,929	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1,398,803
1,104	Take-Two Interactive Software Inc(a)	275,978
1,881	Teradyne Inc	910,103
9,394	Texas Instruments Inc	2,800,070
2,313	Twilio Inc Class A(a)	477,241
239	Tyler Technologies Inc(a)	69,898
19,596	Ultra Clean Holdings Inc(a)	2,794,194
24,708	V2X Inc(a)	1,842,228
934	Veeva Systems Inc Class A(a)	165,757
63,610	Waystar Holding Corp(a)	1,305,913
4,868	Western Digital Corp	3,109,289
1,365	Workday Inc Class A(a)	167,103
303	Zebra Technologies Corp Class A(a)	79,768
		220,071,385
Utilities — 2.59%
5,305	AES Corp	77,771
1,518	Alliant Energy Corp	115,808
1,681	Ameren Corp	190,020
13,881	American Electric Power Co Inc	1,899,060
1,232	American Water Works Co Inc	162,107
1,086	Atmos Energy Corp	187,085
26,710	Avista Corp	1,092,706
4,149	CenterPoint Energy Inc	182,722
1,848	CMS Energy Corp	141,372
2,341	Consolidated Edison Inc	258,985
1,989	Constellation Energy Corp	494,008
5,420	Dominion Energy Inc	370,132
1,346	DTE Energy Co	205,090
4,752	Duke Energy Corp	601,508
2,477	Edison International	184,413

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
Shares		Fair Value
Utilities — (continued)
2,776	Entergy Corp	$ 318,851
1,454	Evergy Inc	125,669
2,244	Eversource Energy	162,174
6,429	Exelon Corp	299,720
3,293	FirstEnergy Corp	156,549
59,175	MDU Resources Group Inc	1,255,102
13,576	National Fuel Gas Co	1,048,203
42,817	NextEra Energy Inc	3,758,048
2,857	NiSource Inc	135,850
15,568	NRG Energy Inc	2,273,862
13,704	PG&E Corp	230,501
885	Pinnacle West Capital Corp	94,695
4,692	PPL Corp	170,554
3,178	Public Service Enterprise Group Inc	257,927
4,068	Sempra	377,144
7,051	Southern Co	674,851
3,114	Talen Energy Corp(a)	1,196,586
46,470	UGI Corp	1,605,074
2,024	Vistra Corp	321,067
1,999	WEC Energy Group Inc	233,423
3,885	Xcel Energy Inc	311,966
		21,170,603
TOTAL COMMON STOCK — 97.99% (Cost $543,270,701)		$800,263,371
EXCHANGE TRADED FUNDS
3,954	State Street® SPDR® S&P 500® ETF Trust(b)	2,952,728

TOTAL EXCHANGE TRADED FUNDS — 0.36% (Cost $2,866,435)		$2,952,728
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
9,498,562	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 9,498,562
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.16% (Cost $9,498,562)		$9,498,562
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.42%
3,427,800	U.S. Treasury Bills(e) 3.63%, 09/01/2026	3,406,461
TOTAL SHORT TERM INVESTMENTS — 0.42% (Cost $3,406,461)		$3,406,461
TOTAL INVESTMENTS — 99.93% (Cost $559,042,159)		$816,121,122
OTHER ASSETS & LIABILITIES, NET — 0.07%		$538,459
TOTAL NET ASSETS — 100.00%		$816,659,581

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
As of June 30, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	17	USD	6,416	Sep 2026	$166,103
				Net Appreciation	$166,103
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of June 30, 2026 (Unaudited)
As of June 30, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	105,895	EUR	90,900	09/16/2026	$1,687
BB	USD	636,379	GBP	473,600	09/16/2026	8,219
CGM	DKK	2,762,900	USD	430,948	09/16/2026	(6,802)
CGM	USD	261,099	EUR	224,200	09/16/2026	4,074
CGM	USD	440,437	GBP	328,000	09/16/2026	5,394
GS	USD	92,554	EUR	79,500	09/16/2026	1,414
GS	USD	52,361	GBP	39,000	09/16/2026	633
HSB	EUR	247,100	USD	281,460	09/16/2026	1,817
HSB	USD	326,457	EUR	280,400	09/16/2026	5,004
HSB	USD	231,034	GBP	172,100	09/16/2026	2,770
MS	EUR	1,187,000	USD	1,358,729	09/16/2026	2,058
MS	GBP	444,200	USD	585,875	09/16/2026	3,289
MS	USD	1,348,285	DKK	8,650,400	09/16/2026	20,324
MS	USD	344,819	GBP	257,000	09/16/2026	3,947
SSB	USD	195,591	EUR	168,100	09/16/2026	2,880
SSB	USD	50,699	GBP	37,800	09/16/2026	563
TD	USD	333,386	EUR	286,500	09/16/2026	4,940
TD	USD	1,371,812	GBP	1,022,500	09/16/2026	15,618
UBS	USD	113,243	EUR	97,300	09/16/2026	1,697
WES	USD	873,223	GBP	650,900	09/16/2026	9,901
					Net Appreciation	$89,427
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,269,500,794	$914,772,537	$1,129,380,387
Cash	16,464,733	20,314,655	18,160,963
Cash denominated in foreign currencies, fair value(c)	-	-	2,173,978
Cash pledged on futures contracts	14,425	4,133,303	826,694
Cash pledged on centrally cleared swaps	-	9,336,227	-
Interest receivable	10,711,816	4,184,533	5,279,269
Subscriptions receivable	755,103	9,329,237	3,285,540
Receivable for investments sold	1,983,687	34,299,379	56,414
Variation margin on futures contracts	-	-	59,905
Unrealized appreciation on forward foreign currency contracts	27,331	-	75,087
Total Assets	1,299,457,889	996,369,871	1,159,298,237
LIABILITIES:
Payable for TBA investments purchased	-	30,278,320	-
Payable for director fees	10,698	10,697	10,697
Payable for investments purchased	7,935,250	37,219,403	1,882,004
Payable for other accrued fees	134,088	89,705	480,230
Payable for shareholder services fees	398,139	265,814	341,053
Payable to investment adviser	430,099	231,293	516,944
Payable upon return of securities loaned	4,180,150	214,830	-
Redemptions payable	6,726,984	368,333	765,891
Unrealized depreciation on forward foreign currency contracts	-	-	315
Variation margin on futures contracts	287,536	537,422	-
Variation margin on centrally cleared swaps	-	22,367	-
Total Liabilities	20,102,944	69,238,184	3,997,134
NET ASSETS	$1,279,354,945	$927,131,687	$1,155,301,103
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,831,594	$34,790,705	$8,759,706
Paid-in capital in excess of par	1,526,567,056	905,224,992	884,493,899
Undistributed/accumulated earnings (deficit)	(262,043,705)	(12,884,010)	262,047,498
NET ASSETS	$1,279,354,945	$927,131,687	$1,155,301,103
NET ASSETS BY CLASS
Investor Class	$1,267,847,623	$913,889,909	$1,132,873,240
Institutional Class	$11,507,322	$13,241,778	$22,427,863
CAPITAL STOCK:
Authorized
Investor Class	1,080,000,000	1,200,000,000	399,000,000
Institutional Class	15,000,000	20,000,000	25,000,000
Issued and Outstanding
Investor Class	147,161,316	344,386,440	85,757,773
Institutional Class	1,154,627	3,520,609	1,839,282
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.62	$2.65	$13.21
Institutional Class	$9.97	$3.76	$12.19
(a) Cost of investments	$1,285,752,703	$926,744,243	$904,176,673
(b) Including fair value of securities on loan	$3,998,230	$206,097	$-
(c) Cost of cash denominated in foreign currencies	$-	$-	$2,173,852
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$816,121,122
Cash	10,745,555
Cash pledged on futures contracts	557,180
Dividends receivable	466,815
Subscriptions receivable	390,703
Receivable for investments sold	171,893
Variation margin on futures contracts	40,800
Unrealized appreciation on forward foreign currency contracts	96,229
Total Assets	828,590,297
LIABILITIES:
Payable for director fees	10,697
Payable for investments purchased	976,673
Payable for other accrued fees	126,048
Payable for shareholder services fees	239,294
Payable to investment adviser	326,772
Payable upon return of securities loaned	9,498,562
Redemptions payable	745,868
Unrealized depreciation on forward foreign currency contracts	6,802
Total Liabilities	11,930,716
NET ASSETS	$816,659,581
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,552,630
Paid-in capital in excess of par	525,108,843
Undistributed/accumulated earnings	285,998,108
NET ASSETS	$816,659,581
NET ASSETS BY CLASS
Investor Class	$790,249,390
Institutional Class	$26,410,191
CAPITAL STOCK:
Authorized
Investor Class	300,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	54,140,237
Institutional Class	1,386,064
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.60
Institutional Class	$19.05
(a) Cost of investments	$559,042,159
(b) Including fair value of securities on loan	$9,366,059
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
INVESTMENT INCOME:
Interest	$34,422,057	$22,759,922	$129,175
Income from securities lending (net of fees)	23,345	283	740
Dividends	14,922	-	20,746,811
Foreign withholding tax	-	-	(1,815,062)
Total Income	34,460,324	22,760,205	19,061,664
EXPENSES:
Management fees	2,570,822	1,280,140	2,861,239
Shareholder services fees – Investor Class	2,348,421	1,337,435	1,867,511
Audit and tax fees	23,526	28,210	42,129
Custodian fees	46,464	17,203	163,774
Directors fees	23,340	23,339	23,339
Legal fees	6,204	6,204	6,204
Pricing fees	20,690	8,811	17,339
Registration fees	45,131	57,968	40,607
Shareholder report fees	49,897	32,547	51,698
Transfer agent fees	4,621	4,707	4,863
Other fees	26,324	20,335	20,246
Total Expenses	5,165,440	2,816,899	5,098,949
Less amount waived by investment adviser	15,998	124,041	10,963
Net Expenses	5,149,442	2,692,858	5,087,986
NET INVESTMENT INCOME	29,310,882	20,067,347	13,973,678
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(19,966,119)	(2,214,131)	30,173,945
Net realized gain on swaps	-	4,626,880	-
Net realized gain (loss) on futures contracts	(7,047,351)	(3,631,305)	511,428
Net realized gain on foreign currency transactions	189,554	-	2,101,386
Net realized gain (loss) on forward foreign currency contracts	67,376	-	(302)
Net Realized Gain (Loss)	(26,756,540)	(1,218,556)	32,786,457
Net change in unrealized appreciation (depreciation) on investments	2,330,166	(10,980,536)	20,442,152
Net change in unrealized depreciation on swaps	-	(1,719,794)	-
Net change in unrealized appreciation (depreciation) on futures contracts	(201,173)	(760,271)	103,175
Net change in unrealized appreciation on foreign currency translations	-	-	66
Net change in unrealized appreciation on forward foreign currency contracts	22,818	-	78,809
Net Change in Unrealized Appreciation (Depreciation)	2,151,811	(13,460,601)	20,624,202
Net Realized and Unrealized Gain (Loss)	(24,604,729)	(14,679,157)	53,410,659
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,706,153	$5,388,190	$67,384,337
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Empower Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Interest	$170,200
Income from securities lending (net of fees)	12,717
Dividends	5,817,018
Foreign withholding tax	(13,967)
Total Income	5,985,968
EXPENSES:
Management fees	1,776,920
Shareholder services fees – Investor Class	1,281,735
Audit and tax fees	19,554
Custodian fees	46,545
Directors fees	23,339
Legal fees	6,204
Pricing fees	565
Registration fees	38,559
Shareholder report fees	41,968
Transfer agent fees	4,652
Other fees	20,114
Total Expenses	3,260,155
Less amount waived by investment adviser	13,618
Net Expenses	3,246,537
NET INVESTMENT INCOME	2,739,431
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	28,315,757
Net realized gain on futures contracts	464,464
Net realized gain on foreign currency transactions	132,287
Net realized gain on forward foreign currency contracts	14,714
Net Realized Gain	28,927,222
Net change in unrealized appreciation on investments	56,694,669
Net change in unrealized appreciation on futures contracts	159,286
Net change in unrealized appreciation on forward foreign currency contracts	113,797
Net Change in Unrealized Appreciation	56,967,752
Net Realized and Unrealized Gain	85,894,974
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,634,405
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Core Strategies: Flexible Bond Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$29,310,882	$54,728,143
Net realized gain (loss)	(26,756,540)	932,380
Net change in unrealized appreciation	2,151,811	40,890,805
Net Increase in Net Assets Resulting from Operations	4,706,153	96,551,328
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(26,562,428)	(56,537,193)
Institutional Class	(220,968)	(440,404)
From Net Investment Income	(26,783,396)	(56,977,597)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	131,116,209	355,488,159
Institutional Class	923,867	1,542,717
Shares issued in reinvestment of distributions
Investor Class	26,562,428	56,537,193
Institutional Class	220,968	440,404
Shares redeemed
Investor Class	(265,438,280)	(306,003,873)
Institutional Class	(953,196)	(1,916,773)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(107,568,004)	106,087,827
Total Increase (Decrease) in Net Assets	(129,645,247)	145,661,558
NET ASSETS:
Beginning of period	1,409,000,192	1,263,338,634
End of period	$1,279,354,945	$1,409,000,192
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	14,913,486	40,606,118
Institutional Class	91,275	152,371
Shares issued in reinvestment of distributions
Investor Class	3,092,250	6,462,668
Institutional Class	22,253	43,726
Shares redeemed
Investor Class	(30,216,515)	(35,025,646)
Institutional Class	(94,243)	(190,909)
Net Increase (Decrease)	(12,191,494)	12,048,328
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Core Strategies: Inflation-Protected Securities Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$20,067,347	$19,775,549
Net realized gain (loss)	(1,218,556)	6,067,631
Net change in unrealized appreciation (depreciation)	(13,460,601)	4,643,650
Net Increase in Net Assets Resulting from Operations	5,388,190	30,486,830
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(16,022,594)	(26,215,727)
Institutional Class	(177,147)	(313,028)
From Net Investment Income	(16,199,741)	(26,528,755)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	324,220,129	289,676,573
Institutional Class	5,390,558	9,191,178
Shares issued in reinvestment of distributions
Investor Class	16,022,594	26,215,727
Institutional Class	177,147	313,028
Shares redeemed
Investor Class	(54,026,135)	(73,051,479)
Institutional Class	(2,590,172)	(2,133,718)
Net Increase in Net Assets Resulting from Capital Share Transactions	289,194,121	250,211,309
Total Increase in Net Assets	278,382,570	254,169,384
NET ASSETS:
Beginning of period	648,749,117	394,579,733
End of period	$927,131,687	$648,749,117
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	120,250,825	106,287,507
Institutional Class	1,416,604	2,417,232
Shares issued in reinvestment of distributions
Investor Class	6,069,164	9,756,777
Institutional Class	47,366	82,881
Shares redeemed
Investor Class	(20,022,326)	(26,890,990)
Institutional Class	(681,393)	(558,946)
Net Increase	107,080,240	91,094,461
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Core Strategies: International Equity Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$13,973,678	$19,195,593
Net realized gain	32,786,457	68,807,679
Net change in unrealized appreciation	20,624,202	171,435,370
Net Increase in Net Assets Resulting from Operations	67,384,337	259,438,642
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(13,516,127)	(33,843,051)
Institutional Class	(327,430)	(735,927)
From Net Investment Income and Net Realized Gains	(13,843,557)	(34,578,978)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	133,282,926	259,892,951
Institutional Class	5,913,754	13,350,171
Shares issued in reinvestment of distributions
Investor Class	13,516,127	33,843,051
Institutional Class	327,430	735,927
Shares redeemed
Investor Class	(121,491,206)	(388,732,733)
Institutional Class	(5,559,484)	(8,718,685)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	25,989,547	(89,629,318)
Total Increase in Net Assets	79,530,327	135,230,346
NET ASSETS:
Beginning of period	1,075,770,776	940,540,430
End of period	$1,155,301,103	$1,075,770,776
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,247,328	22,456,204
Institutional Class	490,379	1,218,737
Shares issued in reinvestment of distributions
Investor Class	1,036,513	2,764,222
Institutional Class	27,218	64,434
Shares redeemed
Investor Class	(9,331,809)	(33,279,270)
Institutional Class	(459,955)	(805,929)
Net Increase (Decrease)	2,009,674	(7,581,602)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2026 and fiscal year ended December 31, 2025
Empower Core Strategies: U.S. Equity Fund	2026 (Unaudited)	2025
OPERATIONS:
Net investment income	$2,739,431	$4,018,735
Net realized gain	28,927,222	37,740,854
Net change in unrealized appreciation	56,967,752	55,122,194
Net Increase in Net Assets Resulting from Operations	88,634,405	96,881,783
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,698,277)	(43,489,537)
Institutional Class	(84,982)	(1,070,548)
From Net Investment Income and Net Realized Gains	(2,783,259)	(44,560,085)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	67,764,335	158,364,542
Institutional Class	5,804,292	7,156,853
Shares issued in reinvestment of distributions
Investor Class	2,698,277	43,489,537
Institutional Class	84,982	1,070,548
Shares redeemed
Investor Class	(73,383,979)	(184,647,442)
Institutional Class	(3,709,656)	(4,424,113)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(741,749)	21,009,925
Total Increase in Net Assets	85,109,397	73,331,623
NET ASSETS:
Beginning of period	731,550,184	658,218,561
End of period	$816,659,581	$731,550,184
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,984,034	12,597,751
Institutional Class	325,570	433,074
Shares issued in reinvestment of distributions
Investor Class	188,164	3,298,092
Institutional Class	4,540	62,434
Shares redeemed
Investor Class	(5,370,785)	(14,646,253)
Institutional Class	(204,323)	(270,156)
Net Increase (Decrease)	(72,800)	1,474,942
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2026 (Unaudited)	$8.77	0.19	(0.16)	0.03	—	(0.18)	—	(0.18)	$8.62	0.24% (c)
12/31/2025	$8.50	0.36	0.28	0.64	—	(0.37)	—	(0.37)	$8.77	7.61%
12/31/2024	$8.65	0.35	(0.10)	0.25	(0.00) (d)	(0.40)	—	(0.40)	$8.50	2.99%
12/31/2023	$8.44	0.30	0.22	0.52	—	(0.31)	—	(0.31)	$8.65	6.06%
12/31/2022 (e)	$9.02	0.13	(0.54)	(0.41)	(0.00) (d)	(0.16)	—	(0.16)	$8.44	(4.58%) (c)
04/30/2022	$9.85	0.07	(0.86)	(0.79)	—	(0.04)	—	(0.04)	$9.02	(8.04%)
04/30/2021 (f)	$10.00	0.03	(0.17)	(0.14)	—	(0.01)	—	(0.01)	$9.85	(1.35%) (c)
Institutional Class
06/30/2026 (Unaudited)	$10.11	0.23	(0.18)	0.05	—	(0.19)	—	(0.19)	$9.97	0.43% (c)
12/31/2025	$9.75	0.45	0.31	0.76	—	(0.40)	—	(0.40)	$10.11	7.97%
12/31/2024	$9.87	0.44	(0.11)	0.33	(0.00) (d)	(0.45)	—	(0.45)	$9.75	3.28%
12/31/2023	$9.60	0.37	0.24	0.61	—	(0.34)	—	(0.34)	$9.87	6.42%
12/31/2022 (e)	$10.23	0.18	(0.64)	(0.46)	(0.00) (d)	(0.17)	—	(0.17)	$9.60	(4.47%) (c)
04/30/2022	$11.14	0.12	(0.98)	(0.86)	—	(0.05)	—	(0.05)	$10.23	(7.72%)
04/30/2021	$10.86	0.17	0.11	0.28	—	(0.00) (d)	—	(0.00) (d)	$11.14	2.60%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
06/30/2026 (Unaudited)	$1,267,848	0.76% (i)	0.76% (i)	4.33% (i)	39% (c)
12/31/2025	$1,397,520	0.76%	0.76%	4.13%	98%
12/31/2024	$1,252,324	0.76%	0.76%	4.11%	79%
12/31/2023	$1,711,276	0.75%	0.75%	3.52%	50%
12/31/2022 (e)	$1,662,026	0.77% (i)	0.77% (i)	2.27% (i)	96% (c)
04/30/2022	$1,773,436	0.76%	0.76%	0.76%	210%
04/30/2021 (f)	$951,807	0.79% (i)	0.79% (i)	0.42% (i)	180% (c)
Institutional Class
06/30/2026 (Unaudited)	$11,507	0.74% (i)	0.45% (i)	4.65% (i)	39% (c)
12/31/2025	$11,481	0.66%	0.45%	4.44%	98%
12/31/2024	$11,015	0.75%	0.45%	4.43%	79%
12/31/2023	$11,998	0.74%	0.45%	3.83%	50%
12/31/2022 (e)	$11,600	0.57% (i)	0.45% (i)	2.64% (i)	96% (c)
04/30/2022	$10,647	0.88%	0.45%	1.09%	210%
04/30/2021	$4,298	1.13%	0.45%	1.50%	180%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Amount was less than $0.01 per share.
(e)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(f)	Investor Class inception date was September 3, 2020.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 37% for the period ended June 30, 2026, 95%, 46% and 76% for the years ended December 31, 2025, 2024 and 2023, 52% for the period ended December 31, 2022, and 40% and 51%for the years ended April 30, 2022 and 2021, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2026 (Unaudited)	$2.68	0.07	(0.05)	0.02	—	(0.05)	—	(0.05)	$2.65	0.73% (c)
12/31/2025	$2.63	0.10	0.07	0.17	—	(0.12)	(0.00) (d)	(0.12)	$2.68	6.76%
12/31/2024	$2.70	0.11	(0.03)	0.08	—	(0.15)	—	(0.15)	$2.63	2.53%
12/31/2023	$2.67	0.10	0.01	0.11	—	(0.08)	—	(0.08)	$2.70	4.16%
12/31/2022 (e)	$2.90	0.10	(0.26)	(0.16)	—	(0.07)	—	(0.07)	$2.67	(5.66%) (c)
04/30/2022	$6.46	0.24	(0.13)	0.11	(1.64)	(0.21)	(1.82)	(3.67)	$2.90	0.54%
04/30/2021 (f)	$10.00	0.25	0.01	0.26	—	(1.97)	(1.83)	(3.80)	$6.46	3.22% (c)
Institutional Class
06/30/2026 (Unaudited)	$3.78	0.10	(0.07)	0.03	—	(0.05)	—	(0.05)	$3.76	1.10% (c)
12/31/2025	$3.65	0.15	0.12	0.27	—	(0.14)	(0.00) (d)	(0.14)	$3.78	7.08%
12/31/2024	$3.69	0.16	(0.04)	0.12	—	(0.16)	—	(0.16)	$3.65	2.89%
12/31/2023	$3.61	0.16	0.00 (d)	0.16	—	(0.08)	—	(0.08)	$3.69	4.65%
12/31/2022 (e)	$3.87	0.16	(0.35)	(0.19)	—	(0.07)	—	(0.07)	$3.61	(5.01%) (c)
04/30/2022	$7.32	0.28	(0.16)	0.12	(1.61)	(0.14)	(1.82)	(3.57)	$3.87	0.73%
04/30/2021	$10.39	0.15	0.66	0.81	—	(2.05)	(1.83)	(3.88)	$7.32	8.43%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
06/30/2026 (Unaudited)	$913,890	0.73% (i)	0.70% (i)	5.17% (i)	123% (c)
12/31/2025	$638,412	0.76%	0.70%	3.69%	309%
12/31/2024	$391,671	0.77%	0.70%	4.02%	213%
12/31/2023	$344,472	0.84%	0.70%	3.89%	75%
12/31/2022 (e)	$39,426	1.34% (i)	0.70% (i)	5.24% (i)	106% (c)
04/30/2022	$12,843	1.90%	0.70%	5.02%	50%
04/30/2021 (f)	$9,062	0.96% (i)	0.70% (i)	4.14% (i)	147%
Institutional Class
06/30/2026 (Unaudited)	$13,242	0.71% (i)	0.35% (i)	5.41% (i)	123% (c)
12/31/2025	$10,337	0.81%	0.35%	3.98%	309%
12/31/2024	$2,908	1.64%	0.35%	4.41%	213%
12/31/2023	$2,406	1.97%	0.35%	4.47%	75%
12/31/2022 (e)	$2,380	1.67% (i)	0.35% (i)	6.30% (i)	106% (c)
04/30/2022	$2,181	3.43%	0.35%	5.18%	50%
04/30/2021	$658	8.35%	0.35%	1.72%	147%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Amount was less than $0.01 per share.
(e)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(f)	Investor Class inception date was September 3, 2020.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 115% for the period ended June 30, 2026, 309%, 199% and 63% for the years ended December 31, 2025, 2024 and 2023, 106% for the period ended December 31, 2022, and 50% and 147% for the years ended April 30, 2022 and 2021, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2026 (Unaudited)	$12.59	0.17	0.61	0.78	—	(0.16)	—	(0.16)	$13.21	6.22% (c)
12/31/2025	$10.10	0.21	2.67	2.88	—	(0.31)	(0.08)	(0.39)	$12.59	28.74%
12/31/2024	$10.04	0.19	0.10	0.29	—	(0.23)	—	(0.23)	$10.10	2.87%
12/31/2023	$8.75	0.18	1.30	1.48	—	(0.19)	—	(0.19)	$10.04	17.07%
12/31/2022 (d)	$8.98	0.15	(0.38)	(0.23)	—	—	—	—	$8.75	(2.56%) (c)
04/30/2022	$11.19	0.14	(1.22)	(1.08)	(0.67)	(0.13)	(0.33)	(1.13)	$8.98	(10.82%)
04/30/2021 (e)	$10.00	0.24	2.06	2.30	—	(0.33)	(0.78)	(1.11)	$11.19	23.84% (c)
Institutional Class
06/30/2026 (Unaudited)	$11.64	0.17	0.56	0.73	—	(0.18)	—	(0.18)	$12.19	6.30% (c)
12/31/2025	$9.39	0.22	2.50	2.72	—	(0.39)	(0.08)	(0.47)	$11.64	29.17%
12/31/2024	$9.40	0.22	0.08	0.30	—	(0.31)	—	(0.31)	$9.39	3.14%
12/31/2023	$8.35	0.22	1.22	1.44	—	(0.39)	—	(0.39)	$9.40	17.55%
12/31/2022 (d)	$8.55	0.13	(0.33)	(0.20)	—	—	—	—	$8.35	(2.34%) (c)
04/30/2022	$10.66	0.18	(1.17)	(0.99)	(0.47)	(0.18)	(0.47)	(1.12)	$8.55	(10.51%)
04/30/2021	$8.25	0.11	3.47	3.58	—	(0.39)	(0.78)	(1.17)	$10.66	44.45%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2026 (Unaudited)	$1,132,873	0.94% (g)	0.94% (g)	2.56% (g)	11% (c)
12/31/2025	$1,055,041	0.96%	0.96%	1.85%	42%
12/31/2024	$928,287	0.96%	0.96%	1.85%	14%
12/31/2023	$581,928	1.10%	1.00%	1.94%	16%
12/31/2022 (d)	$77,674	1.32% (g)	1.00% (g)	2.64% (g)	15% (c)
04/30/2022	$273,921	1.06%	1.00%	1.32%	58%
04/30/2021 (e)	$98,555	1.41% (g)	1.00% (g)	3.42% (g)	94% (c)
Institutional Class
06/30/2026 (Unaudited)	$22,428	0.75% (g)	0.65% (g)	2.84% (g)	11% (c)
12/31/2025	$20,730	0.80%	0.65%	2.00%	42%
12/31/2024	$12,254	1.06%	0.65%	2.23%	14%
12/31/2023	$8,269	1.28%	0.65%	2.43%	16%
12/31/2022 (d)	$7,766	1.18% (g)	0.65% (g)	2.48% (g)	15% (c)
04/30/2022	$7,023	1.23%	0.65%	1.79%	58%
04/30/2021	$3,994	2.10%	0.65%	1.06%	94%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	Investor Class inception date was September 3, 2020.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2026 (Unaudited)	$13.07	0.05	1.53	1.58	—	(0.05)	—	(0.05)	$14.60	12.10% (c)
12/31/2025	$12.10	0.07	1.75	1.82	—	(0.08)	(0.77)	(0.85)	$13.07	15.00%
12/31/2024	$11.04	0.08	2.28	2.35	—	(0.23)	(1.06)	(1.29)	$12.10	21.28%
12/31/2023	$9.45	0.07	2.09	2.16	—	(0.53)	(0.04)	(0.57)	$11.04	22.79%
12/31/2022 (d)	$9.82	0.05	(0.42)	(0.37)	—	—	—	—	$9.45	(3.77%) (c)
04/30/2022	$12.42	(0.01) (e)	(0.08)	(0.09)	(0.27)	(0.54)	(1.70)	(2.51)	$9.82	(2.89%)
04/30/2021 (f)	$10.00	0.00 (g)	2.68	2.68	—	(0.09)	(0.17)	(0.26)	$12.42	27.11% (c)
Institutional Class
06/30/2026 (Unaudited)	$17.03	0.09	1.99	2.08	—	(0.06)	—	(0.06)	$19.05	12.23% (c)
12/31/2025	$15.53	0.15	2.25	2.40	—	(0.13)	(0.77)	(0.90)	$17.03	15.41%
12/31/2024	$13.86	0.15	2.86	3.01	—	(0.28)	(1.06)	(1.34)	$15.53	21.66%
12/31/2023	$11.73	0.14	2.59	2.73	—	(0.56)	(0.04)	(0.60)	$13.86	23.27%
12/31/2022 (d)	$12.16	0.09	(0.52)	(0.43)	—	—	—	—	$11.73	(3.54%) (c)
04/30/2022	$14.68	0.04	(0.16)	(0.12)	(0.53)	(0.17)	(1.70)	(2.40)	$12.16	(2.59%)
04/30/2021	$9.78	0.05	5.12	5.17	—	(0.10)	(0.17)	(0.27)	$14.68	53.21%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Investor Class
06/30/2026 (Unaudited)	$790,249	0.87% (i)	0.87% (i)	0.71% (i)	18% (c)
12/31/2025	$710,090	0.91%	0.90%	0.59%	28%
12/31/2024	$642,150	0.87%	0.87%	0.60%	20%
12/31/2023	$678,303	0.89%	0.89%	0.71%	76%
12/31/2022 (d)	$253,476	1.09% (i)	0.90% (i)	0.83% (i)	62% (c)
04/30/2022	$6,286	1.57%	0.90%	(0.12%)	132%
04/30/2021 (f)	$1,781	3.36% (i)	0.90% (i)	0.01% (i)	69% (c)
Institutional Class
06/30/2026 (Unaudited)	$26,410	0.66% (i)	0.55% (i)	1.04% (i)	18% (c)
12/31/2025	$21,460	0.68%	0.55%	0.94%	28%
12/31/2024	$16,069	0.71%	0.55%	0.95%	20%
12/31/2023	$16,411	0.59%	0.55%	1.10%	76%
12/31/2022 (d)	$15,462	0.89% (i)	0.55% (i)	1.09% (i)	62% (c)
04/30/2022	$23,714	1.02%	0.55%	0.26%	132%
04/30/2021	$18,242	1.26%	0.55%	0.42%	69%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Investor Class inception date was September 3, 2020.
(g)	Amount was less than $0.01 per share.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2026

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Funds' distributor to make the shares available. The Board of Directors of Empower Funds, Inc. approved a change to the Funds' fiscal year end from April 30 to December 31, beginning December 31, 2022.
Investment Objectives
Empower Core Strategies: Flexible Bond Fund - to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Empower Core Strategies: Inflation-Protected Securities Fund - to seek real return consistent with the preservation of capital.
Empower Core Strategies: International Equity Fund & Empower Core Strategies: U.S. Equity Fund - to seek long-term growth of capital.
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchanged Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2026

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications, new issue data, collateral performance and monthly payment information
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications, observations of equity and credit default swap curves related to issuer

Semi-Annual Report - June 30, 2026

Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications and exchange prices
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, reference data including market research publications, new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2026, the inputs used to value the Empower Core Strategies: Flexible Bond Fund, Empower Core Strategies: International Equity Fund and Empower Core Strategies: U.S. Equity Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the Empower Core Strategies: Inflation-Protected Securities Fund, all the investments were valued using Level 2 inputs, except for Futures contracts, which were valued using Level 1 inputs.

Semi-Annual Report - June 30, 2026

Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$133,405,447	$—	$133,405,447
Bank Loans	—	50,695,650	—	50,695,650
Corporate Bonds and Notes	—	344,238,548	—	344,238,548
Convertible Bonds	—	13,387,088	—	13,387,088
Foreign Government Bonds and Notes	—	57,560,983	—	57,560,983
Mortgage-Backed Securities	—	287,090,355	—	287,090,355
U.S. Government Agency Bonds and Notes	—	3,754,348	—	3,754,348
U.S. Treasury Bonds and Notes	—	370,627,072	—	370,627,072
Common Stock	1,668,650	—	—	1,668,650
Convertible Preferred Stock	—	2,168,020	—	2,168,020
Preferred Stock	—	349,586	—	349,586
Government Money Market Mutual Funds	4,180,150	—	—	4,180,150
Short Term Investments	—	374,897	—	374,897
Total investments, at fair value:	5,848,800	1,263,651,994	—	1,269,500,794
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	27,331	—	27,331
Futures Contracts(a)	2,467,086	—	—	2,467,086
Total Assets	$8,315,886	$1,263,679,325	$—	$1,271,995,211
Liabilities
Other Financial Investments
Futures Contracts(a)	$(2,726,980)	$—	$—	$(2,726,980)
Total Liabilities	$(2,726,980)	$—	$—	$(2,726,980)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Semi-Annual Report - June 30, 2026

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$586,056	$53,525,710	$—	$54,111,766
Communications	4,159,426	51,062,571	—	55,221,997
Consumer, Cyclical	16,385,600	119,531,106	—	135,916,706
Consumer, Non-cyclical	9,531,416	231,611,658	20	241,143,094
Diversified	248,000	—	—	248,000
Energy	760,871	39,152,112	—	39,912,983
Financial	18,163,319	276,541,747	—	294,705,066
Industrial	1,615,741	158,558,785	—	160,174,526
Technology	30,968,462	76,722,929	—	107,691,391
Utilities	2,169,049	25,535,529	—	27,704,578
	84,587,940	1,032,242,147	20	1,116,830,107
Preferred Stock	—	2,153,394	—	2,153,394
Rights	—	9,918	—	9,918
Short Term Investments	—	10,386,968	—	10,386,968
Total investments, at fair value:	84,587,940	1,044,792,427	20	1,129,380,387
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	75,087	—	75,087
Futures Contracts(a)	111,095	—	—	111,095
Total Assets	$84,699,035	$1,044,867,514	$20	$1,129,566,569
Liabilities
Other Financial Investments
Forward Foreign Currency Contracts(a)	—	(315)	—	(315)
Total Liabilities	$—	$(315)	$—	$(315)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Semi-Annual Report - June 30, 2026

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$14,984,118	$—	$—	$14,984,118
Communications	92,379,094	—	—	92,379,094
Consumer, Cyclical	72,761,068	—	—	72,761,068
Consumer, Non-cyclical	121,708,541	2,068,209	—	123,776,750
Energy	32,846,613	1,721,686	—	34,568,299
Financial	124,000,408	—	—	124,000,408
Industrial	96,551,646	—	—	96,551,646
Technology	220,071,385	—	—	220,071,385
Utilities	21,170,603	—	—	21,170,603
	796,473,476	3,789,895	—	800,263,371
Exchange Traded Funds	2,952,728	—	—	2,952,728
Government Money Market Mutual Funds	9,498,562	—	—	9,498,562
Short Term Investments	—	3,406,461	—	3,406,461
Total investments, at fair value:	808,924,766	7,196,356	—	816,121,122
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	96,229	—	96,229
Futures Contracts(a)	166,103	—	—	166,103
Total Assets	$809,090,869	$7,292,585	$—	$816,383,454
Liabilities
Other Financial Investments
Forward Foreign Currency Contracts(a)	—	(6,802)	—	(6,802)
Total Liabilities	$—	$(6,802)	$—	$(6,802)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Semi-Annual Report - June 30, 2026

Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currency translations on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid twice annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, adjustments for passive foreign investment corporations, adjustments for real estate investment trusts and foreign currency reclassifications.

Semi-Annual Report - June 30, 2026

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2026 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Core Strategies: Flexible Bond Fund	$1,285,820,460	$17,552,040	$(34,104,269)	$(16,552,229)
Empower Core Strategies: Inflation-Protected Securities Fund	927,487,624	742,736,432	(756,817,709)	(14,081,277)
Empower Core Strategies: International Equity Fund	907,818,237	305,676,558	(83,928,541)	221,748,017
Empower Core Strategies: U.S. Equity Fund	561,165,322	282,380,454	(27,169,124)	255,211,330
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of the its investment objective, each Fund may seek to use derivatives to increase or decrease their exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Funds to lose money on investments denominated in foreign currencies.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm a Fund’s performance.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements ("MNA"), or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements

Semi-Annual Report - June 30, 2026

contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use interest rate futures to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure or equity futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
Swaps
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between a Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (OTC swaps) or centrally cleared (centrally cleared swaps).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
For centrally cleared swaps, required initial margin deposits of cash or securities are pledged by a Fund. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are

Semi-Annual Report - June 30, 2026

disclosed as upfront premiums paid/received in a table following the Schedule of Investments. A Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	5,376
Average short contracts	2,205
Average notional long	$594,110,929
Average notional short	$298,804,785
Forward Currency Exchange Contracts:
Average notional amount	$2,499,742
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	2,669
Average short contracts	1,115
Average notional long	$417,944,569
Average notional short	$133,367,476
Centrally Cleared Interest Rate Swaps:
Average notional amount	$1,070,851,429
Centrally Cleared Inflation Swaps:
Average notional amount	$86,594,286

Semi-Annual Report - June 30, 2026

Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	92
Average notional long	$13,969,748
Forward Currency Exchange Contracts:
Average notional amount	$3,024,254
Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	21
Average notional long	$7,530,466
Forward Currency Exchange Contracts:
Average notional amount	$7,025,559
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2026 is as follows:
Empower Core Strategies: Flexible Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$2,467,086	$—	$2,467,086
Forward foreign currency contracts Unrealized appreciation on forward foreign currency contracts	—	—	—	27,331	—	—	27,331
	$—	$—	$—	$27,331	$2,467,086	$—	$2,494,417
Liabilities - Derivative Financial Statements
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$2,726,980	$—	$2,726,980
	$—	$—	$—	$—	$2,726,980	$—	$2,726,980
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2026

Empower Core Strategies: Inflation-Protected Securities Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$373,709	$—	$373,709
Swaps - centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	1,162,824	—	1,162,824
	$—	$—	$—	$—	$1,536,533	$—	$1,536,533
Liabilities - Derivative Financial Statements
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$902,438	$—	$902,438
Swaps - centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	2,000,284	—	2,000,284
	$—	$—	$—	$—	$2,902,722	$—	$2,902,722
(a)Includes cumulative depreciation of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: International Equity Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$111,095	$—	$—	$—	$111,095
Forward foreign currency contracts Unrealized appreciation on forward foreign currency contracts	—	—	—	75,087	—	—	75,087
	$—	$—	$111,095	$75,087	$—	$—	$186,182
Liabilities - Derivative Financial Statements
Forward foreign currency contracts Unrealized depreciation on forward foreign currency contracts	$—	$—	$—	$315	$—	$—	$315
	$—	$—	$—	$315	$—	$—	$315
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2026

Empower Core Strategies: U.S. Equity Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Forward Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$166,103	$—	$—	$—	$166,103
Forward foreign currency contracts Unrealized appreciation on forward foreign currency contracts	—	—	—	96,229	—	—	96,229
	$—	$—	$166,103	$96,229	$—	$—	$262,332
Liabilities - Derivative Financial Statements
Forward foreign currency contracts Unrealized depreciation on forward foreign currency contracts	$—	$—	$—	$6,802	$—	$—	$6,802
	$—	$—	$—	$6,802	$—	$—	$6,802
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2026 is as follows:
Empower Core Strategies: Flexible Bond Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(7,047,351)	$—	$(7,047,351)
Forward foreign currency contracts	—	—	—	67,376	—	—	67,376
Total	$—	$—	$—	$67,376	$(7,047,351)	$—	$(6,979,975)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(201,173)	$—	$(201,173)
Forward foreign currency contracts	—	—	—	22,818	—	—	22,818
Total	$—	$—	$—	$22,818	$(201,173)	$—	$(178,355)

Semi-Annual Report - June 30, 2026

Empower Core Strategies: Inflation-Protected Securities Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(3,631,305)	$—	$(3,631,305)
Swaps	—	—	—	—	4,626,880	—	4,626,880
Total	$—	$—	$—	$—	$995,575	$—	$995,575
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(760,271)	$—	$(760,271)
Swaps	—	—	—	—	(1,719,794)	—	(1,719,794)
Total	$—	$—	$—	$—	$(2,480,065)	$—	$(2,480,065)
Empower Core Strategies: International Equity Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$511,428	$—	$—	$—	$511,428
Forward foreign currency contracts	—	—	—	(302)	—	—	(302)
Total	$—	$—	$511,428	$(302)	$—	$—	$511,126
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$103,175	$—	$—	$—	$103,175
Forward foreign currency contracts	—	—	—	78,809	—	—	78,809
Total	$—	$—	$103,175	$78,809	$—	$—	$181,984
Empower Core Strategies: U.S. Equity Fund
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Forward Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$464,464	$—	$—	$—	$464,464
Forward foreign currency contracts	—	—	—	14,714	—	—	14,714
Total	$—	$—	$464,464	$14,714	$—	$—	$479,178
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$159,286	$—	$—	$—	$159,286
Forward foreign currency contracts	—	—	—	113,797	—	—	113,797
Total	$—	$—	$159,286	$113,797	$—	$—	$273,083
Concentration Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 30, 2026

3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include MNAs which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize the Funds' financial investments that, if applicable, were subject to an enforceable MNA as of June 30, 2026.
Empower Core Strategies: Flexible Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America Corp	$27,331	$—	$—	$—	$27,331
	$27,331	$—	$—	$—	$27,331
(a)OTC derivatives are reported gross on the Statement of Assets and Liabilities.
Empower Core Strategies: International Equity Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup Global Markets	$11,217	$(90)	$—	$—	$11,127
Mellon Capital	63,870	(225)	—	—	63,645
	$75,087	$(315)	$—	$—	$74,772
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$-	$—	$—	$—	$ —
Citigroup Global Markets	(90)	90	—	—	—
Mellon Capital	(225)	225	—	—	—
	$(315)	$315	$—	$—	$—
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
Empower Core Strategies: U.S. Equity Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$9,906	$—	$—	$—	$9,906
Citigroup Global Markets	9,468	(6,802)	—	—	2,666
Goldman Sachs	2,047	—	—	—	2,047
HSBC Bank USA	9,591	—	—	—	9,591
Morgan Stanley	29,618	—	—	—	29,618
State Street Bank	3,443	—	—	—	3,443
Toronto Dominion Bank	20,558	—	—	—	20,558
UBS AG	1,697	—	—	—	1,697
Westpac Banking	9,901	—	—	—	9,901
	$96,229	$(6,802)	$—	$—	$89,427

Semi-Annual Report - June 30, 2026

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup Global Markets	$(6,802)	$6,802	$—	$—	$ —
	$(6,802)	$6,802	$—	$—	$—
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Core Strategies: Flexible Bond Fund	0.38% up to $2 billion dollars
0.35% over $2 billion dollars
Empower Core Strategies: Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Core Strategies: International Equity Fund	0.53% up to $1 billion dollars
0.48% over $1 billion dollars
0.43% over $2 billion dollars
Empower Core Strategies: U.S. Equity Fund	0.47% up to $1 billion dollars
0.42% over $1 billion dollars
0.37% over $2 billion dollars
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2027 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Core Strategies: Flexible Bond Fund	0.45%
Empower Core Strategies: Inflation-Protected Securities Fund	0.35%
Empower Core Strategies: International Equity Fund	0.65%
Empower Core Strategies: U.S. Equity Fund	0.55%

Semi-Annual Report - June 30, 2026

ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2026, the amounts subject to recoupment, if any, were as follows:
Empower Core Strategies: Flexible Bond Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$33,701	$34,647	$23,767	$15,998	$0
Empower Core Strategies: Inflation-Protected Securities Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$201,221	$286,978	$314,734	$124,041	$0
Empower Core Strategies: International Equity Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$362,755	$33,876	$24,017	$10,963	$0
Empower Core Strategies: U.S. Equity Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires June 29, 2029	Recoupment of Past Reimbursed Fees by ECM
$6,980	$25,873	$104,152	$13,618	$0
ECM and Empower Funds entered into sub-advisory agreements with, and ECM is responsible for compensating each sub-adviser below for their services:
Empower Core Strategies: Flexible Bond Fund - Loomis, Sayles & Company, L.P.
Empower Core Strategies: Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Core Strategies: International Equity Fund - Keyridge Asset Management Limited ("Keyridge"), an affiliate of ECM and Empower of America, Lazard Asset Management LLC, and LSV Asset Management. Keyridge receives monthly compensation for its services at the annual rate of 0.02% of the average net value on the Keyridge sub-advised portion of the Fund’s assets subject to an annual $20,000 minimum.
Empower Core Strategies: U.S. Equity Fund - Keyridge, an affiliate of ECM and Empower of America, Putnam Investment Management, LLC, J.P. Morgan Investment Management Inc., and Loomis, Sayles & Company L.P. Keyridge receives a monthly compensation for its services at the annual rate of 0.0075% of the average net value on the Keyridge sub-advised portion of the Fund’s assets subject to an annual $20,000 minimum.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.

Semi-Annual Report - June 30, 2026

Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,145,000 for the period ended June 30, 2026.
5.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$204,797,328	$202,506,114
Empower Core Strategies: Inflation-Protected Securities Fund	146,986,374	65,126,926
Empower Core Strategies: International Equity Fund	118,720,089	115,531,717
Empower Core Strategies: U.S. Equity Fund	137,353,718	132,090,180
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$312,575,788	$394,020,795
Empower Core Strategies: Inflation-Protected Securities Fund	1,033,261,271	852,725,526
Empower Core Strategies: International Equity Fund	-	-
Empower Core Strategies: U.S. Equity Fund	-	-

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of June 30, 2026, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Core Strategies: Flexible Bond Fund	$3,998,230	$4,180,150
Empower Core Strategies: Inflation-Protected Securities Fund	206,097	214,830
Empower Core Strategies: International Equity Fund	-	-
Empower Core Strategies: U.S. Equity Fund	9,366,059	9,498,562

Semi-Annual Report - June 30, 2026

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarize the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2026.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund	Total(a)
Corporate Bonds and Notes	$3,880,030
Convertible Bonds	300,120
Total secured borrowings	$4,180,150
Empower Core Strategies: Inflation-Protected Securities Fund	Total(a)
Corporate Bonds and Notes	$214,830
Total secured borrowings	$214,830
Empower Core Strategies: U.S. Equity Fund	Total(a)
Common Stocks	$6,539,578
Exchange Traded Funds	2,958,984
Total secured borrowings	$9,498,562
(a)The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2026, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2026

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Core Strategies: Flexible Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of the Empower Core Strategies: Flexible Bond Fund (the “Fund”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating all or a portion of the assets of the Fund among one or more sub-advisers - including, in this case, Loomis Sayles. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend investment sub-advisory agreements, including the Sub-Advisory Agreement, with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, Loomis Sayles, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security. Currently, ECM manages the portion of the Fund’s assets not allocated to the Sub-Adviser.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and Loomis Sayles in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and Loomis Sayles (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.

As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and Loomis Sayles.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index, the Bloomberg U.S. Aggregate Bond Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one-, three- and five-year periods ended December 31, 2025. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund for the one-, three- and five-year periods ended December 31, 2025 exceeded its performance universe median, each ranking in the second quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). In addition, the Board observed that each class of the Fund outperformed the Index for all periods reviewed.
In evaluating the performance data, the Board considered the investment decision-making process, the organization, composition and experience of investment personnel and portfolio risk controls, among other things, of the Sub-Adviser and - with respect to the portion of the Fund’s portfolio not allocated to Loomis Sayles - those of ECM. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions, as well as the adviser’s performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Furthermore, the Board noted ECM’s view that the Fund’s performance meets expectations relative to its investment objective and that ECM recommends the retention of Loomis Sayles.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and Loomis Sayles from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.

In evaluating the management fee and total expense ratio of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, as to each class, the Fund’s Contractual Management Fee was lower than its peer group median contractual management fee. The Board also observed that the total annual operating expense ratio for the Fund’s Investor Class was in the third quartile of its peer group median expense ratio, specifically ranking in the 47th percentile. The Board further observed that the total annual operating expense ratio for the Fund’s Institutional Class was in the fourth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also reviewed information regarding the fees charged by Loomis Sayles to certain other accounts and products, noting, in particular, that Loomis Sayles provided its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by Loomis Sayles for its own retail bond mutual fund and another bond fund managed in the same investment style as the Fund. Additionally, the Board noted the statement by Loomis Sayles that the Fund’s sub-advisory fee is the lowest fee rate of all mutual funds managed by the Sub-Adviser in this strategy. Considering the foregoing, the Board noted that any fees charged by Loomis Sayles to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to Loomis Sayles and that such fees were negotiated at arm’s length between ECM and Loomis Sayles.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to be realized by ECM and Loomis Sayles. For this purpose, the Board reviewed the financial statements and profitability information from ECM and Loomis Sayles.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and Loomis Sayles were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained a breakpoint that would reduce the management fee on assets above specified levels as the Fund’s assets increased.

Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or Loomis Sayles from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted Loomis Sayles’ statement that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that Loomis Sayles does not believe is material. Loomis Sayles also noted that it may attract additional advisory clients from the reputational benefit of serving in its capacity to the Fund - a benefit Loomis Sayles described as difficult to quantify.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, its affiliates or Loomis Sayles, as applicable.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower Core Strategies: Inflation-Protected Securities Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Core Strategies: Inflation-Protected Securities Fund (the “Fund”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one-, three- and five-year periods ended December 31, 2025 for the Investor Class and Institutional Class. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund outperformed its respective performance universe median for each period reviewed, which, for each class and each period reviewed, ranked in the second quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), except for the Fund’s Investor Class, which ranked in the third quintile for the three-year period ended December 31, 2025. The Board also observed that each class of the Fund underperformed the Bloomberg 1-10 Year U.S. Treasury Inflation-Protected Securities Index for each period reviewed.
In evaluating the performance data, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. Also taken into account was the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of duration and security selection on performance. The Board’s evaluation was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Furthermore, the Board noted ECM’s view that the Fund’s performance meets expectations relative to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund, as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group.
The Board observed that the Contractual Management Fee for each class was lower than its peer group median contractual management fee. The Board also observed that the total annual operating expense ratio for each class was lower than its respective peer group median total operating expense ratio, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board reviewed information regarding the fees charged by ECM and the Sub-Adviser to similar other funds of Empower Funds managed by ECM and the Sub-Adviser, as applicable, and/or standard institutional fee schedules for the relevant investment strategy. With respect to ECM, the Board noted that ECM does not manage other client accounts in the same investment style as the Fund. As to GSAM, the Board noted that the information provided included the Sub-Adviser’s standard institutional fee schedule - as disclosed in its Form ADV - for an account managed with an investment strategy similar to that used for the Fund’s portfolio, noting that the standard fee was higher than the fee charged to ECM for the Fund. Also noted was GSAM’s statement that sub-advisory fees negotiated between the Sub-Adviser and investment advisers are a function of the size of the mandate, the applicable benchmark, investment guidelines and the level of servicing required. Moreover, the Board considered that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to be realized by ECM and its affiliates and by the Sub-Adviser. For this purpose, the Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Fund in particular, the Board noted that GSAM reported a negative margin associated with its relationship to the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedule contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to GSAM, the Board noted that improved trading efficiencies from aggregated orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived and identified by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower Core Strategies: International Equity Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Core Strategies: International Equity Fund (the “Fund”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among Empower Funds, ECM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Empower Core Strategies: International Equity Fund	Keyridge Asset Management Limited (“Keyridge”)
Lazard Asset Management LLC (“Lazard”)
LSV Asset Management ("LSV")
(ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). Keyridge is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, each of Keyridge, Lazard and LSV. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Advisers (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Empower is an indirect wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against the MSCI EAFE Index, its benchmark index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one-, three- and five-year periods ended December 31, 2025. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three- and five-year periods ended December 31, 2025 were in the fifth, fifth and fourth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for the one-, three- and five-year periods ended December 31, 2025 were in the fourth, fourth and third quintiles, respectively, of its performance universe, with a specific performance universe ranking in the 58th percentile for the five-year period ended December 31, 2025. The Board also observed that the Fund underperformed the Index for each period reviewed.
In evaluating the Fund’s investment performance and the performance of the Sub-Advisers, the Board noted that Lazard commenced management of its allocation of the Fund’s portfolio in April 2025. The Board also considered that, prior to April 2025, a portion of the Fund’s portfolio was managed by another sub-adviser and therefore, the Fund’s performance history reflects, in part, services provided by that firm.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund, as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual

Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, as to each class, the Fund’s Contractual Management Fee and total annual operating expense ratio were lower than its peer group median contractual management fee and peer group median expense ratio, respectively, with the total annual operating expense ratio, ranking in the first quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the second quintile of its peer group with respect to the Institutional Class.
The Board also reviewed information regarding the fees charged by ECM and the Sub-Advisers, to similar other funds of Empower Funds managed by ECM and the Sub-Advisers and/or standard institutional fee schedules for the relevant investment strategy. The Board noted that ECM does not manage other client accounts in the same investment style as the Fund. For LSV, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as LSV’s allocated portion of the Fund, and noted fee schedule differences and where the fee charged to ECM was higher, at particular asset levels, than that charged to certain other comparable clients or engagements. The Board considered LSV’s statement that sub-advisory fee schedules are negotiated individually, based on factors that include projected size and complexity of the account and service level requirements, among other things, and that the fee charged to ECM represents a discount from the Sub-Adviser’s standard fee schedule for large institutional clients. With respect to Lazard, the Board noted that the information provided by Lazard included fees for a proprietary mutual fund and separate account and that Lazard manages a sleeve of four sub-advised funds with a similar investment strategy to the Fund, which fees remain confidential. The Board also noted the Sub-Adviser’s statement that the Sub-Adviser offers fees that are reasonable and appropriate in light of competitor’s fees, the relevant strategy, benchmark orientation, assets under management, overall relationship and level of service required, among others. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by Keyridge included the fees it charged to ECM for the other series of Empower Funds sub-advised by Keyridge, including other equity index funds and a passively managed sleeve of another equity fund (collectively, the “Keyridge Sub-Advised Funds”). The Board also noted Keyridge’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products, as applicable, appeared to be competitive with the fees charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to be realized by ECM and the Sub-Advisers. The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. The Board also noted that Keyridge’s profitability was based on its aggregate profitability for providing sub-advisory services to the Keyridge Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the LSV sub-advisory fee schedule contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. As the Board considered the foregoing, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted Keyridge’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser, which may support its business growth in the U.S. and elsewhere in the future. As to Lazard, the Board noted Lazard may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM and Keyridge including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, the Sub-Advisers or, as applicable, their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower Core Strategies: U.S. Equity Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 29, 2026 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Core Strategies: U.S. Equity Fund (the “Fund”), (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among Empower Funds, ECM and each of the following sub-advisers (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”):
Fund	Sub-Adviser(s)
Empower Core Strategies: U.S. Equity Fund	J.P. Morgan Investment Management Inc. (“JPMIM”)
Keyridge Asset Management Limited (“Keyridge”)
Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Putnam Investment Management, LLC ("Putnam")
and (iii) the investment sub-sub-advisory agreement (the “Franklin Sub-Sub-Advisory Agreement”) by and among Franklin Advisers, Inc. (“Franklin”) and Putnam, with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). Keyridge is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the assets of the Fund among one or more sub-advisers - including, in this case, each of Keyridge, JPMIM, Loomis Sayles and Putnam. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 25, 2026 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. A Broadridge representative met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, the Independent Directors discussed with Broadridge an analysis comparing ECM’s profitability on its investment management business to that of publicly traded investment managers. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened prior to the April Board Meeting, on April 7, 2026, and again at a session held immediately prior to the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Advisers (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower whereby Empower provides employees, office space, and various other corporate services for ECM. (Empower is an indirect wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency. With respect to ECM, the Board also took into account various organizational, business and personnel developments and initiatives, including resource and process enhancements.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”), as well as a recent restructuring of the compliance function at ECM. The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, labor market data and unemployment rates, monetary and fiscal policy developments, including interest rate expectations and inflation, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index, the Russell 3000 Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one-, three- and five-year periods ended December 31, 2025. In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of the Index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund for the one-, three- and five- year periods ended December 31, 2025, ranked in the third, third and second quintiles, respectively, of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) and outperformed its respective performance universe median for each period reviewed, with the exception of the Investor Class, which underperformed its performance universe median for the one-year period ended December 31, 2025, with a specific universe ranking in the 52nd percentile. The Board also observed each class of the Fund underperformed the Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and each Sub-Adviser, as applicable, from their relationships with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2027.
In evaluating the management fee and total expense ratio of the Fund, as to its Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.

The Board observed that the Fund’s Contractual Management Fee was lower than the median contractual management fee of the peer group of funds for each class. The Board also observed that the total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the first quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the second quintile of its peer group with respect to the Institutional Class.
The Board also reviewed information regarding the fees charged by ECM and the Sub-Advisers to similar other funds of Empower Funds managed by ECM and the Sub-Advisers, as applicable, and/or standard institutional fee schedules for the relevant investment strategy. The Board noted that ECM does not manage other client accounts in the same investment style as the Fund. With respect to each of JPMIM, Loomis Sayles and Putnam, the Board noted that the information provided included the fees charged for one or more similar retail mutual funds managed or sub-advised by the Sub-Adviser and/or institutional separately managed accounts with an investment strategy similar to the Fund. As applicable, the Board noted explanations provided for any differences in fee schedules, including vehicle structures, account sizes, the totality of client relationship, anticipated flows and projected growth. For instance, the Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, competitor data and existing fee schedules. Also noted was JPMIM’s view that the Fund’s sub-advisory fees are competitive and in line with similar mandates. As to Loomis Sayles, the Board noted the Sub-Adviser’s statement that the Fund’s sub-advisory fee is the lowest fee rate of all mutual funds managed by the Sub-Adviser in this strategy.
Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by Keyridge included the fees it charged to ECM for the other series of Empower Funds sub-advised by Keyridge, including other equity index funds and a passively managed sleeve of another equity fund (collectively, the “Keyridge Sub-Advised Funds”). The Board also noted Keyridge’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services. Taking into account all of the foregoing, the Board noted that the fees charged appeared to be consistent or competitive with those charged to the other funds or accounts and ECM, as applicable. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to each Sub-Adviser.
The Board further considered the overall financial soundness of, and the profits estimated to be realized by, ECM and each of the Sub-Advisers, as applicable. For this purpose, the Board reviewed the financial statements and profitability information from ECM and each of the Sub-Advisers, as applicable.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Fund in particular, the Board noted that Loomis Sayles reported a negative margin associated with the management of its allocated portion of the Fund’s portfolio.
The Board also noted that Keyridge’s profitability was based on its aggregate profitability for providing sub-advisory services to the Keyridge Sub-Advised Funds (i.e., including the Fund) and, similarly, JPMIM’s profitability was based on the aggregate profitability for providing sub-advisory services to three series of Empower Funds, including the Fund. With respect to Putnam, the Board noted Putnam’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles. The Board noted that since the Sub-Advisory Agreement with Putnam is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Putnam Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates and/or the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and - with respect to each Sub-Adviser except Keyridge - the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. As the Board considered the foregoing, including instances in which the breakpoints in the applicable sub-advisory fee schedule take effect at lower asset levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each of Loomis Sayles and Putnam may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted instances in which a Sub-Adviser indicated that the Fund’s performance record forms part of the Sub-Adviser’s overall performance results or a Sub-Adviser otherwise derives a reputational benefit from its relationship to the Fund and, therefore, a Sub-Adviser may gain or enhance its exposure to prospective advisory clients. As to Loomis Sayles, in particular, the Sub-Adviser stated that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is difficult to quantify. As to JPMIM, the Board noted the Sub-Adviser’s statement that it is not aware of direct or indirect benefits that have been derived from its relationship to the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM and Keyridge, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, the Sub-Advisers, or, as applicable, their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement and the Franklin Sub-Sub-Advisory Agreement continue to be reasonable and that the continuation of the Agreements and the Franklin Sub-Sub-Advisory Agreement is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 20, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 20, 2026